TCW Artificial Intelligence Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Shares	Value

COMMON STOCK—88.5% of Net Assets
Agricultural & Farm Machinery—4.6%
Deere & Co.	780	$267,681
Enphase Energy, Inc.(1)	1,107	314,587

		582,268

Apparel, Accessories & Luxury Goods—1.9%
Lululemon Athletica, Inc.(1)	766	237,851

Application Software—7.6%
Adobe, Inc.(1)	817	335,068
Autodesk, Inc.(1)	567	122,653
Bill.Com Holdings, Inc.(1)	1,453	196,271
Salesforce, Inc.(1)	1,244	228,921
UiPath, Inc.(1)	4,712	86,371

		969,284

Automobile Manufacturers—4.4%
Tesla Inc.(1)	627	558,939

Biotechnology—0.3%
SpringWorks Therapeutics, Inc.(1)	1,168	34,900

Communications Equipment—12.1%
Arista Networks, Inc.(1)	3,592	418,935
Cisco Systems, Inc.	7,592	344,449
Motorola Solutions, Inc.	1,048	250,042
Palo Alto Networks, Inc.(1)	1,054	526,052

		1,539,478

Data Processing & Outsourced Services—2.5%
Mastercard, Inc.	881	311,689

Electronic Equipment & Instruments—1.0%
Trimble, Inc.(1)	1,881	130,598

General Merchandise Stores—2.8%
Costco Wholesale Corp.	666	360,506

Internet & Direct Marketing Retail—3.0%
Amazon.com, Inc.(1)	2,820	380,559

Internet Services & Infrastructure—11.0%
Alphabet, Inc.(1)	6,260	728,163
Meta Platforms, Inc.(1)	1,466	233,241
Okta, Inc.(1)	1,516	149,250
Snowflake, Inc.(1)	1,378	206,576
ZoomInfo Technologies, Inc.(1)	2,341	88,700

		1,405,930

Semiconductor Equipment—4.8%
ASML Holding NV (Netherlands)	592	340,069
Lam Research Corp.	534	267,272

		607,341

Semiconductors—11.5%
Intel Corp.	3,283	119,206
Micron Technology, Inc.	3,390	209,705
NVIDIA Corp.	2,331	423,379
NXP Semiconductors NV (Netherlands)	1,151	211,646
ON Semiconductor Corp.(1)	3,061	204,414
QUALCOMM, Inc.	2,074	300,854

		1,469,204

Specialized REITs—3.9%
American Tower Corp.	920	249,164
SBA Communications Corp.	719	241,433

		490,597

Systems Software—14.3%
Crowdstrike Holdings, Inc.(1)	2,243	411,815
Datadog, Inc.(1)	2,876	293,381
Microsoft Corp.	2,011	564,568
ServiceNow, Inc.(1)	801	357,775
Zscaler, Inc.(1)	1,210	187,622

		1,815,161

Technology Hardware, Storage & Peripherals—2.8%
Apple, Inc.	2,227	361,910

Total Common Stock (Cost: $9,537,714)		11,256,215

MONEY MARKET INVESTMENTS—11.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.88%(2)	1,489,134	1,489,134

Total Money Market Investments (Cost: $1,489,134)		1,489,134

Total Investments (100.2%) (Cost: $11,026,848)		12,745,349

Liabilities In Excess Of Other Assets (-0.2%)		(21,019)

Net Assets (100.0%)		$12,724,330

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2022.

TCW Artificial Intelligence Equity Fund Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Agricultural & Farm Machinery	4.6%
Apparel, Accessories & Luxury Goods	1.9
Application Software	7.6
Automobile Manufacturers	4.4
Biotechnology	0.3
Communications Equipment	12.1
Data Processing & Outsourced Services	2.5
Electronic Equipment & Instruments	1.0
General Merchandise Stores	2.8
Internet & Direct Marketing Retail	3.0
Internet Services & Infrastructure	11.0
Semiconductor Equipment	4.8
Semiconductors	11.5
Specialized REITs	3.9
Systems Software	14.3
Technology Hardware, Storage & Peripherals	2.8
Money Market Investments	11.7

Total	100.2%

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Agricultural & Farm Machinery	$582,268	$—	$—	$582,268
Apparel, Accessories & Luxury Goods	237,851	—	—	237,851
Application Software	969,284	—	—	969,284
Automobile Manufacturers	558,939	—	—	558,939
Biotechnology	34,900	—	—	34,900
Communications Equipment	1,539,478	—	—	1,539,478
Data Processing & Outsourced Services	311,689	—	—	311,689
Electronic Equipment & Instruments	130,598	—	—	130,598
General Merchandise Stores	360,506	—	—	360,506
Internet & Direct Marketing Retail	380,559	—	—	380,559
Internet Services & Infrastructure	1,405,930	—	—	1,405,930
Semiconductor Equipment	607,341	—	—	607,341
Semiconductors	1,469,204	—	—	1,469,204
Specialized REITs	490,597	—	—	490,597
Systems Software	1,815,161	—	—	1,815,161
Technology Hardware, Storage & Peripherals	361,910	—	—	361,910

Total Common Stock	11,256,215	—	—	11,256,215

Money Market Investments	1,489,134	—	—	1,489,134

Total Investments	$12,745,349	$—	$—	$12,745,349

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Shares	Value

EXCHANGE-TRADED FUNDS —3.3% of Net Assets
iShares Gold Trust(1)	9,725	$325,301
iShares MSCI EAFE Index Fund	10,410	684,145

Total Exchange-traded Funds (Cost: $1,028,642)		1,009,446

INVESTMENT COMPANIES—96.2%

Diversified Equity Funds—34.1%
TCW Artificial Intelligence Equity Fund—I Class(2)	16,684	280,630
TCW Global Real Estate Fund—I Class(2)	125,203	1,518,712
TCW New America Premier Equities Fund—I Class(2)	120,806	2,859,477
TCW Relative Value Large Cap Fund—I Class(2)	184,817	2,391,526
TCW Relative Value Mid Cap Fund—I Class(2)	35,856	853,376
TCW Select Equities Fund—I Class(2)	84,350	2,438,562

		10,342,283

Diversified Fixed Income Funds—62.1%
Metropolitan West High Yield Bond Fund—I Class(2)	33,032	310,829
Metropolitan West Low Duration Bond Fund—I Class(2)	413,142	3,495,181
Metropolitan West Total Return Bond Fund—I Class(2)	388,998	3,808,289
Metropolitan West Unconstrained Bond Fund—I Class(2)	531,180	5,699,562
TCW Emerging Markets Income Fund—I Class(2)	62,886	394,921
TCW Enhanced Commodity Strategy Fund—I Class(2)	117,669	824,859
TCW Global Bond Fund—I Class(2)	72,390	629,795
TCW Total Return Bond Fund—I Class(2)	403,796	3,634,160

		18,797,596

Total Investment Companies (Cost: $28,120,293)		29,139,879

MONEY MARKET INVESTMENTS—0.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.88%(3)	197,849	197,849

Total Money Market Investments (Cost: $197,849)		197,849

Total Investments (100.2%) (Cost: $29,346,784)		30,347,174
Liabilities In Excess Of Other Assets (-0.2%)		(55,181)

Net Assets (100.0%)		$30,291,993

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Rate disclosed is the 7-day net yield as of July 31, 2022.

TCW Conservative Allocation Fund

Schedule of Investments (Continued)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended July 31, 2022 is as follows:

Name of Affiliated Fund	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2022	Value at July 31, 2022	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
Metropolitan West High Yield Bond Fund—I Class	$364,123	$17,321	$28,859	33,032	$310,829	$11,667	$—	(534)	$(41,222)
Metropolitan West Low Duration Bond Fund—I Class	3,882,060	101,298	313,338	413,142	3,495,181	41,249	—	(7,913)	(166,926)
Metropolitan West Total Return Bond Fund—I Class	4,151,099	411,441	328,917	388,998	3,808,289	56,612	1,039	(26,615)	(398,719)
Metropolitan West Unconstrained Bond Fund—I Class	6,522,352	332,353	522,335	531,180	5,699,562	158,538	73,306	(23,738)	(609,070)
TCW Artificial Intelligence Fund—I Class	427,681	24,998	31,024	16,684	280,630	—	18,136	(1,839)	(139,186)
TCW Emerging Markets Income Fund—I Class	327,872	202,321	37,580	62,886	394,921	14,582	—	(3,280)	(94,412)
TCW Enhanced Commodity Strategy Fund—I Class	909,113	62,009	243,146	117,669	824,859	48,111	—	17,931	78,952
TCW Global Bond Fund—I Class	778,031	22,514	60,827	72,390	629,795	9,290	—	(4,918)	(105,005)
TCW Global Real Estate Fund—I Class	1,889,665	195,579	147,214	125,203	1,518,712	63,009	103,053	(5,319)	(413,999)
TCW New America Premier Equities Fund—I Class	3,024,172	1,150,504	572,062	120,806	2,859,477	—	345,481	74,944	(818,081)
TCW Relative Value Large Cap Fund—I Class	3,840,642	538,367	1,377,703	184,817	2,391,526	47,526	262,523	(58,461)	(551,319)
TCW Relative Value Mid Cap Fund—I Class	1,009,693	132,486	82,629	35,856	853,376	5,650	110,727	(1,604)	(204,570)
TCW Select Equities Fund—I Class	3,474,300	803,654	455,036	84,350	2,438,562	—	411,123	(102,059)	(1,282,297)
TCW Total Return Bond Fund—I Class	4,079,515	327,253	323,381	403,796	3,634,160	64,577	—	(25,232)	(423,995)

Total					$29,139,879	$520,811	$1,325,388	$(168,637)	$(5,169,849)

TCW Conservative Allocation Fund
Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	62.1%
Diversified Equity Funds	34.1
Exchange-Traded Funds	3.3
Money Market Investments	0.7

Total	100.2%

TCW Conservative Allocation Fund
Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$1,009,446	$—	$—	$1,009,446
Investment Companies	29,139,879	—	—	29,139,879
Money Market Investments	197,849	—	—	197,849

Total Investments	$30,347,174	$—	$—	$30,347,174

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Shares	Value

COMMON STOCK—91.7% of Net Assets
Argentina—1.2% (Cost: $35,098)
MercadoLibre, Inc.(1)	70	$56,960

Brazil—5.7%
BB Seguridade Participacoes S.A.	18,500	103,176
Cia de Saneamento Basico do Estado de Sao Paulo	5,600	47,992
Cia Energetica de Minas Gerais	21,600	47,952
Gerdau S.A. (SP ADR)	10,700	50,504
Pet Center Comercio e Participacoes S.A.	15,200	28,306

Total Brazil (Cost: $298,619)		277,930

China—43.7%
Alibaba Group Holding, Ltd.(1)	10,765	121,036
Beijing Easpring Material Technology Co., Ltd.	3,200	45,652
Beijing Zhong Ke San Huan High-Tech Co., Ltd.	16,000	50,537
BYD Co., Ltd.	2,700	98,782
CECEP Wind-Power Corp.	80,000	64,715
Chengxin Lithium Group Co., Ltd.	8,500	71,536
China Merchants Port Holdings Co., Ltd.	20,000	32,257
Contemporary Amperex Technology Co., Ltd.(1)	800	60,786
Do-Fluoride New Materials Co., Ltd.	10,000	72,137
Flat Glass Group Co., Ltd.	6,449	39,332
Galaxy Entertainment Group, Ltd.	8,000	47,593
Ganfeng Lithium Co., Ltd.	800	7,234
GEM Co., Ltd.	33,000	47,806
Ginlong Technologies Co., Ltd.	1,500	51,172
Hesteel Co., Ltd.(1)	150,000	62,118
JD.com, Inc.	5,200	155,129
Jiangsu Eastern Shenghong Co., Ltd.	24,200	70,978
Jiangsu GoodWe Power Supply Technology Co., Ltd.	1,000	51,076
JL Mag Rare-Earth Co., Ltd.	7,000	48,137
LONGi Green Energy Technology Co., Ltd.	6,720	61,571
Longshine Technology Group Co., Ltd.	11,000	50,125
Mianyang Fulin Precision Co., Ltd.(1)	11,000	33,846
Orient Overseas International, Ltd.	1,400	48,791
Pangang Group Vanadium Titanium & Resources Co., Ltd.(1)	58,000	63,620
Ping An Insurance Group Co. of China, Ltd.—Class H	27,990	164,498
Shaanxi Coal Industry Co., Ltd.	17,000	48,220
Shanxi Lu’an Environmental Energy Development Co., Ltd.	17,144	35,052
Shenzhen SC New Energy Technology Corp.	3,300	65,410
Sichuan Road & Bridge Co., Ltd.	31,979	47,988
Topchoice Medical Corp.(1)	2,198	47,828
Winner Medical Co., Ltd.	4,700	48,840
Wuhan DR Laser Technology Corp., Ltd.	1,100	36,655
Xinte Energy Co., Ltd.	18,000	47,810
Xinyi Solar Holdings, Ltd.	23,000	39,086
Yunnan Energy New Material Co., Ltd.	1,500	47,684
Zhejiang Huayou Cobalt Co., Ltd.	2,900	36,317

Total China (Cost: $2,093,868)		2,121,354

France—2.7% (Cost: $80,645)
Hermes International	95	130,029

India—4.2%
Apollo Hospitals Enterprise, Ltd.	800	42,549
Avenue Supermarts, Ltd.(1)	1,170	62,887
JSW Steel, Ltd.	6,500	51,632
KPIT Technologies, Ltd.	6,900	47,967

Total India (Cost: $182,299)		205,035

Indonesia—2.8%
Adaro Energy Tbk PT	192,800	42,335
Bukit Asam Tbk PT	130,000	37,687
United Tractors Tbk PT	25,000	54,635

Total Indonesia (Cost: $120,972)		134,657

Mexico—2.5%
America Movil S.A.B. de C.V.—Class L	2,500	47,325
Banco del Bajio S.A.	12,100	28,425
Gentera S.A.B. de CV	39,000	31,528
Regional SAB de CV	2,300	12,609

Total Mexico (Cost: $120,827)		119,887

Philippines—1.0% (Cost: $54,015)
Wilcon Depot, Inc.	100,000	50,199

Poland—1.1% (Cost: $44,002)
Dino Polska S.A.(1)	700	54,729

Russia—0.0%
Magnitogorsk Iron & Steel Works PJSC(2)	79,000	113
Yandex N.V.(1)(2)	3,100	140

Total Russia (Cost: $225,147)		253

Saudi Arabia—0.9% (Cost: $35,263)
ACWA Power Co.	900	42,084

Singapore—1.8%
SATS, Ltd.(1)	17,000	48,803
Sembcorp Industries, Ltd.	18,000	37,937

Total Singapore (Cost: $86,222)		86,740

South Africa—2.7%
Clicks Group, Ltd.	4,900	82,300
Discovery, Ltd.(1)	6,000	46,256

Total South Africa (Cost: $160,970)		128,556

South Korea—8.6%
GS Holdings Corp.	1,600	51,287
HD Hyundai Co., Ltd.	1,200	52,619
HMM Co., Ltd.	1,500	28,800
Hyundai Motor Co.	320	48,280
KT Corp. (SP ADR)	3,800	54,720
L&F Co., Ltd.(1)	420	74,321
POSCO Chemical Co., Ltd.	700	70,857
SK IE Technology Co., Ltd.(1)	600	37,780

Total South Korea (Cost: $438,838)		418,664

Taiwan—11.3%
Alchip Technologies, Ltd.	1,900	45,153
E Ink Holdings, Inc.	17,500	115,129
eMemory Technology, Inc.	1,000	39,753
Evergreen Marine Corp. Taiwan, Ltd.	20,000	63,792
Taiwan Semiconductor Manufacturing Co., Ltd.	14,400	246,954
Yang Ming Marine Transport Corp.	13,000	38,903

Total Taiwan (Cost: $411,042)		549,684

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Shares	Value

Turkey—1.5%
Turk Hava Yollari AO(1)	13,600	$38,258
Turkiye Sise ve Cam Fabrikalari A.S.	29,000	35,318

Total Turkey (Cost: $66,733)		73,576

Total Common Stock (Cost: $4,454,560)		4,450,337

PREFERRED STOCK—1.0%
South Korea—1.0%
Samsung Electronics Co., Ltd. 0.71%	1,100	48,264

Total Preferred Stock (Cost: $48,271)		48,264

MONEY MARKET INVESTMENTS—34.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.88%(3)	1,696,258	1,696,258

Total Money Market Investments (Cost: $1,696,258)		1,696,258

Total Investments (127.6%) (Cost: $6,199,089)		6,194,859

Liabilities In Excess Of Other Assets (-27.6%)		(1,338,164)

Total Net Assets (100.0%)		$4,856,695

Notes to the Schedule of Investments:

PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(3)	Rate disclosed is the 7-day net yield as of July 31, 2022.

TCW Developing Markets Equity Fund
Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Airlines	0.8%
Auto Components	0.7
Automobiles	3.0
Banks	0.9
Chemicals	4.8
Construction & Engineering	2.0
Construction Materials	1.5
Consumer Finance	0.6
Diversified Telecommunication Services	1.1
Electric	1.0
Electrical Equipment	5.3
Electronic Equipment, Instruments & Components	5.7
Food & Staples Retailing	4.1
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	1.9
Hotels, Restaurants & Leisure	1.0
Independent Power and Renewable Electricity Producers	2.2
Industrial Conglomerates	1.7
Insurance	6.5
Interactive Media & Services	0.0
Internet & Direct Marketing Retail	6.9
Marine	3.7
Metals & Mining	6.4
Multi-Utilities	0.8
Oil, Gas & Consumable Fuels	5.6
Paper & Forest Products	1.5
Semiconductors & Semiconductor Equipment	11.0
Software	2.0
Specialty Retail	1.6
Technology Hardware, Storage & Peripherals	1.0
Textiles, Apparel & Luxury Goods	2.7
Transportation Infrastructure	1.7
Water Utilities	1.0
Wireless Telecommunication Services	1.0
Money Market Investments	34.9

Total	127.6%

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$38,257	$—	$—	$38,257
Auto Components	—	33,846	—	33,846
Automobiles	48,280	98,782	—	147,062
Banks	41,034	—	—	41,034
Chemicals	109,917	118,662	—	228,579
Construction & Engineering	95,798	—	—	95,798
Construction Materials	70,857	—	—	70,857
Consumer Finance	31,529	—	—	31,529
Diversified Telecommunication Services	54,720	—	—	54,720
Electric	47,952	—	—	47,952
Electrical Equipment	48,137	208,686	—	256,823
Electronic Equipment, Instruments & Components	87,192	189,450	—	276,642
Food & Staples Retailing	82,300	117,616	—	199,916
Health Care Equipment & Supplies	48,840	—	—	48,840
Health Care Providers & Services	47,828	42,549	—	90,377
Hotels, Restaurants & Leisure	—	47,593	—	47,593
Independent Power and Renewable Electricity Producers	64,715	42,084	—	106,799
Industrial Conglomerates	35,318	51,287	—	86,605
Insurance	103,176	210,754	—	313,930
Interactive Media & Services	—	—	140	140
Internet & Direct Marketing Retail	56,960	276,165	—	333,125
Marine	102,695	77,592	—	180,287
Metals & Mining	311,996	7,234	113	319,343
Multi-Utilities	—	37,937	—	37,937
Oil, Gas & Consumable Fuels	85,908	184,641	—	270,549
Paper & Forest Products	71,536	—	—	71,536
Semiconductors & Semiconductor Equipment	78,418	458,840	—	537,258
Software	50,125	47,967	—	98,092
Specialty Retail	28,306	50,199	—	78,505
Textiles, Apparel & Luxury Goods	—	130,029	—	130,029
Transportation Infrastructure	48,803	32,257	—	81,060
Water Utilities	47,992	—	—	47,992
Wireless Telecommunication Services	47,325	—	—	47,325

Total Common Stock	1,985,914	2,464,170	253	4,450,337

Preferred Stock
Technology Hardware, Storage & Peripherals	48,264	—	—	48,264
Money Market Investments	1,696,258	—	—	1,696,258

Total Investments	$3,730,436	$2,464,170	$253	$6,194,859

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—50.6% of Net Assets
Angola—0.5% (Cost: $301,765)
Angolan Government International Bond 8.75%(1)	04/14/32	$300,000	$249,240

Argentina—0.5%
Argentine Republic Government International Bond
3.50%	07/09/41	421,094	112,138
3.88%	01/09/38	466,364	132,587

Total Argentina (Cost: $331,301)			244,725

Bahrain—1.3%
Bahrain Government International Bond 5.63%(1)	09/30/31	200,000	175,020
Oil and Gas Holding Co. BSCC (The)
7.50%(2)	10/25/27	250,000	247,861
7.63%(2)	11/07/24	200,000	202,350

Total Bahrain (Cost: $663,034)			625,231

Brazil—1.8%
Acu Petroleo Luxembourg Sarl 7.50%(1)	07/13/35	250,000	209,410
Brazilian Government International Bond 5.00%	01/27/45	200,000	159,911
CSN Resources S.A. 4.63%(1)	06/10/31	200,000	151,284
Globo Communicacoes Part 5.50%(1)	01/14/32	200,000	164,020
MV24 Capital B.V. 6.75%(1)	06/01/34	177,780	163,913

Total Brazil (Cost: $987,377)			848,538

Chile—2.1%
Chile Government International Bond
2.55%	07/27/33	250,000	213,360
3.10%	05/07/41	525,000	416,719
3.50%	01/31/34	400,000	368,538

Total Chile (Cost: $1,016,953)			998,617

China—0.7%
Alibaba Group Holding, Ltd. 4.00%	12/06/37	200,000	176,920
Tencent Holdings Ltd. 3.93%(2)	01/19/38	200,000	169,040

Total China (Cost: $342,527)			345,960

Colombia—2.0%
Banco GNB Sudameris S.A. 7.50% (U.S. 5-year Treasury Constant Maturity Rate + 6.660%)(1),(3)	04/16/31	150,000	123,778
Colombia Government International Bond
3.13%	04/15/31	350,000	277,655
4.13%	02/22/42	400,000	274,080
Ecopetrol S.A.
4.63%	11/02/31	75,000	61,868
5.88%	05/28/45	25,000	18,922
5.88%	11/02/51	35,000	25,692
Gran Tierra Energy, Inc. 7.75%(2)	05/23/27	200,000	167,510

Total Colombia (Cost: $1,022,627)			949,505

Dominican Republic—1.6%
Dominican Republic International Bond
4.50%(1)	01/30/30	150,000	129,885
4.88%(1)	09/23/32	445,000	378,829
5.30%(1)	01/21/41	150,000	117,669
5.50%(1)	02/22/29	150,000	139,545

Total Dominican Republic (Cost: $840,355)			765,928

Ecuador—0.6%
Ecuador Government International Bond
2.50%(1)	07/31/35	274,964	125,870
5.50%(2)	07/31/30	308,233	184,535

Total Ecuador (Cost: $419,422)			310,405

Egypt—1.3%
Egypt Government International Bond
7.05%(1)	01/15/32	200,000	127,340
7.30%(2)	09/30/33	275,000	173,470
8.88%(2)	05/29/50	200,000	119,500
Energean PLC 6.50%(1)	04/30/27	200,000	178,820

Total Egypt (Cost: $756,452)			599,130

El Salvador—0.3%
El Salvador Government International Bond
5.88%(2)	01/30/25	35,000	16,275
6.38%(2)	01/18/27	135,000	50,067
7.12%(2)	01/20/50	150,000	49,644
8.25%(2)	04/10/32	95,000	35,140

Total El Salvador (Cost: $303,819)			151,126

Gabon—0.3% (Cost: $184,529)
Gabon Government International Bond 6.63%(2)	02/06/31	200,000	145,280

Ghana—0.6%
Ghana Government International Bond
7.88%(2)	02/11/35	200,000	89,700
8.13%(2)	03/26/32	200,000	91,000
8.88%(2)	05/07/42	200,000	89,780

Total Ghana (Cost: $330,046)			270,480

Guatemala—0.7%
Guatemala Government Bond
3.70%(1)	10/07/33	200,000	167,100
4.65%(1)	10/07/41	200,000	164,433

Total Guatemala (Cost: $361,801)			331,533

Hungary—0.4% (Cost: $197,584)
Hungary Government International Bond 5.25%(1)	06/16/29	200,000	203,084

Indonesia—3.7%
Freeport Indonesia PT 5.32%(1)	04/14/32	200,000	188,000

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount		Value
Indonesia Asahan Aluminium Persero PT
4.75%(1)	05/15/25		$225,000	$227,306
5.45%(1)	05/15/30		200,000	192,880
Perusahaan Penerbit SBSN Indonesia III
2.55%(2)	06/09/31		200,000	179,300
3.80%(1)	06/23/50		250,000	212,318
4.15%(2)	03/29/27		200,000	202,520
4.40%(1)	06/06/27		200,000	204,750
4.70%(1)	06/06/32		200,000	208,140
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.88%(2)	07/17/49		200,000	166,380

Total Indonesia (Cost: $1,872,726)				1,781,594

Iraq—0.6% (Cost: $331,388)
Iraq International Bond 5.80%(2)	01/15/28		343,750	298,134

Israel—0.8%
Bank Leumi Le-Israel BM 5.13%(1)	07/27/27		200,000	204,600
Energean Israel Finance, Ltd. 5.88%(1)	03/30/31		189,300	162,476

Total Israel (Cost: $393,377)				367,076

Ivory Coast—0.2% (Cost: $131,310)
Ivory Coast Government International Bond 6.88%(1)	10/17/40	EUR	100,000	74,693

Jordan—0.4% (Cost: $194,107)
Jordan Government International Bond 7.75%(1)	01/15/28		$200,000	197,975

Kazakhstan—0.6% (Cost: $399,000)
KazMunayGas National Co. JSC 3.50%(1)	04/14/33		400,000	306,200

Mexico—4.3%
America Movil SAB de CV 5.38%(1)	04/04/32		200,000	190,013
Banco Mercantil del Norte S.A.
5.88% (U.S. 5-year Treasury Constant Maturity Rate + 4.643%)(1),(3),(4)	12/31/99		200,000	166,500
7.50% (U.S. 10-year Treasury Constant Maturity Rate + 5.470%)(1),(3),(4)	06/27/29		200,000	180,520
Electricidad Firme de Mexico Holdings SA de CV 4.90%(1)	11/20/26		200,000	157,786
Mexico Government International Bond
4.28%	08/14/41		400,000	333,080
4.50%	04/22/29		200,000	200,024
5.00%	04/27/51		200,000	175,715
Petroleos Mexicanos
6.50%	06/02/41		205,000	140,117
6.63%	06/15/35		142,000	103,923
7.69%	01/23/50		337,000	246,551
United Mexican States 3.50%	02/12/34		200,000	174,320

Total Mexico (Cost: $2,255,913)				2,068,549

Nigeria—1.1%
Nigeria Government International Bond
6.13%(1)	09/28/28		400,000	287,500
7.70%(1)	02/23/38		350,000	231,280

Total Nigeria (Cost: $753,440)				518,780

Oman—2.6%
Oman Government International Bond
4.75%(2)	06/15/26		200,000	196,250
6.00%(2)	08/01/29		400,000	400,560
6.25%(1)	01/25/31		300,000	300,030
6.50%(2)	03/08/47		400,000	349,000

Total Oman (Cost: $1,242,671)				1,245,840

Pakistan—0.3% (Cost: $241,199)
Pakistan Government International Bond 6.88%(2)	12/05/27		235,000	121,548

Panama—1.7%
Panama Government International Bond
2.25%	09/29/32		200,000	160,400
3.16%	01/23/30		200,000	181,580
3.87%	07/23/60		200,000	147,080
Republic of Panama 6.70%	01/26/36		300,000	332,610

Total Panama (Cost: $857,641)				821,670

Paraguay—0.7%
Paraguay Government International Bond
2.74%	01/29/33		200,000	163,584
5.60%(2)	03/13/48		200,000	171,738

Total Paraguay (Cost: $344,622)				335,322

Peru—2.0%
Peruvian Government International Bond
2.78%	01/23/31		50,000	44,166
3.00%	01/15/34		815,000	701,307
3.30%	03/11/41		240,000	195,174

Total Peru (Cost: $1,020,609)				940,647

Philippines—1.3%
Philippine Government International Bond
1.95%	01/06/32		200,000	171,250
3.20%	07/06/46		400,000	324,500
6.38%	10/23/34		100,000	117,430

Total Philippines (Cost: $699,756)				613,180

Qatar—3.4%
Qatar Energy
1.38%(2)	09/12/26		425,000	393,592
2.25%(1)	07/12/31		400,000	356,640
3.13%(1)	07/12/41		300,000	254,152
Qatar Government International Bond 3.75%(1)	04/16/30		600,000	615,915

Total Qatar (Cost: $1,742,935)				1,620,299

Romania—0.8%
Romanian Government International Bond
3.00%(1)	02/27/27		338,000	310,521
3.00%(1)	02/14/31		100,000	82,690

Total Romania (Cost: $417,784)				393,211

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount		Value
Saudi Arabia—3.4%
SA Global Sukuk Ltd. 2.69%(2)	06/17/31		$200,000	$182,778
Saudi Arabian Oil Co.
2.25%(2)	11/24/30		200,000	177,330
3.50%(2)	04/16/29		200,000	196,280
4.25%(2)	04/16/39		400,000	388,640
Saudi Government International Bond
3.45%(2)	02/02/61		225,000	181,033
3.63%(2)	03/04/28		500,000	506,875

Total Saudi Arabia (Cost: $1,642,450)				1,632,936

Senegal—0.2% (Cost: $94,327)
Senegal Government International Bond 5.38%(1)	06/08/37	EUR	100,000	73,032

South Africa—2.0%
Eskom Holdings SOC, Ltd.
6.35%(2)	08/10/28		$200,000	191,020
6.75%(2)	08/06/23		200,000	198,700
Republic of South Africa Government International Bond
4.85%	09/30/29		200,000	184,153
5.88%	04/20/32		200,000	185,840
7.30%	04/20/52		200,000	176,250

Total South Africa (Cost: $984,869)				935,963

Sri Lanka—0.1% (Cost: $119,250)
Sri Lanka Government International Bond 6.20%(2),(5)	05/11/27		200,000	61,981

Thailand—0.7%
GC Treasury Centre Co. 5.20%(1)	03/30/52		200,000	176,980
Krung Thai Bank PCL 4.40% (U.S. 5-year Treasury Constant Maturity Rate + 3.530%)(2),(3),(4)	03/25/26		200,000	170,000

Total Thailand (Cost: $406,153)				346,980

Turkey—0.5% (Cost: $232,808)
Turkey Government International Bond 5.88%	06/26/31		325,000	238,908

Ukraine—0.2%
NPC Ukrenergo 6.88%(1)	11/09/26		200,000	36,700
Ukraine Government International Bond
7.38%(2)	09/25/32		220,000	44,968
7.75%(2)	09/01/27		100,000	21,240

Total Ukraine (Cost: $533,567)				102,908

United Arab Emirates—2.2%
Abu Dhabi Government International Bond 1.63%(2)	06/02/28		400,000	366,280
DP World Salaam 6.00% (U.S. 5-year Treasury Constant Maturity Rate + 5.750%)(2),(3),(4)	10/01/25		200,000	200,750
Galaxy Pipeline Assets Bidco, Ltd.
2.63%(1)	03/31/36		400,000	338,345
2.94%(1)	09/30/40		196,522	165,637

Total United Arab Emirates (Cost: $1,177,894)				1,071,012

Uruguay—1.7%
Uruguay Government International Bond
4.38%	01/23/31		325,829	342,323
4.38%	10/27/27		140,000	146,160
4.98%	04/20/55		290,830	305,546

Total Uruguay (Cost: $824,712)				794,029

Venezuela—0.2%
Venezuela Government International Bond
9.25%(5),(6)	09/15/27		550,000	49,500
9.25%(2),(5),(6)	05/07/28		787,000	70,830

Total Venezuela (Cost: $413,469)				120,330

Zambia—0.2% (Cost: $200,390)
Zambia Government International Bond 5.38%(2)	09/20/22		200,000	109,500

Total Fixed Income Securities (Cost: $27,587,959)				24,231,079

Issues		Shares
COMMON STOCK—44.9%
Argentina—0.6% (Cost: $188,271)
MercadoLibre, Inc.(7)			380	309,210

Brazil—2.9%
BB Seguridade Participacoes S.A.			94,500	527,035
Cia de Saneamento Basico do Estado de Sao Paulo			28,000	239,960
Cia Energetica de Minas Gerais			103,600	229,992
Gerdau S.A.			51,900	244,968
Pet Center Comercio e Participacoes S.A.(7)			87,000	162,015

Total Brazil (Cost: $1,486,375)				1,403,970

China—21.3%
Alibaba Group Holding, Ltd.(7)			54,800	616,142
Beijing Easpring Material Technology Co., Ltd.			16,000	228,261
Beijing Zhong Ke San Huan High-Tech Co., Ltd.			74,920	236,641
BYD Co., Ltd.			13,305	486,776
CECEP Wind-Power Corp.			380,000	307,398
Chengxin Lithium Group Co., Ltd.			41,949	353,041
China Merchants Port Holdings Co., Ltd.			100,000	161,285
Contemporary Amperex Technology Co., Ltd.(7)			4,884	371,097
Do-Fluoride New Materials Co., Ltd.			50,000	360,684
Flat Glass Group Co., Ltd.			30,986	188,983
Galaxy Entertainment Group, Ltd.(7)			37,000	220,116
Ganfeng Lithium Co., Ltd.			4,080	36,892
GEM Co., Ltd.			160,000	231,788
Ginlong Technologies Co., Ltd.			7,650	260,979
Hesteel Co., Ltd.(7)			700,000	289,883
JD.com, Inc.(7)			14,200	423,622
Jiangsu Eastern Shenghong Co., Ltd.			121,700	356,945
Jiangsu GoodWe Power Supply Technology Co., Ltd.			4,900	250,273
JL Mag Rare-Earth Co., Ltd.			35,000	240,686
LONGi Green Energy Technology Co., Ltd.			29,400	269,371
Longshine Technology Group Co., Ltd.			55,000	250,623

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Shares	Value
Mianyang Fulin Precision Co., Ltd.(7)	50,000	$153,844
Orient Overseas International, Ltd.	6,800	236,985
Pangang Group Vanadium Titanium & Resources Co., Ltd.(7)	280,000	307,131
Ping An Insurance Group Co. of China, Ltd.—Class H	145,700	856,284
Shaanxi Coal Industry Co., Ltd.	85,000	241,102
Shanxi Lu’an Environmental Energy Development Co., Ltd.	79,357	162,251
Shenzhen SC New Energy Technology Corp.	17,000	336,960
Sichuan Road & Bridge Co., Ltd.	159,927	239,990
Topchoice Medical Corp.(7)	10,961	238,509
Winner Medical Co., Ltd.	23,000	239,006
Wuhan DR Laser Technology Corp., Ltd.	5,500	183,273
Xinte Energy Co., Ltd.	90,000	239,048
Xinyi Solar Holdings, Ltd.	110,000	186,932
Yunnan Energy New Material Co., Ltd.	7,400	235,240
Zhejiang Huayou Cobalt Co., Ltd.	14,000	175,322

Total China (Cost: $10,115,661)		10,173,363

France—1.7% (Cost: $399,975)
Hermes International	600	821,233

India—1.6%
Apollo Hospitals Enterprise, Ltd.	4,600	244,658
Avenue Supermarts, Ltd.(7)	4,705	252,892
JSW Steel, Ltd.	31,000	246,244

Total India (Cost: $583,674)		743,794

Indonesia—1.3%
Adaro Energy Tbk PT	989,800	217,339
Bukit Asam Tbk PT	600,000	173,942
United Tractors Tbk PT	95,000	207,614

Total Indonesia (Cost: $541,648)		598,895

Mexico—1.1%
America Movil SAB de CV—Class L	12,700	240,411
Banco del Bajio S.A.(7)	48,500	113,934
Gentera S.A.B. de CV(7)	110,000	88,927
Regional SAB de CV	14,700	80,588

Total Mexico (Cost: $531,016)		523,860

Poland—0.8% (Cost: $295,441)
Dino Polska S.A.(7)	4,700	367,464

Russia—0.0%
Magnitogorsk Iron & Steel Works PJSC(6)	580,000	831
Yandex NV(6),(7)	24,400	1,101

Total Russia (Cost: $1,370,247)		1,932

Saudi Arabia—0.4% (Cost: $176,314)
ACWA Power Co.	4,500	210,420

Singapore—0.9%
SATS, Ltd.(7)	85,000	244,016
Sembcorp Industries, Ltd.	90,100	189,894

Total Singapore (Cost: $431,319)		433,910

South Africa—1.9%
Clicks Group, Ltd.	34,500	579,459
Discovery, Ltd.(7)	41,000	316,080

Total South Africa (Cost: $1,119,865)		895,539

South Korea—4.2%
GS Holdings Corp.	7,300	233,998
HD Hyundai Co., Ltd.	5,956	261,167
HMM Co., Ltd.	7,500	144,003
Hyundai Motor Co.	1,600	241,398
KT Corp. (SP ADR)(7)	18,300	263,520
L&F Co., Ltd.(7)	2,000	352,090
POSCO Chemical Co., Ltd.	3,400	344,161
SK IE Technology Co., Ltd.(7)	2,900	182,603

Total South Korea (Cost: $2,118,740)		2,022,940

Taiwan—5.5%
Alchip Technologies, Ltd.	14,900	354,097
E Ink Holdings, Inc.	77,000	506,567
eMemory Technology, Inc.	5,700	226,589
Evergreen Marine Corp. Taiwan, Ltd.	95,000	303,013
Taiwan Semiconductor Manufacturing Co., Ltd.	60,990	1,045,952
Yang Ming Marine Transport Corp.(7)	60,000	179,553

Total Taiwan (Cost: $2,039,175)		2,615,771

Turkey—0.7%
Turk Hava Yollari AO(7)	63,000	177,222
Turkiye Sise ve Cam Fabrikalari A.S.	145,000	176,591

Total Turkey (Cost: $322,451)		353,813

Total Common Stock (Cost: $21,720,172)		21,476,114

PREFERRED STOCK—0.5%

South Korea—0.5% (Cost: $241,344)
Samsung Electronics Co., Ltd. 0.71%	5,500	241,321

Total Preferred Stock (Cost: $241,344)		241,321

MONEY MARKET INVESTMENTS—17.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.88%(8)	8,462,484	8,462,484

Total Money Market Investments (Cost: $8,462,484)		8,462,484

Total Investments (113.7%) (Cost: $58,011,959)		54,410,998
Liabilities In Excess Of Other Assets (-13.7%)		(6,573,987)

Total Net Assets (100.0%)		$47,837,011

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

FORWARD CURRENCY CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

SELL (9)
Goldman Sachs & Co.	EUR	145,777	10/03/22	$154,430	$149,290	$5,140

Notes to the Schedule of Investments:
ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC	Private Joint-Stock Company.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2022, the value of these securities amounted to $9,072,819 or 19.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2022, the value of these securities amounted to $7,378,379 or 15.4% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2022.
(4)	Perpetual maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Rate disclosed is the 7-day net yield as of July 31, 2022.
(9)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Airlines	0.4%
Apparel	1.7
Auto Manufacturers	1.5
Auto Parts & Equipment	1.1
Banks	2.4
Chemicals	2.6
Coal	1.7
Commercial Services	0.8
Electric	3.5
Electrical Components & Equipment	0.7
Electronics	1.5
Energy-Alternate Sources	2.0
Engineering & Construction	1.0
Environmental Control	0.5
Food	1.8
Foreign Government Bonds	33.7
Health Care-Products	0.5
Health Care-Services	1.0
Housewares	0.4
Insurance	3.6
Internet	3.5
Iron & Steel	2.6
Lodging	0.5
Machinery-Construction & Mining	0.5
Machinery-Diversified	1.1
Media	0.3
Mining	2.8
Miscellaneous Manufacturers	1.7
Oil & Gas	8.5
Pipelines	1.5
Retail	1.5
Semiconductors	3.9
Software	0.5
Telecommunications	1.4
Textiles	0.7
Transportation	2.1
Water	0.5
Money Market Investments	17.7

Total	113.7%

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Sector (Unaudited)	July 31, 2022

Country	Percentage of Net Assets
Angola	0.5%
Argentina	1.1
Bahrain	1.3
Brazil	4.7
Chile	2.1
China	22.0
Colombia	2.0
Dominican Republic	1.6
Ecuador	0.6
Egypt	1.3
El Salvador	0.3
France	1.7
Gabon	0.3
Ghana	0.6
Guatemala	0.7
Hungary	0.4
India	1.6
Indonesia	5.0
Iraq	0.6
Israel	0.8
Ivory Coast	0.2
Jordan	0.4
Kazakhstan	0.6
Mexico	5.4
Nigeria	1.1
Oman	2.6
Pakistan	0.3
Panama	1.7
Paraguay	0.7
Peru	2.0
Philippines	1.3
Poland	0.8
Qatar	3.4
Romania	0.8
Russia	0.0	*
Saudi Arabia	3.8
Senegal	0.2
Singapore	0.9
South Africa	3.9
South Korea	4.7
Sri Lanka	0.1
Taiwan	5.5
Thailand	0.7
Turkey	1.2
Ukraine	0.2
United Arab Emirates	2.2
United States	17.7

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	July 31, 2022

Uruguay	1.7
Venezuela	0.2
Zambia	0.2

Total	113.7%

*	Amount rounds to less than 0.1%.

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$845,398	$—	$845,398
Chemicals	—	176,980	—	176,980
Commercial Services	—	200,750	—	200,750
Electric	—	750,586	—	750,586
Foreign Government Bonds	—	15,988,564	120,330	16,108,894
Internet	—	345,960	—	345,960
Iron & Steel	—	151,284	—	151,284
Media	—	164,020	—	164,020
Mining	—	608,186	—	608,186
Oil & Gas	—	3,811,703	—	3,811,703
Pipelines	—	713,392	—	713,392
Telecommunications	—	190,013	—	190,013
Transportation	—	163,913	—	163,913

Total Fixed Income Securities	—	24,110,749	120,330	24,231,079

Preferred Stock
Semiconductors	241,321	—	—	241,321

Common Stock
Airlines	177,222	—	—	177,222
Apparel	—	821,233	—	821,233
Auto Manufacturers	241,398	486,776	—	728,174
Auto Parts & Equipment	—	524,941	—	524,941
Banks	283,449	—	—	283,449
Chemicals	543,287	500,393	—	1,043,680
Coal	415,044	379,590	—	794,634
Commercial Services	—	161,285	—	161,285
Electric	537,390	400,314	—	937,704
Electrical Components & Equipment	—	352,090	—	352,090
Electronics	188,983	506,566	—	695,549
Energy-Alternate Sources	425,980	530,350	—	956,330
Engineering & Construction	484,006	—	—	484,006
Environmental Control	231,788	—	—	231,788
Food	—	854,354	—	854,354
Health Care-Products	239,006	—	—	239,006
Health Care-Services	238,509	244,658	—	483,167
Housewares	176,592	—	—	176,592
Insurance	527,035	1,172,364	—	1,699,399
Internet	309,210	1,039,764	1,101	1,350,075
Iron & Steel	1,088,226	—	831	1,089,057
Lodging	—	220,116	—	220,116
Machinery-Construction & Mining	—	250,273	—	250,273
Machinery-Diversified	183,273	336,960	—	520,233
Mining	528,363	207,614	—	735,977
Miscellaneous Manufacturers	821,488	—	—	821,488
Oil & Gas	—	261,167	—	261,167
Retail	741,474	—	—	741,474
Semiconductors	—	1,626,639	—	1,626,639
Software	250,623	—	—	250,623
Telecommunications	503,931	—	—	503,931
Textiles	—	356,945	—	356,945
Transportation	482,565	380,988	—	863,553
Water	239,960	—	—	239,960

Total Common Stock	9,858,802	11,615,380	1,932	21,476,114

Money Market Investments	8,462,484	—	—	8,462,484
Total Investments	$18,562,607	$35,726,129	$122,262	$54,410,998

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	5,140	—	5,140
Total	$18,562,607	$35,731,269	$122,262	$54,416,138

TCW Global Real Estate Fund SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Shares	Value
COMMON STOCK—93.8% of Net Assets
Australia—2.7% (Cost: $1,166,493)
Goodman Group	73,200	$1,069,907

Canada—3.4% (Cost: $1,579,442)
Killam Apartment Real Estate Investment Trust	94,746	1,330,222

China—3.4% (Cost: $1,461,565)
China Resources Land, Ltd.	322,000	1,344,762

Japan—10.8%
Mitsubishi Estate Co., Ltd.	93,100	1,379,581
Mitsui Fudosan Co., Ltd.	66,000	1,471,750

Nippon Prologis REIT, Inc.	550	1,427,068

Total Japan (Cost: $4,431,581)		4,278,399

Singapore—1.9% (Cost: $762,870)
Capitaland Investment Ltd(1)	257,300	731,309

Spain—2.6% (Cost: $1,063,942)
Cellnex Telecom SA	23,095	1,030,592

United Kingdom—6.1%
IHS Holding, Ltd.(1)	134,770	1,160,370
Segro PLC	94,047	1,257,229

Total United Kingdom (Cost: $2,824,834)		2,417,599

United States—62.9%
Alexandria Real Estate Equities, Inc.	14,675	2,432,822
American Tower Corp.	6,983	1,891,206
Apartment Investment and Management Co.(1)	200,608	1,669,059
Brixmor Property Group, Inc.	75,987	1,761,379
Chatham Lodging Trust(1)	36,456	443,305
Equinix, Inc.	3,242	2,281,525
Gaming and Leisure Properties, Inc.	26,976	1,402,482
Invitation Homes, Inc.	37,270	1,454,648
Kite Realty Group Trust	44,260	880,331
Mid-America Apartment Communities, Inc.	7,229	1,342,642
Pebblebrook Hotel Trust	38,970	762,253
Prologis, Inc.	6,164	817,100
Public Storage	3,125	1,020,031
Rexford Industrial Realty, Inc.	46,840	3,063,804
Taylor Morrison Home Corp.(1)	28,961	831,181
Terreno Realty Corp.	8,497	532,337
VICI Properties, Inc.	47,719	1,631,513
Welltower, Inc.	7,765	670,430

Total United States (Cost: $23,830,374)		24,888,048

Total Common Stock (Cost: $37,121,101)		37,090,838

CLOSED-END FUND—4.4%

United States—4.4%
NexPoint Diversified Real Estate Trust	111,342	1,740,275

Total Closed-end Fund (Cost: $1,681,656)		1,740,275

MONEY MARKET INVESTMENTS—1.0%

United States—1.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.88%(2)	398,743	398,743

Total Money Market Investments (Cost: $398,743)		398,743

Total Purchased Options(3) (0.4%) (Cost: $514,950)		169,750

Total Investments (99.6%) (Cost: $39,716,450)		39,399,606

Excess Of Other Assets Over Liabilities (0.4%)		162,610

Net Assets (100.0%)		$39,562,216

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

PURCHASED OPTIONS—EXCHANGE TRADED

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
Blackstone Mortgage Trust, Inc.	$27.00	10/21/22	1,000	$3,097,000	$47,500	$217,839	$(170,339)
Realty Income Corp.	70.00	9/16/22	300	2,219,700	27,750	109,059	(81,309)
Vanguard Real Estate ETF	100.00	9/16/22	300	2,968,800	94,500	188,052	(93,552)

					$169,750	$514,950	$(345,200)

WRITTEN OPTIONS—EXCHANGE TRADED

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
Realty Income Corp.	$60.00	9/16/22	(300)	$(2,219,700)	$(6,000)	$(20,841)	$14,841
Vanguard Real Estate ETF	90.00	9/16/22	(300)	(2,968,800)	(20,250)	(92,748)	72,498

					$(26,250)	$(113,589)	$87,339

Notes to the Schedule of Investments:

ETF	Exchange-Traded Fund.
REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2022.
(3)	See options table for description of purchased options.

TCW Global Real Estate Fund
Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Diversified Real Estate Activities	14.5%
Health Care REITs	1.7
Homebuilding	2.1
Hotel & Resort REITs	3.0
Industrial REITs	20.6
Office REITs	6.2
Real Estate Development	3.4
Real Estate Operating Companies	1.9
Residential REITs	14.7
Retail REITs	6.7
Purchased Options	0.4
Specialized REITs	20.8
Wireless Telecommunication Services	2.6
Money Market Investments	1.0

Total	99.6%

TCW Global Real Estate Fund
Investments by Country (Unaudited)	July 31, 2022

Country	Percentage of Net Assets
Australia	2.7%
Canada	3.4
China	3.4
Japan	10.8
Singapore	1.9
Spain	2.6
United Kingdom	6.1
United States	68.7

Total	99.6%

TCW Global Real Estate Fund
Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Diversified Real Estate Activities	$1,160,370	$2,851,331	$—	$4,011,701
Health Care REITs	670,430	—	—	670,430
Homebuilding	831,181	—	—	831,181
Hotel & Resort REITs	1,205,558	—	—	1,205,558
Industrial REITs	4,413,241	3,754,204	—	8,167,445
Office REITs	2,432,822	—	—	2,432,822
Real Estate Development	—	1,344,762	—	1,344,762
Real Estate Operating Companies	—	731,309	—	731,309
Residential REITs	5,796,571	—	—	5,796,571
Retail REITs	2,641,710	—	—	2,641,710
Specialized REITs	8,226,757	—	—	8,226,757
Wireless Telecommunication Services	—	1,030,592	—	1,030,592

Total Common Stock	27,378,640	9,712,198	—	37,090,838
Closed-end Fund	1,740,275	—	—	1,740,275
Purchased Options	169,750	—	—	169,750
Money Market Investments	398,743	—	—	398,743

Total Investments	$29,687,408	$9,712,198	$—	$39,399,606

Liability Derivatives
Written Options
Equity Risk	$(26,250)	$—	$—	$(26,250)

Total	$(26,250)	$—	$—	$(26,250)

TCW New America Premier Equities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Shares	Value
COMMON STOCK—96.8% of Net Assets
Aerospace & Defense—6.1%
HEICO Corp.	64,681	$10,200,841

Application Software—15.9%
Constellation Software, Inc.	14,560	24,752,739
Trade Desk, Inc. (The)(1)	41,979	1,889,055

		26,641,794

Data Processing & Outsourced Services—5.8%
Fiserv, Inc.(1)	38,587	4,077,874
Visa, Inc.	26,214	5,560,252

		9,638,126

Electrical Equipment—3.3%
AMETEK, Inc.	44,002	5,434,247

Environmental & Facilities Services—6.0%
Waste Connections, Inc. (Canada)	74,704	9,963,272

Financial Exchanges & Data—14.5%
FactSet Research Systems, Inc.	19,489	8,374,033
Morningstar, Inc.	34,691	8,858,347
S&P Global, Inc.	18,545	6,990,167

		24,222,547

Food Retail—3.3%
Alimentation Couche-Tard, Inc.	124,948	5,578,706

Health Care Equipment—4.1%
Danaher Corp.	23,239	6,773,471

Home Entertainment Software—2.9%
Activision Blizzard, Inc.	60,811	4,861,839

Household Products—1.9%
Church & Dwight Co., Inc.	35,575	3,129,533

Industrial Conglomerates—3.7%
Roper Technologies, Inc.	14,118	6,164,907

Internet Services & Infrastructure—1.1%
Dye & Durham, Ltd.	129,032	1,899,203

Life Sciences Tools & Services—5.7%
Agilent Technologies, Inc.	25,815	3,461,791
Mettler-Toledo International, Inc.(1)	4,508	6,084,583

		9,546,374

Multi-Sector Holdings—3.5%
Berkshire Hathaway, Inc.—Class B(1)	19,201	5,771,821

Semiconductors—3.8%
Broadcom, Inc.	11,941	6,394,167

Soft Drinks—2.8%
PepsiCo, Inc.	27,155	4,751,039

Systems Software—12.3%
Microsoft Corp.	46,748	13,124,033
Oracle Corp.	94,988	7,393,866

		20,517,899

Trading Companies & Distributors—0.1%
Fastenal Co.	2,999	154,029

Total Common Stock (Cost: $114,905,528)		161,643,815

MONEY MARKET INVESTMENTS—3.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.88%(2)	5,104,497	5,104,497

Total Money Market Investments (Cost: $5,104,497)		5,104,497

Total Investments (99.9%) (Cost: $120,010,025)		166,748,312

Excess Of Other Assets Over Liabilities (0.1%)		242,964

Net Assets (100.0%)		$166,991,276

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2022.

TCW New America Premier Equities Fund
Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Aerospace & Defense	6.1%
Application Software	15.9
Data Processing & Outsourced Services	5.8
Electrical Equipment	3.3
Environmental & Facilities Services	6.0
Financial Exchanges & Data	14.5
Food Retail	3.3
Health Care Equipment	4.1
Home Entertainment Software	2.9
Household Products	1.9
Industrial Conglomerates	3.7
Internet Services & Infrastructure	1.1
Life Sciences Tools & Services	5.7
Multi-Sector Holdings	3.5
Semiconductors	3.8
Soft Drinks	2.8
Systems Software	12.3
Trading Companies & Distributors	0.1
Money Market Investments	3.1

Total	99.9%

TCW New America Premier Equities Fund
Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$10,200,841	$—	$—	$10,200,841
Application Software	26,641,794	—	—	26,641,794
Data Processing & Outsourced Services	9,638,126	—	—	9,638,126
Electrical Equipment	5,434,247	—	—	5,434,247
Environmental & Facilities Services	9,963,272	—	—	9,963,272
Financial Exchanges & Data	24,222,547	—	—	24,222,547
Food Retail	5,578,706	—	—	5,578,706
Health Care Equipment	6,773,471	—	—	6,773,471
Home Entertainment Software	4,861,839	—	—	4,861,839
Household Products	3,129,533	—	—	3,129,533
Industrial Conglomerates	6,164,907	—	—	6,164,907
Internet Services & Infrastructure	1,899,203	—	—	1,899,203
Life Sciences Tools & Services	9,546,374	—	—	9,546,374
Multi-Sector Holdings	5,771,821	—	—	5,771,821
Semiconductors	6,394,167	—	—	6,394,167
Soft Drinks	4,751,039	—	—	4,751,039
Systems Software	20,517,899	—	—	20,517,899
Trading Companies & Distributors	154,029	—	—	154,029

Total Common Stock	161,643,815	—	—	161,643,815

Money Market Investments	5,104,497	—	—	5,104,497

Total Investments	$166,748,312	$—	$—	$166,748,312

TCW Relative Value Dividend Appreciation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Shares	Value
COMMON STOCK—99.3% of Net Assets
Aerospace & Defense—1.2%
Textron, Inc.	45,950	$3,016,158

Air Freight & Logistics—3.6%
United Parcel Service, Inc.—Class B	45,309	8,830,271

Auto Components—1.2%
BorgWarner, Inc.	75,185	2,891,615

Banks—7.0%
Citigroup, Inc.	42,215	2,190,959
JPMorgan Chase & Co.	66,260	7,643,754
Wells Fargo & Co.	172,643	7,573,848

		17,408,561

Beverages—4.3%
Keurig Dr Pepper, Inc.	76,926	2,980,113
PepsiCo, Inc.	43,900	7,680,744

		10,660,857

Biotechnology—6.2%
AbbVie, Inc.	47,447	6,809,119
Amgen, Inc.	12,554	3,106,738
Gilead Sciences, Inc.	90,969	5,435,398

		15,351,255

Building Products—4.7%
Carlisle Cos., Inc.	15,080	4,465,188
Johnson Controls International PLC (Ireland)	134,775	7,265,720

		11,730,908

Capital Markets—7.5%
Ameriprise Financial, Inc.	24,375	6,579,300
Blackstone, Inc.	18,400	1,878,088
Intercontinental Exchange, Inc.	46,826	4,775,784
Morgan Stanley	62,800	5,294,040

		18,527,212

Chemicals—4.2%
Corteva, Inc.	45,344	2,609,547
DuPont de Nemours, Inc.	71,148	4,356,392
International Flavors & Fragrances, Inc.	26,850	3,330,743

		10,296,682

Diversified Telecommunication Services—1.3%
AT&T, Inc.	176,579	3,316,154

Electrical Equipment—2.3%
nVent Electric PLC (Ireland)	161,912	5,717,113

Electronic Equipment, Instruments & Components—1.3%
Corning, Inc.	85,494	3,142,759

Energy Equipment & Services—2.9%
Baker Hughes Co.	284,220	7,301,612

Entertainment—0.9%
Warner Bros Discovery, Inc.(1)	148,243	2,223,645

Equity Real Estate—2.3%
Cousins Properties, Inc.	40,100	1,237,085
Simon Property Group, Inc.	40,776	4,429,905

		5,666,990

Food Products—1.0%
Conagra Brands, Inc.	70,895	2,425,318

Health Care Equipment & Supplies—1.0%
Medtronic PLC (Ireland)	26,580	2,459,182

Health Care Providers & Services—7.5%
Elevance Health, Inc.	15,549	7,418,428
McKesson Corp.	32,400	11,067,192

		18,485,620

Hotels, Restaurants & Leisure—1.2%
Darden Restaurants, Inc.	24,294	3,024,360

Household Durables—2.9%
Lennar Corp.	83,825	7,125,125

Independent Power and Renewable Electricity Producers—2.9%
AES Corp. (The)	321,410	7,141,730

Industrial Conglomerates—2.6%
General Electric Co.	85,850	6,345,173

Insurance—3.8%
MetLife, Inc.	149,256	9,440,442

IT Services—3.3%
International Business Machines Corp.	61,960	8,103,748

Media—3.8%
Comcast Corp.	106,200	3,984,624
Fox Corp.	161,327	5,341,537

		9,326,161

Metals & Mining—0.9%
Freeport-McMoRan, Inc.	72,273	2,280,213

Multiline Retail—1.5%
Target Corp.	22,899	3,741,239

Oil, Gas & Consumable Fuels—5.3%
Chevron Corp.	34,540	5,656,961
Exxon Mobil Corp.	76,984	7,462,059

		13,119,020

Pharmaceuticals—4.1%
Johnson & Johnson	23,922	4,174,867
Novartis AG (SP ADR) (Switzerland)	70,200	6,025,266

		10,200,133

Semiconductors & Semiconductor Equipment—3.2%
Broadcom, Inc.	14,612	7,824,434

Specialty Retail—0.8%
Dick’s Sporting Goods, Inc.	22,553	2,110,735

Technology Hardware, Storage & Peripherals—2.6%
HP, Inc.	97,075	3,241,334
Seagate Technology Holdings PLC	41,271	3,300,855

		6,542,189

Total Common Stock (Cost: $171,968,625)		245,776,614

MONEY MARKET INVESTMENTS—0.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.88%(2)	1,668,803	1,668,803

Total Money Market Investments (Cost: $1,668,803)		1,668,803

Total Investments (100.0%) (Cost: $173,637,428)		247,445,417
Excess Of Other Assets Over Liabilities (0.0%)		73,398

Net Assets (100.0%)		$247,518,815

TCW Relative Value Dividend Appreciation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Notes to the Schedule of Investments:

SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2022.

TCW Relative Value Dividend Appreciation Fund

Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Aerospace & Defense	1.2%
Air Freight & Logistics	3.6
Auto Components	1.2
Banks	7.0
Beverages	4.3
Biotechnology	6.2
Building Products	4.7
Capital Markets	7.5
Chemicals	4.2
Diversified Telecommunication Services	1.3
Electrical Equipment	2.3
Electronic Equipment, Instruments & Components	1.3
Energy Equipment & Services	2.9
Entertainment	0.9
Equity Real Estate	2.3
Food Products	1.0
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	7.5
Hotels, Restaurants & Leisure	1.2
Household Durables	2.9
Independent Power and Renewable Electricity Producers	2.9
Industrial Conglomerates	2.6
Insurance	3.8
IT Services	3.3
Media	3.8
Metals & Mining	0.9
Multiline Retail	1.5
Oil, Gas & Consumable Fuels	5.3
Pharmaceuticals	4.1
Semiconductors & Semiconductor Equipment	3.2
Specialty Retail	0.8
Technology Hardware, Storage & Peripherals	2.6
Money Market Investments	0.7

Total	100.0%

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,016,158	$—	$—	$3,016,158
Air Freight & Logistics	8,830,271	—	—	8,830,271
Auto Components	2,891,615	—	—	2,891,615
Banks	17,408,561	—	—	17,408,561
Beverages	10,660,857	—	—	10,660,857
Biotechnology	15,351,255	—	—	15,351,255
Building Products	11,730,908	—	—	11,730,908
Capital Markets	18,527,212	—	—	18,527,212
Chemicals	10,296,682	—	—	10,296,682
Diversified Telecommunication Services	3,316,154	—	—	3,316,154
Electrical Equipment	5,717,113	—	—	5,717,113
Electronic Equipment, Instruments & Components	3,142,759	—	—	3,142,759
Energy Equipment & Services	7,301,612	—	—	7,301,612
Entertainment	2,223,645	—	—	2,223,645
Equity Real Estate	5,666,990	—	—	5,666,990
Food Products	2,425,318	—	—	2,425,318
Health Care Equipment & Supplies	2,459,182	—	—	2,459,182
Health Care Providers & Services	18,485,620	—	—	18,485,620
Hotels, Restaurants & Leisure	3,024,360	—	—	3,024,360
Household Durables	7,125,125	—	—	7,125,125
Independent Power and Renewable Electricity Producers	7,141,730	—	—	7,141,730
Industrial Conglomerates	6,345,173	—	—	6,345,173
Insurance	9,440,442	—	—	9,440,442
IT Services	8,103,748	—	—	8,103,748
Media	9,326,161	—	—	9,326,161
Metals & Mining	2,280,213	—	—	2,280,213
Multiline Retail	3,741,239	—	—	3,741,239
Oil, Gas & Consumable Fuels	13,119,020	—	—	13,119,020
Pharmaceuticals	10,200,133	—	—	10,200,133
Semiconductors & Semiconductor Equipment	7,824,434	—	—	7,824,434
Specialty Retail	2,110,735	—	—	2,110,735
Technology Hardware, Storage & Peripherals	6,542,189	—	—	6,542,189

Total Common Stock	245,776,614	—	—	245,776,614

Money Market Investments	1,668,803	—	—	1,668,803

Total Investments	$247,445,417	$—	$—	$247,445,417

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Shares	Value

COMMON STOCK—100.0% of Net Assets
Aerospace & Defense—2.6%
Textron, Inc.	44,309	$2,908,443

Air Freight & Logistics—2.9%
United Parcel Service, Inc.—Class B	16,773	3,268,890

Banks—5.6%
Citigroup, Inc.	20,683	1,073,448
JPMorgan Chase & Co.	29,401	3,391,699
Signature Bank	9,457	1,754,936

		6,220,083

Beverages—3.7%
Keurig Dr Pepper, Inc.	33,253	1,288,221
PepsiCo, Inc.	15,881	2,778,540

		4,066,761

Biotechnology—5.7%
AbbVie, Inc.	20,222	2,902,059
Amgen, Inc.	6,599	1,633,055
Gilead Sciences, Inc.	29,709	1,775,113

		6,310,227

Building Products—2.9%
Johnson Controls International PLC (Ireland)	59,082	3,185,111

Capital Markets—6.8%
Ameriprise Financial, Inc.	10,100	2,726,192
Intercontinental Exchange, Inc.	27,652	2,820,227
Morgan Stanley	24,500	2,065,350

		7,611,769

Chemicals—2.6%
DuPont de Nemours, Inc.	27,506	1,684,192
International Flavors & Fragrances, Inc.	10,017	1,242,609

		2,926,801

Communications Equipment—1.6%
Juniper Networks, Inc.	62,628	1,755,463

Diversified Financial Services—1.2%
Apollo Global Management, Inc.	23,218	1,325,748

Diversified Telecommunication Services—1.3%
AT&T, Inc.	76,844	1,443,130

Electronic Equipment, Instruments & Components—2.9%
Corning, Inc.	36,582	1,344,754
Flex Ltd.(1)	113,447	1,905,910

		3,250,664

Energy Equipment & Services—2.3%
Baker Hughes Co.	98,464	2,529,540

Entertainment—1.4%
Warner Bros Discovery, Inc.(1)	107,324	1,609,860

Equity Real Estate—1.2%
Weyerhaeuser Co.	38,057	1,382,230

Food Products—1.3%
Conagra Brands, Inc.	43,620	1,492,240

Health Care Equipment & Supplies—0.9%
Medtronic PLC (Ireland)	11,153	1,031,876

Health Care Providers & Services—12.4%
Centene Corp.(1)	50,807	4,723,527
McKesson Corp.	13,659	4,665,641
Molina Healthcare, Inc.(1)	13,385	4,386,532

		13,775,700

Hotels, Restaurants & Leisure—2.1%
Darden Restaurants, Inc.	19,110	2,379,004

Household Durables—3.3%
Lennar Corp.	42,617	3,622,445

Independent Power and Renewable Electricity Producers—2.3%
AES Corp. (The)	114,500	2,544,190

Industrial Conglomerates—2.0%
General Electric Co.	30,141	2,227,721

Insurance—2.8%
MetLife, Inc.	50,163	3,172,810

Interactive Media & Services—0.5%
Meta Platforms, Inc.(1)	3,363	535,053

IT Services—5.2%
Fiserv, Inc.(1)	24,515	2,590,745
International Business Machines Corp.	24,752	3,237,314

		5,828,059

Media—5.2%
Comcast Corp.	67,075	2,516,654
Fox Corp.	58,302	1,930,379
Paramount Global—Class B	54,524	1,289,493

		5,736,526

Metals & Mining—1.6%
Freeport-McMoRan, Inc.	56,860	1,793,933

Multiline Retail—1.5%
Target Corp.	10,005	1,634,617

Oil, Gas & Consumable Fuels—4.1%
Chevron Corp.	8,194	1,342,013
Exxon Mobil Corp.	33,760	3,272,357

		4,614,370

Real Estate Management & Development—1.4%
Jones Lang LaSalle, Inc.(1)	8,172	1,558,155

Semiconductors & Semiconductor Equipment—6.1%
Broadcom, Inc.	5,772	3,090,790
ON Semiconductor Corp.(1)	55,760	3,723,653

		6,814,443

Specialty Retail—1.2%
Dick’s Sporting Goods, Inc.	14,112	1,320,742

Technology Hardware, Storage & Peripherals—1.4%
HP, Inc.	46,669	1,558,278

Total Common Stock (Cost: $69,625,344)		111,434,882

MONEY MARKET INVESTMENTS—0.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.88%(2)	427,990	427,990

Total Money Market Investments (Cost: $427,990)		427,990

Total Investments (100.4%) (Cost: $70,053,334)		111,862,872
Liabilities In Excess Of Other Assets (-0.4%)		(467,253)

Net Assets (100.0%)		$111,395,619

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2022.

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Aerospace & Defense	2.6%
Air Freight & Logistics	2.9
Banks	5.6
Beverages	3.7
Biotechnology	5.7
Building Products	2.9
Capital Markets	6.8
Chemicals	2.6
Communications Equipment	1.6
Diversified Financial Services	1.2
Diversified Telecommunication Services	1.3
Electronic Equipment, Instruments & Components	2.9
Energy Equipment & Services	2.3
Entertainment	1.4
Equity Real Estate	1.2
Food Products	1.3
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	12.4
Hotels, Restaurants & Leisure	2.1
Household Durables	3.3
Independent Power and Renewable Electricity Producers	2.3
Industrial Conglomerates	2.0
Insurance	2.8
Interactive Media & Services	0.5
IT Services	5.2
Media	5.2
Metals & Mining	1.6
Multiline Retail	1.5
Oil, Gas & Consumable Fuels	4.1
Real Estate Management & Development	1.4
Semiconductors & Semiconductor Equipment	6.1
Specialty Retail	1.2
Technology Hardware, Storage & Peripherals	1.4
Money Market Investments	0.4

Total	100.4%

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,908,443	$—	$—	$2,908,443
Air Freight & Logistics	3,268,890	—	—	3,268,890
Banks	6,220,083	—	—	6,220,083
Beverages	4,066,761	—	—	4,066,761
Biotechnology	6,310,227	—	—	6,310,227
Building Products	3,185,111	—	—	3,185,111
Capital Markets	7,611,769	—	—	7,611,769
Chemicals	2,926,801	—	—	2,926,801
Communications Equipment	1,755,463	—	—	1,755,463
Diversified Financial Services	1,325,748	—	—	1,325,748
Diversified Telecommunication Services	1,443,130	—	—	1,443,130
Electronic Equipment, Instruments & Components	3,250,664	—	—	3,250,664
Energy Equipment & Services	2,529,540	—	—	2,529,540
Entertainment	1,609,860	—	—	1,609,860
Equity Real Estate	1,382,230	—	—	1,382,230
Food Products	1,492,240	—	—	1,492,240
Health Care Equipment & Supplies	1,031,876	—	—	1,031,876
Health Care Providers & Services	13,775,700	—	—	13,775,700
Hotels, Restaurants & Leisure	2,379,004	—	—	2,379,004
Household Durables	3,622,445	—	—	3,622,445
Independent Power and Renewable Electricity Producers	2,544,190	—	—	2,544,190
Industrial Conglomerates	2,227,721	—	—	2,227,721
Insurance	3,172,810	—	—	3,172,810
Interactive Media & Services	535,053	—	—	535,053
IT Services	5,828,059	—	—	5,828,059
Media	5,736,526	—	—	5,736,526
Metals & Mining	1,793,933	—	—	1,793,933
Multiline Retail	1,634,617	—	—	1,634,617
Oil, Gas & Consumable Fuels	4,614,370	—	—	4,614,370
Real Estate Management & Development	1,558,155	—	—	1,558,155
Semiconductors & Semiconductor Equipment	6,814,443	—	—	6,814,443
Specialty Retail	1,320,742	—	—	1,320,742
Technology Hardware, Storage & Peripherals	1,558,278	—	—	1,558,278

Total Common Stock	111,434,882	—	—	111,434,882

Money Market Investments	427,990	—	—	427,990

Total Investments	$111,862,872	$—	$—	$111,862,872

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Shares	Value

COMMON STOCK—97.4% of Net Assets
Aerospace & Defense—2.9%
Textron, Inc.	34,688	$2,276,920

Air Freight & Logistics—1.4%
FedEx Corp.	4,768	1,111,373

Airlines—1.1%
United Airlines Holdings, Inc.(1)	23,021	846,022

Auto Components—0.6%
BorgWarner, Inc.	12,980	499,211

Banks—10.3%
First Citizens BancShares, Inc.	1,447	1,094,916
KeyCorp	133,523	2,443,471
Popular, Inc.	43,897	3,409,480
Signature Bank	5,617	1,042,347

		7,990,214

Building Products—0.9%
Carlisle Cos., Inc.	2,266	670,963

Capital Markets—1.2%
Evercore, Inc.	9,454	945,116

Chemicals—3.8%
Corteva, Inc.	13,900	799,945
DuPont de Nemours, Inc.	8,500	520,455
International Flavors & Fragrances, Inc.	13,137	1,629,645

		2,950,045

Communications Equipment—2.0%
Juniper Networks, Inc.	55,312	1,550,395

Construction & Engineering—1.5%
Arcosa, Inc.	23,371	1,205,009

Consumer Finance—1.3%
OneMain Holdings, Inc.	27,400	1,019,280

Diversified Financial Services—3.2%
Apollo Global Management, Inc.	23,444	1,338,652
Equitable Holdings, Inc.	39,744	1,129,922

		2,468,574

Electronic Equipment, Instruments & Components—6.4%
Avnet, Inc.	29,383	1,406,564
Flex Ltd.(1)	93,650	1,573,320
II-VI, Inc.(1)	14,590	768,018
TTM Technologies, Inc.(1)	93,155	1,260,387

		5,008,289

Energy Equipment & Services—2.8%
Baker Hughes Co.	62,626	1,608,862
NOV, Inc.	28,838	536,675

		2,145,537

Entertainment—1.2%
Warner Bros Discovery, Inc.(1)	63,851	957,765

Equity Real Estate—2.2%
Cousins Properties, Inc.	17,591	542,682
Innovative Industrial Properties, Inc.	4,336	418,034
SITE Centers Corp.	53,158	776,638

		1,737,354

Food Products—1.1%
Conagra Brands, Inc.	23,984	820,493

Health Care Equipment & Supplies—0.8%
Envista Holdings Corp.(1)	14,700	597,555

Health Care Providers & Services—12.4%
Acadia Healthcare Co., Inc.(1)	28,948	2,400,079
Centene Corp.(1)	34,298	3,188,685
Henry Schein, Inc.(1)	13,995	1,103,226
Molina Healthcare, Inc.(1)	9,055	2,967,504

		9,659,494

Hotels, Restaurants & Leisure—2.7%
Darden Restaurants, Inc.	12,682	1,578,782
Travel + Leisure Co.	11,297	487,014

		2,065,796

Household Durables—7.1%
DR Horton, Inc.	15,882	1,239,273
KB Home	27,360	893,030
Lennar Corp.	20,677	1,757,545
Toll Brothers, Inc.	32,468	1,596,776

		5,486,624

Independent Power and Renewable Electricity Producers—2.6%
AES Corp. (The)	90,535	2,011,688

Insurance—3.0%
Arch Capital Group, Ltd.(1)	35,349	1,569,495
Assured Guaranty, Ltd.	13,625	795,564

		2,365,059

Internet & Direct Marketing Retail—1.5%
eBay, Inc.	23,719	1,153,455

IT Services—1.5%
DXC Technology Co.(1)	35,812	1,131,659

Machinery—2.7%
Manitowoc Co., Inc. (The)(1)	24,450	279,464
Terex Corp.	8,934	299,378
Westinghouse Air Brake Technologies Corp.	16,395	1,532,441

		2,111,283

Marine—1.3%
Kirby Corp.(1)	15,491	982,749

Media—0.7%
Paramount Global—Class B	21,919	518,384

Metals & Mining—1.6%
Freeport-McMoRan, Inc.	38,299	1,208,333

Multi-Utilities—0.6%
Sempra Energy	2,790	462,582

Multiline Retail—1.6%
Dollar Tree, Inc.(1)	7,559	1,249,956

Oil, Gas & Consumable Fuels—2.5%
ConocoPhillips	8,313	809,936
Marathon Petroleum Corp.	12,529	1,148,408

		1,958,344

Personal Products—1.8%
Coty, Inc.(1)	186,859	1,367,808

Pharmaceuticals—1.5%
Elanco Animal Health, Inc.(1)	31,872	645,727
Perrigo Co. PLC	12,993	544,017

		1,189,744

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Shares	Value

Professional Services—2.2%
Jacobs Engineering Group, Inc.	12,660	$1,738,218

Real Estate Management & Development—1.5%
Jones Lang LaSalle, Inc.(1)	6,288	1,198,933

Road & Rail—1.0%
Hertz Global Holdings, Inc.(1)	37,234	797,552

Semiconductors & Semiconductor Equipment—0.6%
Analog Devices, Inc.	2,555	439,358

Specialty Retail—2.3%
Dick’s Sporting Goods, Inc.	4,744	443,991
Guess?, Inc.	25,455	481,354
Williams-Sonoma, Inc.	5,778	834,459

		1,759,804

Total Common Stock (Cost: $52,119,408)		75,656,938

MONEY MARKET INVESTMENTS—2.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.88%(2)	2,138,342	2,138,342

Total Money Market Investments (Cost: $2,138,342)		2,138,342

Total Investments (100.2%) (Cost: $54,257,750)		77,795,280

Liabilities In Excess Of Other Assets (-0.2%)		(145,363)

Net Assets (100.0%)		$77,649,917

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2022.

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Aerospace & Defense	2.9%
Air Freight & Logistics	1.4
Airlines	1.1
Auto Components	0.6
Banks	10.3
Building Products	0.9
Capital Markets	1.2
Chemicals	3.8
Communications Equipment	2.0
Construction & Engineering	1.5
Consumer Finance	1.3
Diversified Financial Services	3.2
Electronic Equipment, Instruments & Components	6.4
Energy Equipment & Services	2.8
Entertainment	1.2
Equity Real Estate	2.2
Food Products	1.1
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	12.4
Hotels, Restaurants & Leisure	2.7
Household Durables	7.1
Independent Power and Renewable Electricity Producers	2.6
Insurance	3.0
Internet & Direct Marketing Retail	1.5
IT Services	1.5
Machinery	2.7
Marine	1.3
Media	0.7
Metals & Mining	1.6
Multi-Utilities	0.6
Multiline Retail	1.6
Oil, Gas & Consumable Fuels	2.5
Personal Products	1.8
Pharmaceuticals	1.5
Professional Services	2.2
Real Estate Management & Development	1.5
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	0.6
Specialty Retail	2.3
Money Market Investments	2.8

Total	100.2%

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,276,920	$—	$—	$2,276,920
Air Freight & Logistics	1,111,373	—	—	1,111,373
Airlines	846,022	—	—	846,022
Auto Components	499,211	—	—	499,211
Banks	7,990,214	—	—	7,990,214
Building Products	670,963	—	—	670,963
Capital Markets	945,116	—	—	945,116
Chemicals	2,950,045	—	—	2,950,045
Communications Equipment	1,550,395	—	—	1,550,395
Construction & Engineering	1,205,009	—	—	1,205,009
Consumer Finance	1,019,280	—	—	1,019,280
Diversified Financial Services	2,468,574	—	—	2,468,574
Electronic Equipment, Instruments & Components	5,008,289	—	—	5,008,289
Energy Equipment & Services	2,145,537	—	—	2,145,537
Entertainment	957,765	—	—	957,765
Equity Real Estate	1,737,354	—	—	1,737,354
Food Products	820,493	—	—	820,493
Health Care Equipment & Supplies	597,555	—	—	597,555
Health Care Providers & Services	9,659,494	—	—	9,659,494
Hotels, Restaurants & Leisure	2,065,796	—	—	2,065,796
Household Durables	5,486,624	—	—	5,486,624
Independent Power and Renewable Electricity Producers	2,011,688	—	—	2,011,688
Insurance	2,365,059	—	—	2,365,059
Internet & Direct Marketing Retail	1,153,455	—	—	1,153,455
IT Services	1,131,659	—	—	1,131,659
Machinery	2,111,283	—	—	2,111,283
Marine	982,749	—	—	982,749
Media	518,384	—	—	518,384
Metals & Mining	1,208,333	—	—	1,208,333
Multi-Utilities	462,582	—	—	462,582
Multiline Retail	1,249,956	—	—	1,249,956
Oil, Gas & Consumable Fuels	1,958,344	—	—	1,958,344
Personal Products	1,367,808	—	—	1,367,808
Pharmaceuticals	1,189,744	—	—	1,189,744
Professional Services	1,738,218	—	—	1,738,218
Real Estate Management & Development	1,198,933	—	—	1,198,933
Road & Rail	797,552	—	—	797,552
Semiconductors & Semiconductor Equipment	439,358	—	—	439,358
Specialty Retail	1,759,804	—	—	1,759,804

Total Common Stock	75,656,938	—	—	75,656,938

Money Market Investments	2,138,342	—	—	2,138,342

Total Investments	$77,795,280	$—	$—	$77,795,280

TCW Select Equities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Shares	Value

COMMON STOCK—99.0% of Net Assets
Capital Markets—7.1%
Charles Schwab Corp. (The)	242,368	$16,735,510
S&P Global, Inc.	80,286	30,262,202

		46,997,712

Commercial Services & Supplies—2.2%
Waste Connections, Inc. (Canada)	109,132	14,554,935

Equity Real Estate—5.0%
American Tower Corp.	123,107	33,341,069

Food & Staples Retailing—3.6%
Costco Wholesale Corp.	44,237	23,945,488

Health Care Equipment & Supplies—5.9%
Align Technology, Inc.(1)	43,973	12,355,094
Boston Scientific Corp.(1)	340,979	13,997,188
DexCom, Inc.(1)	153,828	12,626,202

		38,978,484

Interactive Media & Services—9.6%
Alphabet, Inc.—Class C(1)	417,340	48,678,538
Meta Platforms, Inc.(1)	93,792	14,922,307

		63,600,845

Internet & Direct Marketing Retail—6.8%
Amazon.com, Inc.(1)	332,640	44,889,768

IT Services—12.6%
Mastercard, Inc.	67,655	23,935,662
PayPal Holdings, Inc.(1)	127,860	11,063,726
Snowflake, Inc.(1)	48,829	7,319,955
Twilio, Inc.(1)	82,071	6,959,621
Visa, Inc.	158,969	33,718,915

		82,997,879

Life Sciences Tools & Services—3.2%
IQVIA Holdings, Inc.(1)	87,559	21,037,801

Pharmaceuticals—3.5%
Zoetis, Inc.	125,439	22,898,889

Professional Services—2.2%
TransUnion	182,780	14,481,659

Semiconductors & Semiconductor Equipment—10.3%
ASML Holding NV (Netherlands)	31,373	18,021,906
Enphase Energy, Inc.(1)	57,783	16,420,773
NVIDIA Corp.	186,201	33,819,688

		68,262,367

Software—19.8%
Adobe, Inc.(1)	60,542	24,829,485
Crowdstrike Holdings, Inc.(1)	69,541	12,767,728
Microsoft Corp.	69,331	19,463,985
Salesforce, Inc.(1)	137,553	25,312,503
ServiceNow, Inc.(1)	82,403	36,806,124
Trade Desk, Inc. (The)(1)	263,703	11,866,635

		131,046,460

Specialty Retail—5.0%
Home Depot, Inc. (The)	60,619	18,242,682
Ulta Beauty, Inc.(1)	38,245	14,873,863

		33,116,545

Textiles, Apparel & Luxury Goods—2.2%
NIKE, Inc.—Class B	127,224	14,620,582

Total Common Stock (Cost: $259,310,765)		654,770,483

MONEY MARKET INVESTMENTS—1.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.88%(2)	6,522,314	6,522,314

Total Money Market Investments (Cost: $6,522,314)		6,522,314

Total Investments (100.0%) (Cost: $265,833,079)		661,292,797
Excess Of Other Assets Over Liabilities (0.0%)		163,145

Net Assets (100.0%)		$661,455,942

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2022.

TCW Select Equities Fund

Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Capital Markets	7.1%
Commercial Services & Supplies	2.2
Equity Real Estate	5.0
Food & Staples Retailing	3.6
Health Care Equipment & Supplies	5.9
Interactive Media & Services	9.6
Internet & Direct Marketing Retail	6.8
IT Services	12.6
Life Sciences Tools & Services	3.2
Pharmaceuticals	3.5
Professional Services	2.2
Semiconductors & Semiconductor Equipment	10.3
Software	19.8
Specialty Retail	5.0
Textiles, Apparel & Luxury Goods	2.2
Money Market Investments	1.0

Total	100.0%

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$46,997,712	$—	$—	$46,997,712
Commercial Services & Supplies	14,554,935	—	—	14,554,935
Equity Real Estate	33,341,069	—	—	33,341,069
Food & Staples Retailing	23,945,488	—	—	23,945,488
Health Care Equipment & Supplies	38,978,484	—	—	38,978,484
Interactive Media & Services	63,600,845	—	—	63,600,845
Internet & Direct Marketing Retail	44,889,768	—	—	44,889,768
IT Services	82,997,879	—	—	82,997,879
Life Sciences Tools & Services	21,037,801	—	—	21,037,801
Pharmaceuticals	22,898,889	—	—	22,898,889
Professional Services	14,481,659	—	—	14,481,659
Semiconductors & Semiconductor Equipment	68,262,367	—	—	68,262,367
Software	131,046,460	—	—	131,046,460
Specialty Retail	33,116,545	—	—	33,116,545
Textiles, Apparel & Luxury Goods	14,620,582	—	—	14,620,582

Total Common Stock	654,770,483	—	—	654,770,483

Money Market Investments	6,522,314	—	—	6,522,314

Total Investments	$661,292,797	$—	$—	$661,292,797

Note 1 — Security Valuations

Equity securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Options on equity securities and options on indexes were valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board,” and each member thereof, a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zones differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Securities for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values, were valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts. Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2022 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Developing Markets Equity Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
Balance as of October 31, 2021	$—	$141,369
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	(320,294)	(2,581,332)
Purchases	39,769	—
Sales	—	—
Transfers in to Level 3	280,778 (1)	2,562,225 (1)
Transfers out of Level 3	—	—

Balance as of July 31, 2022	$253	$122,262

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2022	(320,294)	$(2,581,332)

(1)	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuation inputs for Level 3 investments as of July 31, 2022 are as follows:

Description	Fair Value at July 31, 2022	Valuation Techniques	Unobservable Input	Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Developing Markets Equity Fund
Common Stocks	$253	Third-party Vendor	Vendor Prices	$0.001- 0.045	$0.003	Increase
TCW Emerging Markets Multi-Asset Opportunities Fund
Common Stocks	$1,932	Third-party Vendor	Vendor Prices	$0.001- 0.045	$0.003	Increase
Foreign Government Bonds	$120,330	Third-party Vendor	Vendor Prices	$9.000	$9.000	Increase

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2022, the following funds had the following derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Emerging Markets Multi-Asset Opportunities Fund

		Equity Risk	Foreign Currency Risk	Total

Asset Derivatives

Forward Contracts		$—	$5,140	$5,140

Total Value		$—	$5,140	$5,140

Notional Amounts(1)

Forward Currency Contracts		$—	$582,855	$582,855

TCW Global Real Estate Fund

Asset Derivatives

Investments(2)		$169,750	$—	$169,750

Total Value		$169,750	$—	$169,750

Liability Derivatives

Written Options		$(26,250)	$—	$(26,250)

Total Value		$(26,250)	$—	$(26,250)

Number of Contracts(1)

Options Purchased	—	644	—	644
Options Written	—	394	—	394

(1)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended July 31, 2022.
(2)	Represents purchased options, at value.

Note 2 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended July 31, 2022.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2022.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2022.

Derivatives:

Forward Foreign Currency Contracts: The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund had forward foreign currency contracts outstanding as of July 31, 2022.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There were no futures contracts outstanding at July 31, 2022.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended July 31, 2022, the TCW Global Real Estate Fund entered into option contracts to hedge the Fund’s investments from market volatility in the real estate sector.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2022, the TCW Emerging Markets Multi-Asset Opportunities Fund used credit default swaps to limit certain credit exposure within the Fund.

Note 3 — Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended July 31, 2022 is listed after the Schedule of Investments.

Note 4 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at July 31, 2022.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES—113.3% of Net Assets
CORPORATE BONDS—30.5%

Aerospace & Defense—0.2%
Boeing Co. (The)
1.43%	02/04/24	$2,650,000	$2,551,314
4.88%	05/01/25	560,000	568,915

			3,120,229

Agriculture—0.6%
BAT Capital Corp.
2.73%	03/25/31	695,000	567,342
4.39%	08/15/37	470,000	390,146
4.54%	08/15/47	1,270,000	949,581
5.28%	04/02/50	1,285,000	1,049,247
5.65%	03/16/52	1,020,000	897,590
Imperial Brands Finance PLC
3.13%(1)	07/26/24	2,300,000	2,229,022
6.13%(1)	07/27/27	35,000	36,047
Reynolds American, Inc.
5.70%	08/15/35	260,000	247,928
5.85%	08/15/45	2,770,000	2,457,295

			8,824,198

Airlines—0.2%
Delta Air Lines Pass-Through Trust (19-1-AA) 3.20%	10/25/25	1,500,000	1,454,235
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC) 6.25%	10/22/24	199,996	199,614
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	997,239	982,368
US Airways Group, Inc. Pass-Through Certificates (12-2-A) (EETC) 4.63%	12/03/26	414,813	374,244

			3,010,461

Auto Manufacturers—0.1%
Ford Motor Credit Co. LLC 2.37% (3 mo. USD LIBOR + 1.080%)(2)	08/03/22	1,000,000	1,000,325

Banks—10.2%
ABN AMRO Bank NV 2.47% (U.S. 1-year Treasury Constant Maturity Rate + 1.100%)(1),(2)	12/13/29	1,700,000	1,478,371
Bank of America Corp.
1.66% (SOFR + 0.910%)(2)	03/11/27	6,355,000	5,809,424
1.73% (SOFR + 0.960%)(2)	07/22/27	2,535,000	2,300,766
1.92% (SOFR + 1.370%)(2)	10/24/31	410,000	338,644
2.09% (SOFR + 1.060%)(2)	06/14/29	2,200,000	1,946,516
2.57% (SOFR + 1.210%)(2)	10/20/32	320,000	274,288
2.59% (SOFR + 2.150%)(2)	04/29/31	1,955,000	1,711,642
2.69% (SOFR + 1.320%)(2)	04/22/32	3,535,000	3,080,682
2.97% (SOFR + 1.330%)(2)	02/04/33	930,000	822,297
3.00% (3 mo. USD LIBOR + 0.790%)(2)	12/20/23	5,425,000	5,411,326
3.97% (3 mo. USD LIBOR + 1.210%)(2)	02/07/30	1,125,000	1,089,892
Citigroup, Inc.
2.56% (SOFR + 1.167%)(2)	05/01/32	655,000	563,278
2.57% (SOFR + 2.107%)(2)	06/03/31	1,040,000	905,302
2.98% (SOFR + 1.422%)(2)	11/05/30	1,395,000	1,260,173
3.06% (SOFR + 1.351%)(2)	01/25/33	3,505,000	3,111,003
3.07% (SOFR + 1.280%)(2)	02/24/28	795,000	755,449
3.11% (SOFR + 2.842%)(2)	04/08/26	1,580,000	1,536,747
3.79% (SOFR + 1.939%)(2)	03/17/33	2,765,000	2,605,791
4.41% (SOFR + 3.914%)(2)	03/31/31	1,225,000	1,213,696
Credit Suisse Group AG
1.31% (SOFR + 0.980%)(1),(2)	02/02/27	2,500,000	2,158,500
2.19% (SOFR + 2.044%)(1),(2)	06/05/26	2,645,000	2,407,351
3.09% (SOFR + 1.730%)(1),(2)	05/14/32	2,560,000	2,059,494
4.28%(1)	01/09/28	1,360,000	1,272,389
DNB Bank ASA 1.61% (U.S. 1-year Treasury Constant Maturity Rate + 0.680%)(1),(2)	03/30/28	2,570,000	2,279,925
Goldman Sachs Group, Inc. (The)
1.09% (SOFR + 0.789%)(2)	12/09/26	705,000	638,018
1.22%	12/06/23	4,225,000	4,097,236
1.43% (SOFR + 0.798%)(2)	03/09/27	5,260,000	4,755,829
1.54% (SOFR + 0.818%)(2)	09/10/27	880,000	790,064
1.95% (SOFR + 0.913%)(2)	10/21/27	1,695,000	1,546,586
2.38% (SOFR + 1.248%)(2)	07/21/32	2,215,000	1,870,169
2.65% (SOFR + 1.264%)(2)	10/21/32	1,075,000	925,774
3.20%	02/23/23	960,000	960,264
3.27% (3 mo. USD LIBOR + 1.201%)(2)	09/29/25	3,085,000	3,022,483
HSBC Holdings PLC (United Kingdom)
0.98% (SOFR + 0.708%)(2)	05/24/25	535,000	501,135
1.59% (SOFR + 1.290%)(2)	05/24/27	4,240,000	3,781,035
2.01% (SOFR + 1.732%)(2)	09/22/28	2,365,000	2,059,016
2.21% (SOFR+ 1.285%)(2)	08/17/29	2,570,000	2,194,137
2.80% (SOFR + 1.187%)(2)	05/24/32	845,000	710,087
4.76% (SOFR + 2.110%)(2)	06/09/28	1,045,000	1,037,016

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
JPMorgan Chase & Co.
0.70% (SOFR + 0.580%)(2)	03/16/24	$790,000	$775,606
0.97% (SOFR + 0.580%)(2)	06/23/25	6,625,000	6,237,437
1.56% (SOFR + 0.605%)(2)	12/10/25	2,580,000	2,428,606
1.58% (SOFR + 0.885%)(2)	04/22/27	4,360,000	3,962,455
1.95% (SOFR + 1.065%)(2)	02/04/32	3,330,000	2,769,435
2.55% (SOFR + 1.180%)(2)	11/08/32	1,455,000	1,252,464
2.58% (SOFR + 1.250%)(2)	04/22/32	530,000	460,618
2.74% (SOFR + 1.510%)(2)	10/15/30	1,070,000	960,158
2.95% (SOFR + 1.170%)(2)	02/24/28	750,000	710,302
2.96% (SOFR + 1.260%)(2)	01/25/33	1,120,000	997,517
Lloyds Banking Group PLC (United Kingdom)
1.63% (U.S. 1-year Treasury Constant Maturity Rate + 0.850%)(2)	05/11/27	1,500,000	1,350,510
2.91% (3 mo. USD LIBOR + 0.810%)(2)	11/07/23	3,525,000	3,512,262
3.75% (U.S. 1-year Treasury Constant Maturity Rate + 1.800%)(2)	03/18/28	955,000	924,010
3.87% (U.S. 1-year Treasury Constant Maturity Rate + 3.500%)(2)	07/09/25	1,600,000	1,584,908
Macquarie Group, Ltd. (Australia)
1.34% (SOFR + 1.069%)(1),(2)	01/12/27	2,510,000	2,237,126
2.87% (SOFR + 1.532%)(1),(2)	01/14/33	1,740,000	1,456,644
4.44% (SOFR + 2.405%)(1),(2)	06/21/33	1,000,000	951,990
Morgan Stanley
0.79% (SOFR + 0.509%)(2)	01/22/25	1,020,000	970,247
1.51% (SOFR + 0.858%)(2)	07/20/27	4,985,000	4,502,203
1.59% (SOFR + 0.879%)(2)	05/04/27	2,470,000	2,253,628
1.79% (SOFR + 1.034%)(2)	02/13/32	860,000	704,117
1.93% (SOFR + 1.020%)(2)	04/28/32	2,710,000	2,231,928
2.24% (SOFR + 1.178%)(2)	07/21/32	1,265,000	1,067,496
2.48% (SOFR + 1.360%)(2)	09/16/36	910,000	733,587
2.51% (SOFR + 1.200%)(2)	10/20/32	335,000	288,458
NatWest Group PLC (United Kingdom) 4.27% (3 mo. USD LIBOR + 1.762%)(2)	03/22/25	3,140,000	3,113,373
Santander UK Group Holdings PLC (United Kingdom)
1.09% (SOFR + 0.787%)(2)	03/15/25	3,265,000	3,071,973
1.67% (SOFR + 0.989%)(2)	06/14/27	285,000	252,239
2.47% (SOFR + 1.220%)(2)	01/11/28	465,000	418,323
3.37% (3 mo. USD LIBOR + 1.080%)(2)	01/05/24	190,000	189,185
3.82% (3 mo. USD LIBOR + 1.400%)(2)	11/03/28	1,175,000	1,112,754
4.80% (3 mo. USD LIBOR +1.570%)(2)	11/15/24	960,000	961,441
Santander UK PLC (United Kingdom) 5.00%(1)	11/07/23	2,460,000	2,476,851
UBS Group AG 4.49% (U.S. 1-year Treasury Constant Maturity Rate + 1.550%(1),(2)	05/12/26	855,000	860,686
Wells Fargo & Co.
2.16% (3 mo. USD LIBOR + 0.750%)(2)	02/11/26	1,850,000	1,765,342
2.19% (SOFR + 2.000%)(2)	04/30/26	3,645,000	3,460,939
2.39% (SOFR + 2.100%)(2)	06/02/28	630,000	578,055
2.88% (SOFR + 1.432%)(2)	10/30/30	285,000	258,937
3.35% (SOFR + 1.500%)(2)	03/02/33	4,715,000	4,330,162
3.53% (SOFR + 1.510%)(2)	03/24/28	3,760,000	3,639,154
3.58% (3 mo. USD LIBOR + 1.310%)(2)	05/22/28	1,015,000	982,173
4.90%(2)	07/25/33	2,015,000	2,092,667
5.01% (SOFR + 4.502%)(2)	04/04/51	625,000	650,065

			150,819,826

Beverages—0.4%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%	02/01/46	3,325,000	3,356,505
Bacardi, Ltd.
2.75%(1)	07/15/26	750,000	704,535
4.45%(1)	05/15/25	1,780,000	1,778,878

			5,839,918

Chemicals—0.1%
International Flavors & Fragrances, Inc. 5.00%	09/26/48	1,975,000	1,896,326

Commercial Services—0.2%
S&P Global, Inc.
1.25%	08/15/30	968,000	798,755
4.75%(1)	08/01/28	1,750,000	1,838,303

			2,637,058

Computers—0.1%
Apple, Inc.
2.65%	02/08/51	1,000,000	780,950
3.85%	05/04/43	275,000	268,987

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Lenovo Group, Ltd. 6.54%(1)	07/27/32	$725,000	$721,578

			1,771,515

Diversified Financial Services—1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26	1,655,000	1,478,759
3.00%	10/29/28	4,345,000	3,800,615
3.88%	01/23/28	430,000	398,459
Air Lease Corp.
3.25%	03/01/25	1,300,000	1,258,985
3.63%	12/01/27	640,000	590,131
American Express Co. 2.55%	03/04/27	1,585,000	1,513,659
Avolon Holdings Funding, Ltd.
2.53%(1)	11/18/27	884,000	732,840
2.88%(1)	02/15/25	1,550,000	1,437,300
3.95%(1)	07/01/24	405,000	389,642
Capital One Financial Corp. 1.34% (SOFR + 0.690%)(2)	12/06/24	2,535,000	2,433,423
Cboe Global Markets, Inc. 3.00%	03/16/32	1,595,000	1,481,627
Charles Schwab Corp. (The) 2.90%	03/03/32	1,585,000	1,469,358
Intercontinental Exchange, Inc.
1.85%	09/15/32	1,780,000	1,470,583
4.60%	03/15/33	470,000	487,376
LSEGA Financing PLC (United Kingdom) 2.00%(1)	04/06/28	2,470,000	2,221,710
Park Aerospace Holdings, Ltd.
4.50%(1)	03/15/23	2,715,000	2,691,035
5.50%(1)	02/15/24	108,000	106,827
Raymond James Financial, Inc. 4.95%	07/15/46	460,000	462,650

			24,424,979

Electric—1.8%
Appalachian Power Co. 4.45%	06/01/45	690,000	625,262
Duke Energy Corp.
3.75%	09/01/46	1,290,000	1,082,437
3.85%	06/15/34	800,000	870,879
Duke Energy Progress LLC 3.70%	10/15/46	1,325,000	1,148,722
El Paso Electric Co. 3.30%	12/15/22	2,065,000	2,063,593
Eversource Energy 4.60%	07/01/27	1,425,000	1,470,457
Indiana Michigan Power Co. 4.55%	03/15/46	920,000	881,422
ITC Holdings Corp. 2.95%(1)	05/14/30	2,000,000	1,811,277
Jersey Central Power & Light Co. 2.75%(1)	03/01/32	2,575,000	2,278,695
Metropolitan Edison Co. 3.50%(1)	03/15/23	3,030,000	3,018,879
MidAmerican Energy Co. 5.80%	10/15/36	1,655,000	1,916,390
NextEra Energy Capital Holdings, Inc. 1.77% (3 mo. USD LIBOR + 0.270%)(2)	02/22/23	3,000,000	2,991,690
Niagara Mohawk Power Corp. 2.72%(1)	11/28/22	920,000	918,263
Tucson Electric Power Co. 4.00%	06/15/50	1,500,000	1,322,355
Xcel Energy, Inc. 4.60%	06/01/32	3,620,000	3,750,899

			26,151,220

Engineering & Construction—0.1%
Heathrow Funding Ltd, 1.88%(3)	03/14/34	1,755,000	1,546,849

Entertainment—0.5%
Magallanes, Inc.
4.28%(1)	03/15/32	200,000	186,760
5.05%(1)	03/15/42	3,135,000	2,787,516
5.14%(1)	03/15/52	5,084,000	4,448,246

			7,422,522

Food—0.7%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%(1)	02/02/29	1,445,000	1,253,451
3.00%(1)	05/15/32	1,875,000	1,510,547
6.50%(1)	12/01/52	1,575,000	1,580,623
Kraft Heinz Foods Co.
4.88%	10/01/49	537,000	502,605
5.00%	06/04/42	2,133,000	2,070,857
5.20%	07/15/45	775,000	773,098
Smithfield Foods, Inc. 2.63%(1)	09/13/31	2,565,000	2,053,103

			9,744,284

Gas—0.2%
KeySpan Gas East Corp.
3.59%(1)	01/18/52	1,150,000	877,243
5.82%(1)	04/01/41	1,551,000	1,619,384

			2,496,627

Health Care-Products—0.2%
Alcon Finance Corp. 2.60%(1)	05/27/30	2,255,000	1,982,010
DENTSPLY SIRONA, Inc. 3.25%	06/01/30	1,400,000	1,197,620

			3,179,630

Health Care-Services—1.8%
Barnabas Health, Inc. 4.00%	07/01/28	3,290,000	3,289,527
Centene Corp. 3.00%	10/15/30	3,888,000	3,474,978
CommonSpirit Health
2.78%	10/01/30	955,000	837,516
4.35%	11/01/42	600,000	555,132
Elevance Health, Inc. 3.65%	12/01/27	2,405,000	2,415,272
Fresenius Finance Ireland PLC, 0.88%(3)	10/01/31	920,000	761,072
Fresenius Medical Care US Finance III, Inc. 1.88%(1)	12/01/26	1,650,000	1,453,056
HCA, Inc.
3.13%(1)	03/15/27	455,000	428,730
3.63%(1)	03/15/32	1,156,000	1,049,972
4.13%	06/15/29	3,946,000	3,802,208
4.63%(1)	03/15/52	800,000	698,096
5.25%	04/15/25	770,000	785,084
5.25%	06/15/49	600,000	564,541
5.38%	09/01/26	930,000	949,288
5.50%	06/15/47	1,970,000	1,930,127
Humana, Inc.
2.15%	02/03/32	2,055,000	1,741,489
3.70%	03/23/29	2,050,000	2,012,628

			26,748,716

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value

Household Products/Wares—0.1%
Clorox Co. (The) 4.60%	05/01/32	$1,525,000	$1,586,488

Insurance—1.7%
Aon Corp. / Aon Global Holdings PLC 3.90%	02/28/52	805,000	700,471
Athene Global Funding
1.99%(1)	08/19/28	4,000,000	3,400,760
2.72%(1)	01/07/29	240,000	209,165
3.21%(1)	03/08/27	815,000	756,537
Berkshire Hathaway Finance Corp. 3.85%	03/15/52	2,375,000	2,156,500
Farmers Exchange Capital 7.20%(1)	07/15/48	1,495,000	1,770,542
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(1),(2)	11/01/53	2,065,000	2,191,597
Nationwide Mutual Insurance Co. 4.12% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24	4,000,000	4,000,053
New York Life Insurance Co. 3.75%(1)	05/15/50	1,475,000	1,258,465
Progressive Corp. (The)
3.00%	03/15/32	246,000	230,339
3.20%	03/26/30	1,385,000	1,331,013
Protective Life Global Funding 1.62%(1)	04/15/26	2,955,000	2,728,913
Teachers Insurance & Annuity Association of America
3.30%(1)	05/15/50	2,980,000	2,353,980
4.27%(1)	05/15/47	130,000	121,496
Willis North America, Inc. 4.50%	09/15/28	1,445,000	1,442,899

			24,652,730

Internet—0.2%
Netflix, Inc. 4.63%	05/15/29	670,000	703,275
Tencent Holdings, Ltd.
3.68%(1)	04/22/41	825,000	652,862
3.84%(1)	04/22/51	825,000	630,589
3.98%(1)	04/11/29	740,000	710,539

			2,697,265

Media—0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90%	06/01/52	1,000,000	727,510
4.80%	03/01/50	495,000	409,815
5.13%	07/01/49	1,080,000	940,302
5.25%	04/01/53	1,530,000	1,341,850
5.38%	04/01/38	1,475,000	1,360,098
5.38%	05/01/47	2,755,000	2,440,324
5.75%	04/01/48	1,028,000	956,163
Paramount Global 4.20%	05/19/32	1,460,000	1,327,388
Walt Disney Co. (The) 3.60%	01/13/51	1,080,000	949,961

			10,453,411

Miscellaneous Manufacturers—0.2%
GE Capital International Funding Co. Unlimited Co. (Ireland) 4.42%	11/15/35	220,000	218,163
General Electric Co.
1.89% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36	3,045,000	2,476,449
6.75%	03/15/32	539,000	627,948

			3,322,560

Oil & Gas—0.2%
Petroleos Mexicanos
6.75%	09/21/47	2,625,000	1,801,446
6.95%	01/28/60	510,000	346,162
7.69%	01/23/50	1,565,000	1,144,962

			3,292,570

Packaging & Containers—0.3%
Amcor Finance USA, Inc. 3.63%	04/28/26	1,380,000	1,345,514
Berry Global, Inc.
1.57%	01/15/26	3,645,000	3,321,506
4.88%(1)	07/15/26	580,000	570,317

			5,237,337

Pharmaceuticals—1.3%
AbbVie, Inc.
4.40%	11/06/42	1,840,000	1,762,407
4.45%	05/14/46	1,035,000	987,866
4.50%	05/14/35	267,000	271,310
Bayer US Finance II LLC
4.25%(1)	12/15/25	845,000	844,234
4.38%(1)	12/15/28	4,540,000	4,525,812
4.63%(1)	06/25/38	500,000	463,575
4.88%(1)	06/25/48	2,430,000	2,323,350
Cigna Corp.
3.40%	03/15/51	500,000	409,510
4.13%	11/15/25	1,525,000	1,549,133
CVS Health Corp.
3.88%	07/20/25	1,477,000	1,495,935
5.05%	03/25/48	4,505,000	4,570,097

			19,203,229

Pipelines—1.1%

Enbridge Energy Partners LP 5.88%	10/15/25	333,000	349,873
Energy Transfer LP
4.95%	06/15/28	200,000	201,818
5.00%	05/15/50	1,780,000	1,578,860
5.15%	03/15/45	1,870,000	1,663,198
5.40%	10/01/47	2,568,000	2,364,769
5.95%	10/01/43	630,000	615,664
Plains All American Pipeline LP / PAA Finance Corp. 3.80%	09/15/30	375,000	340,634
Rockies Express Pipeline LLC
4.95%(1)	07/15/29	2,000,000	1,781,180
6.88%(1)	04/15/40	350,000	296,625
Ruby Pipeline LLC 8.00%(1),(4),(5),(6)	04/01/22	1,353,030	1,136,546
Sabine Pass Liquefaction LLC 4.50%	05/15/30	1,500,000	1,485,220
Southern Natural Gas Co. LLC 7.35%	02/15/31	2,380,000	2,696,406
TC PipeLines LP 4.38%	03/13/25	710,000	715,277
Texas Eastern Transmission LP 2.80%(1)	10/15/22	920,000	918,528
TransCanada PipeLines, Ltd. 6.10%	06/01/40	375,000	415,466

			16,560,064

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value

Real Estate—0.1%
Annington Funding PLC, 2.31%(3)	10/06/32	$720,000	$737,786
Vonovia SE, 1.50%(3)	06/14/41	300,000	215,807

			953,593

REIT—1.9%
American Assets Trust LP 3.38%	02/01/31	1,655,000	1,451,931
American Campus Communities Operating Partnership LP
2.25%	01/15/29	35,000	33,381
2.85%	02/01/30	620,000	601,024
3.30%	07/15/26	1,000,000	993,258
4.13%	07/01/24	1,425,000	1,436,352
Ascendas Real Estate Investment Trust 0.75%(3)	06/23/28	870,000	745,852
Digital Dutch Finco BV 1.25%(3)	02/01/31	1,830,000	1,552,627
GLP Capital LP / GLP Financing II, Inc.
4.00%	01/15/30	265,000	239,467
5.30%	01/15/29	1,280,000	1,257,306
5.38%	11/01/23	1,000,000	998,100
5.38%	04/15/26	1,823,000	1,811,488
5.75%	06/01/28	1,600,000	1,599,600
Healthcare Realty Holdings LP
2.00%	03/15/31	2,970,000	2,386,112
3.10%	02/15/30	1,705,000	1,511,050
Invitation Homes Operating Partnership LP 4.15%	04/15/32	1,540,000	1,448,308
Kilroy Realty LP 2.65%	11/15/33	891,000	710,651
Lexington Realty Trust 2.38%	10/01/31	855,000	681,461
Life Storage LP 2.40%	10/15/31	1,820,000	1,500,406
Prologis Euro Finance LLC 1.00%	02/08/29	750,000	712,024
SL Green Operating Partnership LP 3.25%	10/15/22	2,380,000	2,380,286
VICI Properties LP
4.95%	02/15/30	100,000	98,545
5.13%	05/15/32	1,530,000	1,528,761
5.63%	05/15/52	810,000	783,529
VICI Properties LP / VICI Note Co., Inc.
3.75%(1)	02/15/27	75,000	68,812
3.88%(1)	02/15/29	890,000	813,785
4.50%(1)	09/01/26	380,000	363,037
4.50%(1)	01/15/28	285,000	266,181
4.63%(1)	06/15/25	180,000	175,720
5.75%(1)	02/01/27	400,000	400,312

			28,549,366

Retail—0.2%
Alimentation Couche-Tard, Inc. 3.55%(1)	07/26/27	1,710,000	1,621,514
Starbucks Corp. 3.00%	02/14/32	1,605,000	1,473,567

			3,095,081

Savings & Loans—0.3%
Nationwide Building Society
2.97% (SOFR + 1.290%)(1),(2)	02/16/28	1,630,000	1,508,174
3.77% (3 mo. USD LIBOR + 1.064%)(1),(2)	03/08/24	2,670,000	2,661,768
4.36% (3 mo. USD LIBOR + 1.392%)(1),(2)	08/01/24	400,000	399,071

			4,569,013

Semiconductors—0.2%
Broadcom, Inc.
3.42%(1)	04/15/33	1,100,000	951,632
4.30%	11/15/32	640,000	611,827
Intel Corp. 3.05%	08/12/51	153,000	118,323
TSMC Arizona Corp. 4.50%	04/22/52	750,000	752,850
TSMC Global, Ltd. 4.63%(1)	07/22/32	500,000	515,675

			2,950,307

Software—0.4%
Oracle Corp.
3.60%	04/01/50	2,000,000	1,460,753
3.80%	11/15/37	905,000	743,195
3.95%	03/25/51	2,425,000	1,879,060
Take Two Interactive 4.00%	04/14/32	1,525,000	1,495,415

			5,578,423

Telecommunications—2.5%
AT&T, Inc.
2.55%	12/01/33	3,760,000	3,191,306
3.80%	12/01/57	5,286,000	4,340,756
4.75%	05/15/46	1,130,000	1,101,553
4.85%	03/01/39	1,554,000	1,539,874
5.25%	03/01/37	2,155,000	2,298,221
Global Switch Finance BV 1.38%(3)	10/07/30	695,000	619,154
Level 3 Financing, Inc.
3.40%(1)	03/01/27	575,000	521,007
3.88%(1)	11/15/29	4,170,000	3,698,617
Qwest Corp. 7.25%	09/15/25	920,000	968,300
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%(1)	03/20/25	4,351,885	4,375,398
5.15%(1)	09/20/29	2,505,000	2,536,602
T-Mobile USA, Inc.
2.55%	02/15/31	657,000	574,908
3.75%	04/15/27	1,675,000	1,651,282
3.88%	04/15/30	4,155,000	3,999,267
4.38%	04/15/40	1,990,000	1,854,342
Verizon Communications, Inc.
2.36%	03/15/32	610,000	527,040
2.55%	03/21/31	825,000	733,978
Vodafone Group PLC (United Kingdom)
4.88%	06/19/49	1,897,000	1,810,682
5.25%	05/30/48	1,390,000	1,383,352

			37,725,639

Water—0.1%
American Water Capital Corp. 3.45%	05/01/50	2,385,000	1,994,552

Total Corporate Bonds (Cost: $487,810,087)			453,056,311

MUNICIPAL BONDS—0.6%
California Health Facilities Financing Authority, Revenue Bond 3.00%	08/15/51	955,000	814,609

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
City of New York NY 1.82%	08/01/30	$1,325,000	$1,148,801
City of New York NY, General Obligation Unlimited 3.00%	08/01/34	380,000	341,078
Metropolitan Transportation Authority 5.18%	11/15/49	335,000	347,726
New York City Transitional Finance Authority Future Tax Secured Revenue
2.00%	08/01/35	1,000,000	788,006
2.40%	11/01/32	585,000	504,926
2.45%	11/01/34	2,485,000	2,094,086
Regents of the University of California Medical Center Pooled Revenue 3.26%	05/15/60	3,115,000	2,395,647
University of Michigan 3.50%	04/01/52	805,000	733,410

Total Municipal Bonds (Cost: $10,805,374)			9,168,289

ASSET-BACKED SECURITIES—6.5%
321 Henderson Receivables I LLC (13-3A-A) 4.08%(1)	01/17/73	1,161,106	1,134,160
AGL CLO, Ltd. (20-7A-BR) 4.21% (3 mo. USD LIBOR + 1.700%)(1),(2)	07/15/34	4,235,000	4,014,356
AIG CLO, Ltd. (18-1A-A1R) 3.83% (3 mo. USD LIBOR + 1.120%)(1),(2)	04/20/32	4,300,000	4,207,980
Aligned Data Centers Issuer LLC (21-1A-A2) 1.94%(1)	08/15/46	3,372,000	3,030,460
AMMC CLO XIII, Ltd. (13-13A-A1R2) 3.83% (3 mo. USD LIBOR + 1.050%)(1),(2)	07/24/29	4,061,206	4,004,958
Ares LXII CLO, Ltd. (21-62A-B) 4.43% (3 mo. USD LIBOR + 1.650%)(1),(2)	01/25/34	4,000,000	3,784,800
Brazos Education Loan Authority, Inc. (12-1-A1) 2.96% (1 mo. USD LIBOR + 0.700%)(2)	12/26/35	437,158	428,386
Brazos Higher Education Authority, Inc. (10-1-A2) 2.72% (3 mo. USD LIBOR + 1.200%)(2)	02/25/35	675,000	666,470
Brazos Higher Education Authority, Inc. (11-1-A3) 2.57% (3 mo. USD LIBOR + 1.050%)(2)	11/25/33	1,695,000	1,678,489
CF Hippolyta Issuer LLC (20-1-B1) 2.28%(1)	07/15/60	4,001,429	3,670,701
CIFC Funding, Ltd (21-7A-A1) 3.91% (3 mo. USD LIBOR + 1.130%)(1),(2)	01/23/35	4,300,000	4,151,650
Dryden XXVI Senior Loan Fund (13-26A-AR) 3.41% (3 mo. USD LIBOR + 0.900%)(1),(2)	04/15/29	2,003,505	1,978,020
Educational Funding of the South, Inc. (11-1-A2) 3.43% (3 mo. USD LIBOR + 0.650%)(2)	04/25/35	457,264	455,851
Educational Services of America, Inc. (12-2-A) 2.99% (1 mo. USD LIBOR + 0.730%)(1),(2)	04/25/39	263,539	259,653
Global SC Finance SRL (14-1A-A2) 3.09%(1)	07/17/29	617,247	603,458
GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2) 3.92% (3 mo. USD LIBOR + 1.110%)(1),(2)	10/29/29	2,975,509	2,949,253
Higher Education Funding I (14-1-A) 2.57% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	854,793	852,641
JGWPT XXX LLC (14-2A-A) 3.61%(1)	01/17/73	1,379,945	1,327,119
Madison Park Funding XLVIII, Ltd. (21-48A-A) 3.89% (3 mo. USD LIBOR + 1.150%)(1),(2)	04/19/33	4,320,000	4,228,416
Navient Private Education Refi Loan Trust (21-GA-A) 1.58%(1)	04/15/70	3,341,867	2,986,320
Navient Student Loan Trust (14-3-A) 2.88% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	2,778,603	2,670,014
Navient Student Loan Trust (14-4-A) 2.88% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	1,395,125	1,341,198
Nelnet Student Loan Trust (14-4A-A2) 3.21% (1 mo. USD LIBOR + 0.950%)(1),(2)	11/25/48	2,965,000	2,901,327
New Economy Assets Phase 1 Sponsor LLC (21-1-B1) 2.41%(1)	10/20/61	3,904,000	3,435,500
OCP CLO 2020-19, Ltd. (20-19A-AR) 3.86% (3 mo. USD LIBOR + 1.150%)(1),(2)	10/20/34	3,600,000	3,497,414
Octagon Investment Partners XIV, Ltd. (12-1A-AARR) 3.46% (3 mo. USD LIBOR + 0.950%)(1),(2)	07/15/29	4,100,000	4,044,588
PHEAA Student Loan Trust (15-1A-A) 2.86% (1 mo. USD LIBOR + 0.600%)(1),(2)	10/25/41	1,040,562	1,010,298
Skyline Trust (2020-1 A) 3.23%(5)	07/03/38	4,607,946	4,312,750
SLM Student Loan Trust (03-7A-A5A) 3.03% (3 mo. USD LIBOR + 1.200%)(1),(2)	12/15/33	1,938,167	1,892,329
SLM Student Loan Trust (08-2-B) 3.98% (3 mo. USD LIBOR + 1.200%)(2)	01/25/83	710,000	638,305
SLM Student Loan Trust (08-3-B) 3.98% (3 mo. USD LIBOR + 1.200%)(2)	04/26/83	710,000	658,658
SLM Student Loan Trust (08-4-B) 4.63% (3 mo. USD LIBOR + 1.850%)(2)	04/25/73	710,000	686,179
SLM Student Loan Trust (08-5-B) 4.63% (3 mo. USD LIBOR + 1.850%)(2)	07/25/73	710,000	698,687
SLM Student Loan Trust (08-6-A4) 3.88% (3 mo. USD LIBOR + 1.100%)(2)	07/25/23	2,828,963	2,751,448
SLM Student Loan Trust (08-6-B) 4.63% (3 mo. USD LIBOR + 1.850%)(2)	07/26/83	710,000	666,720

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
SLM Student Loan Trust (08-7-B) 4.63% (3 mo. USD LIBOR + 1.850%)(2)	07/26/83	$710,000	$659,048
SLM Student Loan Trust (08-8-B) 5.03% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	710,000	711,525
SLM Student Loan Trust (08-9-A) 4.28% (3 mo. USD LIBOR + 1.500%)(2)	04/25/23	992,451	980,653
SLM Student Loan Trust (08-9-B) 5.03% (3 mo. USD LIBOR + 2.250%)(2)	10/25/83	710,000	708,064
SLM Student Loan Trust (11-2-A2) 3.46% (1 mo. USD LIBOR + 1.200%)(2)	10/25/34	1,742,300	1,734,490
SLM Student Loan Trust (12-7-A3) 2.91% (1 mo. USD LIBOR + 0.650%)(2)	05/26/26	1,576,870	1,520,260
Small Business Administration (22-25G) 3.93%	07/01/47	6,250,000	6,455,256
Store Master Funding Llc Str 2021 1a A1 (21-1A-A1) 2.12%(1)	06/20/51	1,839,979	1,634,695
Vantage Data Centers Issuer LLC (18-2A-A2) 4.20%(1),(7)	11/16/43	4,132,700	4,096,094

Total Asset-backed Securities (Cost: $98,125,993)			96,118,641

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.5%
Fannie Mae, Pool #AN0245 3.42%	11/01/35	1,881,945	1,893,926
Fannie Mae, Pool #BL6060 2.46%	04/01/40	1,840,000	1,529,224
Freddie Mac Multifamily Structured Pass-Through Certificates (K155-A3) 3.75%	04/25/33	4,045,000	4,201,968

Total Commercial Mortgage-Backed Securities—Agency (Cost: $7,881,816)			7,625,118

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—2.8%
Arbor Realty Commercial Real Estate Note, Ltd. (21-FL3-A) 3.07% (1 mo. USD LIBOR + 1.070%)(1),(2)	08/15/34	3,882,000	3,728,154
BAMLL Commercial Mortgage Securities Trust (18-PARK-A) 4.09%(1),(8)	08/10/38	1,930,000	1,895,454
BANK 2022-BNK42 (22-BNK42-A5) 4.49%(8)	06/15/55	3,593,000	3,776,127
BDS, Ltd. (19-FL4-A) 3.10% (1 mo. USD LIBOR + 1.100%)(1),(2)	08/15/36	1,205,495	1,197,500
BPR Trust (22-OANA A) 3.86% (SOFR + 1.898%)(1),(2)	04/15/37	3,678,000	3,624,432
BX Commercial Mortgage Trust (20-VIV4-A) 2.84%(1)	03/09/44	2,415,000	2,128,478
BX Trust (19-OC11-A) 3.20%(1)	12/09/41	1,485,000	1,354,289
BXHPP Trust (21-FILM-A) 2.65% (1 mo. USD LIBOR + 0.650%)(1),(2)	08/15/36	3,000,000	2,834,839
CALI Mortgage Trust (19-101C-A) 3.96%(1)	03/10/39	1,285,000	1,240,218
CD 2017-CD3 Mortgage Trust (17-CD3-AS) 3.83%	02/10/50	4,645,000	4,468,734
COMM 2015-CCRE27 Mortgage Trust (15-CR27-A3) 3.35%	10/10/48	4,649,498	4,565,671
DC Office Trust (19-MTC-A) 2.97%(1)	09/15/45	1,180,000	1,050,375
Hudson Yards Mortgage Trust (19-30HY-A) 3.23%(1)	07/10/39	2,185,000	2,040,296
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(1),(8)	12/10/41	1,180,000	1,083,721
JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A) 3.40%(1)	06/05/39	1,160,000	1,090,153
Manhattan West Mortgage Trust (20-1MW-A) 2.13%(1)	09/10/39	1,720,000	1,546,491
MKT Mortgage Trust (20-525M-A) 2.69%(1)	02/12/40	850,000	741,551
One Bryant Park Trust (19-OBP-A) 2.52%(1)	09/15/54	1,495,000	1,329,368
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1) 3.87%(1),(8)	01/05/43	1,710,000	1,386,175
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B) 4.14%(1),(8)	01/05/43	70,000	57,474

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $43,315,726)			41,139,500

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—32.8%
Fannie Mae, Pool #BN7755 3.00%	09/01/49	3,080,893	3,009,401
Fannie Mae, Pool #FM2318 3.50%	09/01/49	298,805	299,958
Fannie Mae, Pool #MA4152 2.00%	10/01/40	5,550,255	5,154,350
Fannie Mae, Pool #MA4387 2.00%	07/01/41	3,051,846	2,820,803
Fannie Mae (19-79-FA) 2.76% (1 mo. USD LIBOR + 0.500%)(2)	01/25/50	1,646,842	1,649,737
Fannie Mae 2.50%	12/01/51	8,148,783	7,617,520
Fannie Mae (01-14-SH) (I/F) 19.92% (-1 mo. USD LIBOR + 27.825%)(2)	03/25/30	57,714	75,824
Fannie Mae (01-34-FV) 2.76% (1 mo. USD LIBOR + 0.500%)(2)	08/25/31	77,524	77,602
Fannie Mae (04-W10-A6) (PAC) 5.75%	08/25/34	785,439	790,142
Fannie Mae (07-89-GF) 2.78% (1 mo. USD LIBOR + 0.520%)(2)	09/25/37	330,514	333,797
Fannie Mae (08-30-SA) (I/O) (I/F) 4.59% (-1 mo. USD LIBOR + 6.850%)(2)	04/25/38	55,256	8,696
Fannie Mae (08-62-SN) (I/O) (I/F) 3.94% (-1 mo. USD LIBOR + 6.200%)(2)	07/25/38	48,139	4,706
Fannie Mae (09-64-TB) 4.00%	08/25/29	650,049	657,110
Fannie Mae (09-68-SA) (I/O) (I/F) 4.49% (-1 mo. USD LIBOR + 6.750%)(2)	09/25/39	42,196	6,835

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value

Fannie Mae (10-26-AS) (I/O) (I/F)
4.07% (-1 mo. USD LIBOR + 6.330%)(2)	03/25/40	$594,611	$57,688
Fannie Mae (11-111-DB)
4.00%	11/25/41	1,291,065	1,316,444
Fannie Mae (18-38-LA)
3.00%	06/25/48	969,010	960,576
Fannie Mae (18-43-CT)
3.00%	06/25/48	720,409	710,126
Fannie Mae, Pool #254634
5.50%	02/01/23	456	457
Fannie Mae, Pool #596686
6.50%	11/01/31	9,138	9,625
Fannie Mae, Pool #727575
5.00%	06/01/33	14,846	15,098
Fannie Mae, Pool #748751
5.50%	10/01/33	35,227	35,447
Fannie Mae, Pool #AB2127
3.50%	01/01/26	237,296	239,648
Fannie Mae, Pool #AL0209
4.50%	05/01/41	348,012	366,130
Fannie Mae, Pool #AL0851
6.00%	10/01/40	304,949	334,681
Fannie Mae, Pool #AS9830
4.00%	06/01/47	588,545	599,164
Fannie Mae, Pool #BQ6913
2.00%	12/01/51	9,247,027	8,336,024
Fannie Mae, Pool #BQ7006
2.00%	01/01/52	7,453,808	6,719,470
Fannie Mae, Pool #BV8464
3.00%	04/01/52	4,216,276	4,062,266
Fannie Mae, Pool #CA1710
4.50%	05/01/48	1,494,645	1,539,742
Fannie Mae, Pool #CA1711
4.50%	05/01/48	1,036,050	1,067,310
Fannie Mae, Pool #CA2208
4.50%	08/01/48	836,522	861,761
Fannie Mae, Pool #CA2327
4.00%	09/01/48	499,056	510,981
Fannie Mae, Pool #CB3289
2.00%	04/01/52	10,340,609	9,344,488
Fannie Mae, Pool #FM2870
3.00%	03/01/50	1,990,721	1,943,281
Fannie Mae, Pool #FS1598
2.00%	04/01/52	8,373,453	7,546,169
Fannie Mae, Pool #MA1146
4.00%	08/01/42	675,356	691,920
Fannie Mae, Pool #MA1561
3.00%	09/01/33	1,384,187	1,383,860
Fannie Mae, Pool #MA1584
3.50%	09/01/33	2,023,384	2,075,300
Fannie Mae, Pool #MA3182
3.50%	11/01/47	339,614	340,419
Fannie Mae, Pool #MA4093
2.00%	08/01/40	4,461,509	4,143,265
Fannie Mae, Pool #MA4548
2.50%	02/01/52	7,799,799	7,279,377
Fannie Mae, Pool #MA4579
3.00%	04/01/52	7,684,545	7,407,684
Freddie Mac, Pool #SD0231
3.00%	01/01/50	4,592,214	4,482,781
Freddie Mac, Pool #ZM1779
3.00%	09/01/46	1,221,374	1,196,658
Freddie Mac (2439-KZ)
6.50%	04/15/32	67,959	73,306
Freddie Mac (2575-FD) (PAC)
2.45% (1 mo. USD LIBOR + 0.450%)(2)	02/15/33	170,065	171,577
Freddie Mac (2662-MT) (TAC)
4.50%	08/15/33	69,478	71,048
Freddie Mac (3315-S) (I/O) (I/F)
4.41% (-1 mo. USD LIBOR + 6.410%)(2)	05/15/37	8,559	922
Freddie Mac (3339-JS) (I/F)
29.84% (-1 mo. USD LIBOR + 42.835%)(2)	07/15/37	233,184	394,471
Freddie Mac (3351-ZC)
5.50%	07/15/37	164,322	174,508
Freddie Mac (3380-SM) (I/O) (I/F)
4.41% (-1 mo. USD LIBOR + 6.410%)(2)	10/15/37	266,545	37,896
Freddie Mac (3382-FL)
2.70% (1 mo. USD LIBOR + 0.700%)(2)	11/15/37	66,391	67,147
Freddie Mac (3439-SC) (I/O) (I/F)
3.90% (-1 mo. USD LIBOR + 5.900%)(2)	04/15/38	1,075,187	109,370
Freddie Mac (3578-DI) (I/O) (I/F)
4.65% (-1 mo. USD LIBOR + 6.650%)(2)	04/15/36	383,162	40,454
Freddie Mac (4818-CA)
3.00%	04/15/48	501,862	484,938
Freddie Mac, Pool #A97179
4.50%	03/01/41	1,096,287	1,148,557
Freddie Mac, Pool #G06360
4.00%	03/01/41	1,301,918	1,342,534
Freddie Mac, Pool #G06498
4.00%	04/01/41	917,592	946,173
Freddie Mac, Pool #G06499
4.00%	03/01/41	584,235	602,007
Freddie Mac, Pool #G07849
3.50%	05/01/44	733,251	742,618
Freddie Mac, Pool #G07924
3.50%	01/01/45	1,106,779	1,120,572
Freddie Mac, Pool #G08710
3.00%	06/01/46	1,304,429	1,277,235
Freddie Mac, Pool #G08711
3.50%	06/01/46	2,120,772	2,133,284
Freddie Mac, Pool #G08715
3.00%	08/01/46	2,508,916	2,456,611
Freddie Mac, Pool #G08716
3.50%	08/01/46	1,447,674	1,455,008
Freddie Mac, Pool #G08721
3.00%	09/01/46	2,021,101	1,981,921
Freddie Mac, Pool #G08722
3.50%	09/01/46	582,752	585,826
Freddie Mac, Pool #G08726
3.00%	10/01/46	1,932,460	1,894,997
Freddie Mac, Pool #G08732
3.00%	11/01/46	1,941,297	1,901,237
Freddie Mac, Pool #G08792
3.50%	12/01/47	1,569,714	1,574,872
Freddie Mac, Pool #G08816
3.50%	06/01/48	295,209	295,999
Freddie Mac, Pool #G08826
5.00%	06/01/48	261,076	270,578
Freddie Mac, Pool #G08843
4.50%	10/01/48	1,089,221	1,122,753
Freddie Mac, Pool #G16584
3.50%	08/01/33	1,250,762	1,266,937

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value

Freddie Mac, Pool #G18592
3.00%	03/01/31	$693,950	$695,131
Freddie Mac, Pool #G18670
3.00%	12/01/32	459,319	462,038
Freddie Mac, Pool #G18713
3.50%	11/01/33	858,637	869,473
Freddie Mac, Pool #G60038
3.50%	01/01/44	1,020,603	1,030,452
Freddie Mac, Pool #G60344
4.00%	12/01/45	531,766	543,834
Freddie Mac, Pool #G67700
3.50%	08/01/46	855,091	864,946
Freddie Mac, Pool #G67703
3.50%	04/01/47	5,131,689	5,187,623
Freddie Mac, Pool #G67706
3.50%	12/01/47	3,283,725	3,318,490
Freddie Mac, Pool #G67707
3.50%	01/01/48	6,843,442	6,936,915
Freddie Mac, Pool #G67708
3.50%	03/01/48	5,849,216	5,868,434
Freddie Mac, Pool #G67710
3.50%	03/01/48	4,636,057	4,651,290
Freddie Mac, Pool #G67711
4.00%	03/01/48	1,697,790	1,739,344
Freddie Mac, Pool #G67718
4.00%	01/01/49	1,580,607	1,609,170
Freddie Mac, Pool #Q05261
3.50%	12/01/41	1,119,829	1,141,327
Freddie Mac, Pool #Q20178
3.50%	07/01/43	2,213,814	2,254,856
Freddie Mac, Pool #QE0312
2.00%	04/01/52	5,560,989	5,002,554
Freddie Mac, Pool #SD7513
3.50%	04/01/50	589,655	592,485
Freddie Mac, Pool #SD8178
2.50%	11/01/51	5,757,765	5,378,957
Freddie Mac, Pool #SD8193
2.00%	02/01/52	8,345,704	7,509,710
Freddie Mac, Pool #SD8194
2.50%	02/01/52	7,758,267	7,240,751
Freddie Mac, Pool #SD8205
2.50%	04/01/52	2,258,893	2,108,768
Freddie Mac, Pool #SD8212
2.50%	05/01/52	8,027,823	7,482,347
Freddie Mac, Pool #ZT1703
4.00%	01/01/49	1,076,158	1,094,617
Ginnie Mae (08-27-SI) (I/O) (I/F)
4.34% (-1 mo. USD LIBOR + 6.470%)(2)	03/20/38	165,103	25,179
Ginnie Mae (08-81-S) (I/O) (I/F)
4.07% (-1 mo. USD LIBOR + 6.200%)(2)	09/20/38	643,382	93,286
Ginnie Mae (10-1-S) (I/O) (I/F)
3.62% (-1 mo. USD LIBOR + 5.750%)(2)	01/20/40	942,907	109,133
Ginnie Mae (18-124-NW)
3.50%	09/20/48	873,714	885,276
Ginnie Mae, Pool #608259
4.50%	08/15/33	18,189	18,945
Ginnie Mae, Pool #782114
5.00%	09/15/36	64,785	68,726
Ginnie Mae, Pool #MA4127
3.50%	12/20/46	1,334,021	1,343,573
Ginnie Mae II, Pool #MA6030
3.50%	07/20/49	89,335	87,686
Ginnie Mae II, Pool #MA3521
3.50%	03/20/46	989,494	997,507
Ginnie Mae II, Pool #MA3597
3.50%	04/20/46	950,917	958,617
Ginnie Mae II, Pool #MA3662
3.00%	05/20/46	425,840	420,795
Ginnie Mae II, Pool #MA3663
3.50%	05/20/46	938,187	945,198
Ginnie Mae II, Pool #MA4126
3.00%	12/20/46	2,534,513	2,503,695
Ginnie Mae II, Pool #MA4196
3.50%	01/20/47	779,899	785,483
Ginnie Mae II, Pool #MA4454
5.00%	05/20/47	326,583	341,865
Ginnie Mae II, Pool #MA4510
3.50%	06/20/47	381,601	384,835
Ginnie Mae II, Pool #MA4589
5.00%	07/20/47	782,517	822,661
Ginnie Mae II, Pool #MA4722
5.00%	09/20/47	259,399	272,382
Ginnie Mae II, Pool #MA4777
3.00%	10/20/47	305,113	301,865
Ginnie Mae II, Pool #MA4836
3.00%	11/20/47	1,190,035	1,175,193
Ginnie Mae II, Pool #MA4837
3.50%	11/20/47	2,473,325	2,489,489
Ginnie Mae II, Pool #MA4838
4.00%	11/20/47	713,117	726,993
Ginnie Mae II, Pool #MA4901
4.00%	12/20/47	1,206,184	1,229,654
Ginnie Mae II, Pool #MA5078
4.00%	03/20/48	870,373	888,141
Ginnie Mae II, Pool #MA5399
4.50%	08/20/48	1,748,104	1,799,747
Ginnie Mae II, Pool #MA5466
4.00%	09/20/48	59,262	60,230
Ginnie Mae II, Pool #MA5467
4.50%	09/20/48	106,790	109,984
Ginnie Mae II, Pool #MA6209
3.00%	10/20/49	623,899	597,596
Ginnie Mae II TBA, 30-Year
2.50%(9)	08/18/52	21,950,000	20,775,562
Uniform Mortgage-Backed Securities TBA, 30-Year
2.00%(9)	09/14/52	81,350,000	73,124,968
2.50%(9)	09/14/52	72,125,000	67,150,381
3.00%(9)	09/14/52	38,225,000	36,790,876
3.50%(9)	09/14/52	17,850,000	17,622,352
4.00%(9)	09/14/52	17,650,000	17,712,160
4.50%(9)	09/14/52	34,500,000	35,035,014

Total Residential Mortgage-Backed Securities—Agency (Cost: $482,302,172)			486,068,236

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—4.8%
Ajax Mortgage Loan Trust (19-F-A1) 2.86%(1)	07/25/59	2,300,357	2,228,324
CIM Trust (17-7-A) 3.00%(1),(8)	04/25/57	441,054	440,270
CIM Trust (21-J1-A1) 2.50%(1),(8)	03/25/51	10,114,233	8,986,259
Citigroup Mortgage Loan Trust (06-AMC1-A1) 2.55% (1 mo. USD LIBOR + 0.290%)(1),(2)	09/25/36	7,896,443	7,661,779
Citigroup Mortgage Loan Trust, Inc. (05-5-2A2) 5.75%(7)	08/25/35	198,076	146,337

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount		Value
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33		$3,482	$3,418
CSMC 2022-ATH2 (22-ATH2-A1) 4.55%(1),(8)	05/25/67		3,801,272	3,748,424
CSMC Series, Ltd. (10-3R-2A3) 4.01%(1),(8)	12/26/36		91,037	90,817
CSMC Series, Ltd. (15-5R-1A1) 1.24%(1),(8)	09/27/46		216,992	216,707
CSMC Trust (18-RPL9-A) 3.85%(1),(8)	09/25/57		2,573,118	2,525,003
Fremont Home Loan Trust (05-E-2A4) 2.92% (1 mo. USD LIBOR + 0.660%)(2)	01/25/36		5,681,256	5,518,319
GS Mortgage-Backed Securities Trust (18-RPL1-A1A) 3.75%(1)	10/25/57		2,312,601	2,270,326
GSAA Home Equity Trust (05-11-2A2) 2.90% (1 mo. USD LIBOR + 0.640%)(2)	10/25/35		1,100,101	1,068,243
IndyMac Index Mortgage Loan Trust (05-AR6-2A1) 2.74% (1 mo. USD LIBOR + 0.480%)(2)	04/25/35		486,149	427,231
JPMorgan Mortgage Trust (21-14-A3) 2.50%(1),(8)	05/25/52		5,270,168	4,675,834
JPMorgan Mortgage Trust (22-1 A3) 2.50%(1),(8)	07/25/52		9,087,193	8,051,040
Morgan Stanley Capital, Inc. (04-WMC2-M1) 3.17% (1 mo. USD LIBOR + 0.915%)(2)	07/25/34		626,430	600,725
Morgan Stanley Mortgage Loan Trust (04-3-4A) 5.65%(8)	04/25/34		89,197	88,522
New Century Home Equity Loan Trust (05-D-A1) 2.70% (1 mo. USD LIBOR + 0.44%)(2)	02/25/36		866,070	863,046
Option One Mortgage Loan Trust (05-2-M1) 2.92% (1 mo. USD LIBOR + 0.660%)(2)	05/25/35		727,144	724,134
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3) 3.08% (1 mo. USD LIBOR + 0.825%)(2)	07/25/35		10,000,000	9,608,117
RASC Series Trust (06-KS7-A4) 2.50% (1 mo. USD LIBOR + 0.240%)(2)	09/25/36		277,914	277,130
Structured Asset Investment Loan Trust (04-6-A3) 3.06% (1 mo. USD LIBOR + 0.800%)(2)	07/25/34		2,056,581	1,933,599
Structured Asset Securities Corp. (03-34A-5A4) 2.71%(8)	11/25/33		191,834	182,282
WaMu Mortgage Pass-Through Certificates (05-AR15-A1A1) 2.78% (1 mo. USD LIBOR + 0.52%)(2)	11/25/45		4,423,276	3,990,973
WaMu Mortgage Pass-Through Certificates (05-AR3-A2) 2.80%(8)	03/25/35		547,500	545,275
Wells Fargo Alternative Loan Trust (07-PA3-2A1) 6.00%(7)	07/25/37		47,316	43,860
Wells Fargo Home Equity Asset-Backed Securities Trust (05-3-M6) 3.26% (1 mo. USD LIBOR + 1.005%)(2)	11/25/35		1,529,227	1,529,314
Wells Fargo Home Equity Trust (04-2-A33) 3.26% (1 mo. USD LIBOR + 1.000%)(2)	10/25/34		2,486,195	2,408,927

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $73,335,390)				70,854,235

U.S. TREASURY SECURITIES—32.0%
U.S. Treasury Bond
2.00%	11/15/41		69,302,000	56,619,931
2.88%	05/15/52		12,084,000	11,693,158
U.S. Treasury Inflation Indexed Bond (TIPS) 0.13%	02/15/52		2,685,184	2,246,849
U.S. Treasury Note
2.38%	02/15/42		45,830,000	39,893,583
2.50%	05/31/24		15,015,000	14,902,094
2.88%	06/15/25		43,725,000	43,784,943
2.88%	05/15/32		9,190,000	9,364,849
3.00%	06/30/24		70,925,000	71,033,050
3.00%	07/31/24		73,661,000	73,829,352
3.00%	07/15/25		2,385,000	2,399,246
3.00%	07/31/27		102,510,000	102,884,213
3.25%	06/30/27		44,785,000	45,908,124

Total U.S. Treasury Securities (Cost: $478,906,254)				474,559,392

FOREIGN GOVERNMENT BONDS—0.1% (Cost: $1,690,478)
Airport Authority Hong Kong 3.25%(1)	01/12/52		1,710,000	1,417,248

U.S. GOVERNMENT AGENCY OBLIGATIONS—2.7%
Federal Home Loan Banks
1.04%	06/14/24		16,850,000	16,228,217
1.20%	12/23/24		16,820,000	16,067,978
1.61%	09/04/24		4,100,000	3,977,123
1.61%	09/04/24		4,100,000	3,976,982

				40,250,300

Total U.S. Government Agency Obligations (Cost: $41,870,000)				40,250,300

Total Fixed Income Securities (Cost: $1,726,043,290)				1,680,257,270

PURCHASED OPTIONS (10) (0.0%) (Cost: $355,094)				7,950

		Shares
MONEY MARKET INVESTMENTS—12.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.88%(11)			179,780,770	179,780,770

Total Money Market Investments (Cost: $179,780,770)				179,780,770

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—4.5%
FOREIGN GOVERNMENT BONDS—1.0% (Cost: $15,012,598)
Japan Treasury Bill 0.00%(12)	08/01/22	JPY	1,945,000,000	14,552,937

U.S. TREASURY SECURITIES—3.5% (Cost: $52,203,615)
U.S. Treasury Bill 1.45%(13)	11/10/22		52,415,000	52,048,103

Total Short Term Investments (Cost: $67,216,213)				66,601,040

Total Investments (129.9%) (Cost: $1,973,395,367)				1,926,647,030

Liabilities In Excess Of Other Assets (-29.9%)				(443,618,276)

Net Assets (100.0%)				$1,483,028,754

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
247	2-Year U.S Treasury Note Futures	09/30/22	$51,892,503	$51,983,852	$91,349
7	U.S. Ultra Long Bond Futures	09/21/22	1,088,515	1,108,187	19,672
7	5-Year U.S Treasury Note Futures	09/30/22	791,428	796,086	4,658

			$53,772,446	$53,888,125	$115,679

Short Futures
186	10-Year U.S. Treasury Note Futures	09/21/22	$(23,891,609)	$(24,412,500)	$(520,891)
13	Euro Bond Futures	09/8/22	(1,956,749)	(2,089,588)	(132,839)

			$(25,848,358)	$(26,502,088)	$(653,730)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY(14)
Goldman Sachs & Co.	EUR	746,918	08/01/22	758,555	761,595	3,040
Goldman Sachs & Co.	GBP	617,082	08/01/22	748,755	750,927	2,172

				$1,507,310	$1,512,522	$5,212

SELL(15)
Citibank N.A.	EUR	5,916,000	10/07/22	6,192,234	6,060,333	131,901
Goldman Sachs & Co.	EUR	1,535,000	10/07/22	1,562,663	1,572,449	(9,786)
Goldman Sachs & Co.	GBP	615,000	10/07/22	747,372	749,536	(2,164)
Citibank N.A.	JPY	1,945,000,000	08/01/22	14,992,330	14,552,937	439,393

				$23,494,599	$22,935,255	$559,344

PURCHASED OPTIONS—EXCHANGE TRADED
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Call
Eurodollar Futures	$98.75	9/16/22	448	$1,120,000	$2,800	$266,963	$(264,163)
Eurodollar Futures	98.38	9/16/22	206	515,000	5,150	88,131	(82,981)

					$7,950	$355,094	$(347,144)

WRITTEN OPTIONS—EXCHANGE TRADED
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
Eurodollar Futures	$99.00	9/16/22	(1,015)	$(2,537,500)	$(6,344)	$(335,388)	$329,044

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

CENTRALLY CLEARED—INTEREST RATE SWAP AGREEMENTS

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
38,150,000(16)	07/24/25	Quarterly	3-Month USD LIBOR	Semi-Annual	1.026%	$(1,219,671)	$—	$(1,219,671)
28,215,000(16)	07/24/25	Semi-Annual	3-Month USD LIBOR	Quarterly	1.034%	(897,801)	—	(897,801)
19,075,000(16)	07/24/25	Quarterly	3-Month USD LIBOR	Semi-Annual	1.073%	(592,981)	—	(592,981)
45,870,000(16)	09/28/25	Quarterly	3-Month USD LIBOR	Semi-Annual	1.390%	(1,077,119)	—	(1,077,119)
79,680,000(16)	06/10/24	Quarterly	12-Month SOFR	Semi Annual	1.9500%	(1,355,851)	—	(1,355,851)
1,595,000(16)	07/24/53	Semi-Annual	1.808%	Quarterly	3-Month USD LIBOR	279,761	—	279,761
2,355,000(16)	07/24/53	Semi-Annual	1.785%	Quarterly	3-Month USD LIBOR	423,917	—	423,917
3,190,000(16)	07/24/53	Semi-Annual	1.773%	Quarterly	3-Month USD LIBOR	582,389	—	582,389
3,915,000(16)	09/28/53	Semi-Annual	1.870%	Quarterly	3-Month USD LIBOR	626,879	—	626,879

						$(3,230,477)	$—	$(3,230,477)

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
EUR	Euro Currency.
GBP	British Pound Sterling.
JPY	Japanese Yen.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2022, the value of these securities amounted to $255,343,054 or 17.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2022.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2022, the value of these securities amounted to $6,179,147 or 0.4% of net assets.
(4)	Restricted security (Note 3).
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(10)	See options table for description of purchased options.
(11)	Rate disclosed is the 7-day net yield as of July 31, 2022.
(12)	Security is not accruing interest.
(13)	Rate shown represents yield-to-maturity.
(14)	Fund buys foreign currency, sells U.S. Dollar.
(15)	Fund sells foreign currency, buys U.S. Dollar.
(16)	This instrument has a forward starting effective date.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
U.S. Treasury Securities	35.5%
Residential Mortgage-Backed Securities—Agency	32.8
Corporate Bonds	30.5
Money Market Investments	12.1
Asset-Backed Securities	6.5
Residential Mortgage-Backed Securities—Non-Agency	4.8
Commercial Mortgage-Backed Securities—Non-Agency	2.8
U.S. Government Agency Obligations	2.7
Foreign Government Bonds	1.1
Municipal Bonds	0.6
Commercial Mortgage-Backed Securities—Agency	0.5
Purchased Options	0.0 *
Other**	(29.9)

Total	100.0%

*	Includes futures, swap agreements, written options, pending trades, interest receivable, fund share transactions and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$451,919,765	$1,136,546	$453,056,311
Municipal Bonds	—	9,168,289	—	9,168,289
Asset-Backed Securities	—	91,805,891	4,312,750	96,118,641
Commercial Mortgage-Backed Securities—Agency	—	7,625,118	—	7,625,118
Commercial Mortgage-Backed Securities—Non-Agency	—	41,139,500	—	41,139,500
Residential Mortgage-Backed Securities—Agency	—	486,068,236	—	486,068,236
Residential Mortgage-Backed Securities—Non-Agency	—	70,854,235	—	70,854,235
U.S. Treasury Securities	472,312,543	2,246,849	—	474,559,392
Foreign Government Bonds	—	1,417,248	—	1,417,248
U.S. Government Agency Obligations	—	40,250,300	—	40,250,300

Total Fixed Income Securities	472,312,543	1,202,495,431	5,449,296	1,680,257,270

Purchased Options	7,950	—	—	7,950
Money Market Investments	179,780,770	—	—	179,780,770
Short Term Investments	52,048,103	14,552,937	—	66,601,040
Total Investments	$704,149,366	$1,217,048,368	$5,449,296	$1,926,647,030

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	576,506	—	576,506
Futures Contracts
Interest Rate Risk	115,679	—	—	115,679
Swap Agreements
Interest Rate Risk	—	1,912,946	—	1,912,946

Total	$704,265,045	$1,219,537,820	$5,449,296	$1,929,252,161

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(653,730)	$—	$—	$(653,730)
Forward Currency Contracts
Foreign Currency Risk	—	(11,950)	—	(11,950)
Written Options
Interest Rate Risk	(6,344)	—	—	(6,344)
Swap Agreements
Interest Rate Risk	—	(5,143,423)	—	(5,143,423)

Total	$(660,074)	$(5,155,373)	$—	$(5,815,447)

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES—95.6% of Net Assets
Angola—1.4%
Angolan Government International Bond
8.25%(1)	05/09/28	$14,384,000	$12,168,864
8.75%(1)	04/14/32	63,335,000	52,618,718

Total Angola (Cost: $73,531,914)			64,787,582

Argentina—1.3%
Argentine Republic Government International Bond
1.50%	07/09/35	53,642,216	12,015,856
3.50%	07/09/41	81,565,456	21,720,881
3.88%	01/09/38	96,632,818	27,472,710

Total Argentina (Cost: $91,493,074)			61,209,447

Bahrain—3.2%
Bahrain Government International Bond
5.25%(1)	01/25/33	57,360,000	46,849,354
5.63%(1)	09/30/31	49,812,000	43,590,481
Oil and Gas Holding Co. BSCC (The)
7.50%(2)	10/25/27	28,425,000	28,181,767
7.63%(2)	11/07/24	31,439,000	31,808,408

Total Bahrain (Cost: $164,822,052)			150,430,010

Brazil—2.5%
Acu Petroleo Luxembourg Sarl 7.50%(1)	07/13/35	13,600,000	11,391,904
Brazil Minas SPE via State of Minas Gerais 5.33%(2)	02/15/28	7,926,000	7,864,930
Brazilian Government International Bond
5.00%	01/27/45	25,219,000	20,163,978
7.13%	01/20/37	17,375,000	18,595,679
CSN Resources S.A.
4.63%(1)	06/10/31	2,184,000	1,652,021
5.88%(1)	04/08/32	13,585,000	10,926,416
Globo Communicacoes Part
5.50%(1)	01/14/32	14,202,000	11,647,060
MC Brazil Downstream Trading Sarl 7.25%(1)	06/30/31	14,653,000	11,776,323
MV24 Capital B.V. 6.75%(1)	06/01/34	22,706,951	20,935,808

Total Brazil (Cost: $124,637,581)			114,954,119

Chile—3.9%
AES Andes S.A. 7.13%(USD 5-year Swap rate + 4.644%)(1), (3)	03/26/79	20,856,000	19,049,245
Chile Government International Bond
2.55%	01/27/32	117,280,000	103,736,202
2.55%	07/27/33	15,597,000	13,311,116
3.10%	05/07/41	30,650,000	24,328,437
3.50%	01/31/34	23,060,000	21,246,215

Total Chile (Cost: $198,890,089)			181,671,215

China—1.6%
Alibaba Group Holding, Ltd.
4.00%	12/06/37	22,750,000	20,124,650
4.50%	11/28/34	19,975,000	19,017,598
Tencent Holdings Ltd.
2.39%(2)	06/03/30	28,070,000	23,890,377
3.93%(2)	01/19/38	11,850,000	10,015,620

Total China (Cost: $72,461,474)			73,048,245

Colombia—3.3%
AI Candelaria Spain S.A.
5.75%(1)	06/15/33	21,485,000	16,166,818
Banco GNB Sudameris S.A. 7.50%(U.S. 5-year Treasury Constant Maturity Rate + 6.660%)(1), (3)	04/16/31	10,550,000	8,705,728
Colombia Government International Bond
3.13%	04/15/31	33,750,000	26,773,875
4.13%	02/22/42	62,845,000	43,061,394
Ecopetrol S.A.
4.63%	11/02/31	13,090,000	10,798,072
5.88%	05/28/45	14,330,000	10,846,019
5.88%	11/02/51	11,547,000	8,476,191
Gran Tierra Energy International Holdings, Ltd. 6.25%(2)	02/15/25	14,397,000	12,345,427
Gran Tierra Energy, Inc. 7.75%(2)	05/23/27	13,143,000	11,007,920
Millicom International Cellular S.A. 5.13%(2)	01/15/28	8,235,000	7,605,846

Total Colombia (Cost: $171,380,187)			155,787,290

Costa Rica—0.3% (Cost: $15,811,531)
Instituto Costarricense de Electricidad 6.75%(1)	10/07/31	15,954,000	14,979,849

Dominican Republic—3.1%
Dominican Republic International Bond
4.50%(1)	01/30/30	22,301,000	19,310,436
4.88%(1)	09/23/32	87,464,000	74,458,103
5.30%(1)	01/21/41	42,790,000	33,567,065
5.50%(1)	02/22/29	19,025,000	17,698,957

Total Dominican Republic (Cost: $154,020,925)			145,034,561

Ecuador—1.2%
Ecuador Government International Bond
2.50%(1)	07/31/35	37,464,289	17,150,028
5.50%(2)	07/31/30	62,173,094	37,222,215

Total Ecuador (Cost: $113,864,590)			54,372,243

Egypt—2.5%
Egypt Government International Bond
6.59%(2)	02/21/28	9,850,000	6,872,345
7.05%(1)	01/15/32	65,322,000	41,590,517
7.30%(2)	09/30/33	16,441,000	10,370,983
7.60%(2)	03/01/29	35,530,000	24,773,648
7.63%(1)	05/29/32	22,761,000	14,475,996
8.88%(2)	05/29/50	10,500,000	6,273,750
Energean PLC
6.50%(1)	04/30/27	12,275,000	10,975,077

Total Egypt (Cost: $163,072,934)			115,332,316

El Salvador—0.6%
El Salvador Government International Bond
5.88%(2)	01/30/25	2,160,000	1,004,400
6.38%(2)	01/18/27	40,314,000	14,951,174
7.12%(2)	01/20/50	21,000,000	6,950,112
8.25%(2)	04/10/32	18,820,000	6,961,519

Total El Salvador (Cost: $67,485,161)			29,867,205

Gabon—0.5% (Cost: $30,504,783)
Gabon Government International Bond 6.63%(2)	02/06/31	31,213,000	22,673,123

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount		Value

Ghana—1.1%
Ghana Government International Bond
7.88%(2)	02/11/35		$50,417,000	$22,612,024
8.13%(2)	03/26/32		30,055,000	13,675,025
8.88%(2)	05/07/42		34,490,000	15,482,561

Total Ghana (Cost: $86,823,533)				51,769,610

Guatemala—1.0%
Banco Industrial S.A. 4.88% (U.S. 5-year Treasury Constant Maturity Rate + 4.442%)(1), (3)	01/29/31		15,400,000	14,318,381
Guatemala Government Bond
3.70%(1)	10/07/33		23,470,000	19,609,185
4.65%(1)	10/07/41		16,150,000	13,277,993

Total Guatemala (Cost: $54,019,746)				47,205,559

Hungary—0.3% (Cost: $13,534,504)
Hungary Government International Bond 5.25%(1)	06/16/29		13,700,000	13,911,254

Indonesia—6.6%
Freeport Indonesia PT
4.76%(1)	04/14/27		17,872,000	17,559,240
5.32%(1)	04/14/32		14,508,000	13,637,520
6.20%(1)	04/14/52		25,600,000	23,229,440
Indonesia Asahan Aluminium Persero PT
4.75%(1)	05/15/25		39,540,000	39,945,285
5.45%(1)	05/15/30		45,856,000	44,223,526
Indonesia Government International Bond 5.25%(2)	01/17/42		9,269,000	9,539,099
Perusahaan Penerbit SBSN Indonesia III
2.55%(2)	06/09/31		21,378,000	19,165,377
3.55%(1)	06/09/51		14,130,000	11,863,548
3.80%(1)	06/23/50		31,499,000	26,751,156
4.15%(2)	03/29/27		23,050,000	23,340,430
4.40%(1)	06/06/27		22,870,000	23,413,163
4.70%(1)	06/06/32		35,355,000	36,793,948
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%(2)	07/17/49		14,000,000	11,646,600
5.25%(2)	05/15/47		7,700,000	6,714,400

Total Indonesia (Cost: $327,375,046)				307,822,732

Iraq—1.4% (Cost: $73,418,156)
Iraq International Bond 5.80%(2)	01/15/28		76,442,438	66,298,526

Israel—1.1%
Bank Leumi Le-Israel BM 5.13%(2)	07/27/27		16,075,000	16,444,725
Energean Israel Finance, Ltd. 5.88%(2)	03/30/31		38,642,700	33,167,029

Total Israel (Cost: $55,689,640)				49,611,754

Ivory Coast—0.4%
Ivory Coast Government International Bond
4.88%(1)	01/30/32	EUR	10,295,000	7,860,163
6.88%(1)	10/17/40	EUR	15,332,000	11,451,964

Total Ivory Coast (Cost: $27,274,406)				19,312,127

Jordan—0.5% (Cost: $24,548,359)
Jordan Government International Bond 7.75%(1)	01/15/28		$25,060,000	24,806,268

Kazakhstan—1.8%
KazMunayGas National Co. JSC
3.50%(1)	04/14/33		76,045,000	58,212,448
5.38%(2)	04/24/30		22,665,000	20,871,399
Tengizchevroil Finance Co. International Ltd. 4.00%(2)	08/15/26		5,645,000	4,798,250

Total Kazakhstan (Cost: $104,886,607)				83,882,097

Mexico—8.4%
America Movil SAB de CV 5.38%(1)	04/04/32		21,400,000	20,331,391
Banco Mercantil del Norte S.A.
5.88% (U.S. 5-year Treasury Constant Maturity Rate + 4.643%)(1), (3), (4)	12/31/99		6,750,000	5,619,375
7.50% (U.S. 10-year Treasury Constant Maturity Rate + 5.470%)(1), (3), (4)	12/31/99		32,094,000	28,968,044
BBVA Bancomer S.A. 5.13% (U.S. 5-year Treasury Constant Maturity Rate + 2.650%)(2), (3)	01/18/33		11,061,000	9,593,980
Braskem Idesa SAPI 6.99%(1)	02/20/32		14,581,000	12,425,928
Cemex SAB de CV 5.13% (U.S. 5-year Treasury Constant Maturity Rate + 4.534%)(1), (3), (4)	12/31/99		16,700,000	13,981,908
Comision Federal de Electricidad
4.69%(1)	05/15/29		22,115,000	20,481,254
6.26%(2)	02/15/52		15,910,000	13,583,958
Electricidad Firme de Mexico Holdings SA de CV 4.90%(1)	11/20/26		16,248,000	12,818,535
Mexico Government International Bond
4.28%	08/14/41		51,156,000	42,597,601
4.50%	04/22/29		32,262,000	32,265,828
5.00%	04/27/51		21,750,000	19,109,008
Petroleos Mexicanos
6.50%	06/02/41		39,755,000	27,172,542
6.63%	06/15/35		62,978,000	46,090,449
7.69%	01/23/50		67,613,000	49,466,009
United Mexican States 3.50%	02/12/34		45,653,000	39,791,155

Total Mexico (Cost: $420,963,363)				394,296,965

Mozambique—0.2% (Cost: $9,422,510)
Mozambique International Bond 5.00%(2)	09/15/31		13,605,000	9,425,544

Nigeria—2.0%
Nigeria Government International Bond
6.13%(1)	09/28/28		50,582,000	36,355,813
7.38%(2)	09/28/33		39,555,000	26,348,772
7.70%(1)	02/23/38		46,970,000	31,037,776

Total Nigeria (Cost: $125,938,392)				93,742,361

Oman—4.1%
Oman Government International Bond
4.75%(2)	06/15/26		28,168,000	27,639,850
6.00%(2)	08/01/29		37,710,000	37,762,794
6.25%(1)	01/25/31		47,329,000	47,333,733
6.50%(2)	03/08/47		26,275,000	22,924,937
OQ SAOC
5.13%(2)	05/06/28		58,164,000	55,110,390

Total Oman (Cost: $193,335,355)				190,771,704

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount		Value

Pakistan—0.8%
Pakistan Government International Bond
6.00%(1)	04/08/26		$37,215,000	$19,644,570
6.88%(2)	12/05/27		36,093,000	18,668,202

Total Pakistan (Cost: $68,315,376)				38,312,772

Panama—4.0%
Panama Government International Bond
2.25%	09/29/32		85,746,000	68,768,292
3.16%	01/23/30		55,704,000	50,573,662
3.87%	07/23/60		43,825,000	32,228,905
4.50%	01/19/63		22,869,000	18,194,576
Republic of Panama 6.70%	01/26/36		16,150,000	17,905,505

Total Panama (Cost: $214,865,175)				187,670,940

Paraguay—0.9% (Cost: $47,450,920)
Paraguay Government International Bond 5.60%(2)	03/13/48		48,382,000	41,545,140

Peru—3.5%
Peruvian Government International Bond
2.78%	01/23/31		58,335,000	51,528,331
3.00%	01/15/34		92,016,000	79,179,768
3.30%	03/11/41		41,185,000	33,492,616

Total Peru (Cost: $179,721,442)				164,200,715

Philippines—3.3%
Philippine Government International Bond
1.95%	01/06/32		51,615,000	44,195,344
3.20%	07/06/46		59,855,000	48,557,368
3.56%	09/29/32		43,655,000	42,836,469
6.38%	10/23/34		13,800,000	16,205,340

Total Philippines (Cost: $163,717,561)				151,794,521

Qatar—6.6%
Qatar Energy
1.38%(2)	09/12/26		42,856,000	39,688,942
2.25%(1)	07/12/31		117,775,000	105,008,190
3.13%(1)	07/12/41		87,035,000	73,733,615
Qatar Government International Bond 3.75%(1)	04/16/30		89,844,000	92,227,112

Total Qatar (Cost: $338,415,423)				310,657,859

Romania—1.0%
Romanian Government International Bond
3.00%(1)	02/27/27		45,882,000	42,151,794
3.00%(1)	02/14/31		7,166,000	5,925,565

Total Romania (Cost: $50,777,689)				48,077,359

Saudi Arabia—5.9%
SA Global Sukuk Ltd. 2.69%(2)	06/17/31		23,029,000	21,045,973
Saudi Arabian Oil Co.
2.25%(2)	11/24/30		45,220,000	40,094,313
3.50%(2)	04/16/29		57,345,000	56,278,383
4.25%(2)	04/16/39		37,525,000	36,459,290
Saudi Government International Bond
3.25%(2)	10/26/26		25,855,000	25,869,737
3.45%(2)	02/02/61		32,350,000	26,028,486
3.63%(2)	03/04/28		41,585,000	42,156,794
4.63%(2)	10/04/47		15,037,000	14,796,408
5.00%(2)	04/17/49		13,525,000	13,907,758

Total Saudi Arabia (Cost: $273,484,409)				276,637,142

Senegal—0.3% (Cost: $22,068,276)
Senegal Government International Bond 5.38%(1)	06/08/37	EUR	$ 19,235,000	14,047,784

South Africa—4.3%
Eskom Holdings SOC, Ltd.
4.31%(2)	07/23/27		$21,160,000	18,909,105
6.35%(2)	08/10/28		49,522,000	47,298,462
6.75%(2)	08/06/23		20,478,000	20,344,893
7.13%(2)	02/11/25		26,245,000	24,520,703
Republic of South Africa Government International Bond
4.85%	09/30/29		24,700,000	22,742,871
5.88%	04/20/32		43,890,000	40,782,588
7.30%	04/20/52		28,100,000	24,763,125

Total South Africa (Cost: $210,673,564)				199,361,747

Sri Lanka—0.3%
Sri Lanka Government International Bond
6.20%(2), (5)	05/11/27		14,675,000	4,547,836
6.75%(2), (5)	04/18/28		36,568,000	11,222,514

Total Sri Lanka (Cost: $36,927,349)				15,770,350

Thailand—0.6%
GC Treasury Centre Co. 5.20%(1)	03/30/52		24,125,000	21,348,213
Krung Thai Bank PCL 4.40% (U.S. 5-year Treasury Constant Maturity Rate + 3.530%)(2),(3), (4)	12/31/99		6,526,000	5,547,100

Total Thailand (Cost: $30,137,328)				26,895,313

Turkey—1.3%
Turkey Government International Bond
4.88%	10/09/26		14,585,000	12,045,752
5.88%	06/26/31		64,283,000	47,254,433

Total Turkey (Cost: $57,556,668)				59,300,185

Ukraine—0.6%
NPC Ukrenergo 6.88%(1)	11/09/26		30,065,000	5,516,928
Ukraine Government International Bond
7.25%(2)	03/15/33		21,228,000	4,277,442
7.38%(2)	09/25/32		14,545,000	2,972,998
7.75%(2)	09/01/27		69,805,000	14,826,582

Total Ukraine (Cost: $134,705,268)				27,593,950

United Arab Emirates—4.5%
Abu Dhabi Government International Bond 3.13%(2)	09/30/49		35,420,000	29,696,128
DP World Salaam 6.00% (U.S. 5-year Treasury Constant Maturity Rate + 5.750%)(2),(3), (4)	12/31/99		27,808,000	27,912,280
Galaxy Pipeline Assets Bidco, Ltd.
2.63%(1)	03/31/36		90,041,000	76,162,369
2.94%(1)	09/30/40		30,573,910	25,768,915
UAE International Government Bond 2.88%(1)	10/19/41		61,397,000	52,119,913

Total United Arab Emirate (Cost: $228,242,790)				211,659,605

Uruguay—2.9%
Uruguay Government International Bond
4.38%	10/27/27		25,680,000	26,809,920

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
4.38%	01/23/31	$65,116,534	$68,412,871
4.98%	04/20/55	37,884,527	39,801,484

Total Uruguay (Cost: $135,628,997)			135,024,275

Venezuela—0.3%
Venezuela Government International Bond
8.25%(2),(5),(6)	10/13/24	60,057,200	5,255,005
9.25%(5),(6)	09/15/27	60,955,000	5,485,950
9.25%(2),(5),(6)	05/07/28	49,048,000	4,414,320

Total Venezuela (Cost: $55,533,009)			15,155,275

Zambia—0.2% (Cost: $9,868,921)
Zambia Government International Bond 5.38%(2)	09/20/22	13,597,000	7,444,358

Total Fixed Income Securities (Cost: $5,217,296,077)			4,468,152,996

		Shares

MONEY MARKET INVESTMENTS (4.6% )
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.88%(7)		214,359,347	214,359,347

Total Money Market Investments (Cost: $214,359,347)			214,359,347

Total Investments (100.2%) (Cost: $5,431,655,424)			4,682,512,343
Liabilities In Excess Of Other Assets (-0.2%)			(7,803,100)

Total Net Assets (100.0%)			$4,674,709,243

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(8)
Goldman Sachs & Co.	EUR	32,861,395	10/03/22	$34,811,948	$33,653,179	$1,158,769

CREDIT DEFAULT SWAPS — SELL PROTECTION

Notional Amount	Expiration Date	Counterparty	Reference Entity	Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium (Received)	Value(10)

OTC Swaps
$ 54,510,000(9)	6/20/27	Morgan Stanley	Brazilian Government International Bond 4.25 01/07/2025	1.0%	Quarterly	$642,799	$(4,684,154)	$(4,041,355)

Notes to the Schedule of Investments:

EUR	Euro Currency.
USD	U.S. Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2022, the value of these securities amounted to $1,675,557,975 or 35.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2022, the value of these securities amounted to $1,342,648,386 or 28.7% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2022.
(4)	Perpetual maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Rate disclosed is the 7-day net yield as of July 31, 2022.
(8)	Fund sells foreign currency, buys U.S. Dollar.
(9)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
(10)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Banks	1.9%
Building Materials	0.3
Chemicals	0.7
Commercial Services	0.6
Electric	4.6
Foreign Government Bonds	61.2
Internet	1.6
Iron & Steel	0.3
Media	0.2
Mining	3.0
Oil & Gas	17.2
Pipelines	2.8
Regional (State & Province)	0.2
Telecommunications	0.6
Transportation	0.4
Money Market Investments	4.6

Total	100.2%

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$89,197,333	$—	$89,197,333
Building Materials	—	13,981,908	—	13,981,908
Chemicals	—	33,774,141	—	33,774,141
Commercial Services	—	27,912,280	—	27,912,280
Electric	—	215,863,932	—	215,863,932
Foreign Government Bonds	—	2,846,758,967	15,155,275	2,861,914,242
Internet	—	73,048,245	—	73,048,245
Iron & Steel	—	12,578,437	—	12,578,437
Media	—	11,647,060	—	11,647,060
Mining	—	138,595,011	—	138,595,011
Oil & Gas	—	803,412,426	—	803,412,426
Pipelines	—	129,490,006	—	129,490,006
Regional (State & Province)	—	7,864,930	—	7,864,930
Telecommunications	—	27,937,237	—	27,937,237
Transportation	—	20,935,808	—	20,935,808

Total Fixed Income Securities	—	4,452,997,721	15,155,275	4,468,152,996

Money Market Investments	214,359,347	—	—	214,359,347
Total Investments	$214,359,347	$4,452,997,721	$15,155,275	$4,682,512,343

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,158,769	—	1,158,769

Total	$214,359,347	$4,454,156,490	$15,155,275	$4,683,671,112

Liability Derivatives
Swap Agreements
Credit Risk	$—	$(4,041,355)	$—	$(4,041,355)

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—90.7% of Net Assets
Brazil—8.4%
Brazil Notas do Tesouro Nacional, Series F
10.00%	01/01/25	BRL	34,243,000	$6,215,982
10.00%	01/01/27	BRL	11,000,000	1,930,228
10.00%	01/01/29	BRL	15,217,000	2,578,198
10.00%	01/01/31	BRL	12,502,000	2,033,466

Total Brazil (Cost: $14,000,757)				12,757,874

Chile—2.2%
Bonos de la Tesoreria de la Republica
1.50%	03/01/26	CLP	985,809,170	1,089,745
2.00%	03/01/35	CLP	116,960,410	130,146
Bonos de la Tesoreria de la Republica en pesos
2.50%	03/01/25	CLP	120,000,000	118,079
4.70%(1)	09/01/30	CLP	705,000,000	692,335
5.00%(1)	10/01/28	CLP	510,000,000	515,582
5.00%	03/01/35	CLP	295,000,000	284,518
5.80%(1)	06/01/24	CLP	430,000,000	451,684

Total Chile (Cost: $4,010,321)				3,282,089

China—8.6%
Agricultural Development Bank of China 2.25%	04/22/25	CNY	20,570,000	3,034,619
China Development Bank 4.88%	02/09/28	CNY	7,450,000	1,219,278
China Government Bond
2.85%	06/04/27	CNY	12,070,000	1,816,869
3.27%	11/19/30	CNY	33,690,000	5,186,348
3.28%	12/03/27	CNY	11,870,000	1,826,274

Total China (Cost: $13,310,048)				13,083,388

Colombia—4.1%
Colombian TES 5.75%	11/03/27	COP	4,750,000,000	853,730
Colombian TES (Treasury) Bond, Series B
6.00%	04/28/28	COP	6,146,000,000	1,075,193
7.00%	06/30/32	COP	12,551,900,000	2,030,420
7.50%	08/26/26	COP	7,502,800,000	1,532,581
7.75%	09/18/30	COP	4,473,700,000	799,900

Total Colombia (Cost: $8,360,368)				6,291,824

Czech Republic—2.2%
Czech Republic Government Bond
0.95%(1)	05/15/30	CZK	19,490,000	630,994
1.00%(1)	06/26/26	CZK	24,630,000	873,092
1.25%	02/14/25	CZK	14,220,000	526,753
1.75%	06/23/32	CZK	24,700,000	830,303
2.40%(1)	09/17/25	CZK	12,100,000	458,399

Total Czech Republic (Cost: $4,156,830)				3,319,541

Hungary—1.1%
Hungary Government Bond
1.00%	11/26/25	HUF	166,480,000	315,171
2.75%	12/22/26	HUF	183,000,000	347,801
3.00%	10/27/27	HUF	76,840,000	144,450
3.00%	10/27/38	HUF	108,420,000	154,046
3.25%	10/22/31	HUF	435,450,000	760,950

Total Hungary (Cost: $3,244,261)				1,722,418

Indonesia—11.9%
Indonesia Treasury Bond
6.13%	05/15/28	IDR	21,800,000,000	1,426,388
6.38%	04/15/32	IDR	8,677,000,000	555,749
6.50%	06/15/25	IDR	24,183,000,000	1,650,379
6.50%	02/15/31	IDR	24,209,000,000	1,582,378
7.00%	09/15/30	IDR	30,959,000,000	2,076,805
7.50%	08/15/32	IDR	28,026,000,000	1,922,566
7.50%	06/15/35	IDR	33,870,000,000	2,320,492
8.38%	03/15/24	IDR	13,051,000,000	922,347
8.38%	09/15/26	IDR	21,483,000,000	1,551,570
8.38%	03/15/34	IDR	15,833,000,000	1,149,647
9.00%	03/15/29	IDR	38,822,000,000	2,911,813

Total Indonesia (Cost: $18,119,778)				18,070,134

Malaysia—10.1%
Malaysia Government Bond
3.48%	03/15/23	MYR	1,166,000	263,153
3.58%	07/15/32	MYR	12,548,000	2,745,307
3.73%	06/15/28	MYR	8,517,000	1,901,278
3.76%	05/22/40	MYR	3,750,000	774,202
3.89%	08/15/29	MYR	13,647,000	3,066,400
3.90%	11/16/27	MYR	9,010,000	2,040,688
3.90%	11/30/26	MYR	4,400,000	996,068
3.96%	09/15/25	MYR	6,482,000	1,472,487
4.18%	07/15/24	MYR	5,630,000	1,284,508
Malaysia Government Investment Issue 3.47%	10/15/30	MYR	3,583,000	773,881

Total Malaysia (Cost: $15,973,438)				15,317,972

Mexico—11.5%
Mexico Government Bond (BONOS)
7.50%	06/03/27	MXN	58,902,900	2,757,317
5.75%	03/05/26	MXN	54,219,300	2,420,802
7.75%	05/29/31	MXN	75,583,800	3,519,702
8.50%	05/31/29	MXN	65,361,000	3,181,937
8.50%	11/18/38	MXN	48,784,800	2,342,889
10.00%	12/05/24	MXN	52,500,000	2,623,646
10.00%	11/20/36	MXN	12,300,000	673,583

Total Mexico (Cost: $18,411,990)				17,519,876

Peru—2.4%
Peru Government Bond 5.35%	08/12/40	PEN	3,885,000	717,324
Peruvian Government International Bond
5.94%	02/12/29	PEN	946,000	214,659
6.15%	08/12/32	PEN	4,567,000	1,001,546
6.35%(1)	08/12/28	PEN	2,110,000	494,425
6.90%	08/12/37	PEN	3,200,000	715,157
6.95%(1)	08/12/31	PEN	2,136,000	502,104

Total Peru (Cost: $4,598,162)				3,645,215

Poland—6.8%
Republic of Poland Government Bond
0.75%	04/25/25	PLN	12,888,000	2,408,692
1.25%	10/25/30	PLN	3,407,000	534,579

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount		Value
2.50%	07/25/26	PLN	7,096,000	$1,338,903
2.50%	07/25/27	PLN	13,659,000	2,519,794
2.50%	04/25/24	PLN	9,688,000	1,953,124
2.75%	10/25/29	PLN	4,301,000	775,726
4.00%	10/25/23	PLN	4,289,000	897,417

Total Poland (Cost: $12,458,158)				10,428,235

Romania—3.1%
Romania Government Bond
3.25%	04/29/24	RON	4,165,000	796,198
3.25%	06/24/26	RON	5,400,000	941,792
4.15%	01/26/28	RON	2,720,000	467,069
4.25%	06/28/23	RON	485,000	97,119
4.75%	02/24/25	RON	2,275,000	435,015
5.85%	04/26/23	RON	6,340,000	1,290,587
6.70%	02/25/32	RON	4,035,000	759,993

Total Romania (Cost: $5,747,260)				4,787,773

South Africa—9.9%
South Africa Government Bond
6.25%	03/31/36	ZAR	62,402,550	2,492,072
7.00%	02/28/31	ZAR	39,997,901	1,915,731
8.00%	01/31/30	ZAR	85,423,250	4,513,565
8.25%	03/31/32	ZAR	28,053,704	1,432,037
8.50%	01/31/37	ZAR	42,311,852	2,049,634
8.88%	02/28/35	ZAR	30,852,065	1,580,802
10.50%	12/21/26	ZAR	18,000,000	1,140,923

Total South Africa (Cost: $17,829,552)				15,124,764

Thailand—8.4%
Thailand Government Bond
0.75%	06/17/24	THB	53,328,000	1,423,289
1.00%	06/17/27	THB	129,255,000	3,313,320
1.59%	12/17/35	THB	23,500,000	539,794
1.60%	12/17/29	THB	51,440,000	1,316,347
2.00%	12/17/31	THB	83,473,000	2,175,198
2.13%	12/17/26	THB	1,100,000	29,783
2.88%	12/17/28	THB	114,966,000	3,209,351
3.30%	06/17/38	THB	31,910,000	869,448

Total Thailand (Cost: $15,308,294)				12,876,530

Total Fixed Income Securities (Cost: $155,529,217)				138,227,633

		Shares
MONEY MARKET INVESTMENTS—6.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class 1.88%(2)			9,579,236	9,579,236

Total Money Market Investments (Cost: $9,579,236)				9,579,236

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—2.2%
FOREIGN GOVERNMENT BONDS (2.2% )
Brazil —2.2%
Brazil Letras do Tesouro Nacional Bills 0.00%(3)	01/01/23	BRL	18,541,000	3,376,619

Total Brazil (Cost: $3,352,635)				3,376,619

Total Short Term Investments (Cost: $3,352,635)				3,376,619

Total Investments (99.2%) (Cost: $168,461,088)				151,183,488
Excess Of Other Assets Over Liabilities (0.8%)				1,286,687

Total Net Assets (100.0%)				$152,470,175

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

FORWARD CURRENCY CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY(4)
Bank of America	CNH	8,982,542	08/22/22	$1,327,600	$1,330,725	$3,125
Bank of America	COP	2,656,133,760	11/01/22	599,200	607,174	7,974
BNP Paribas S.A.	CZK	17,908,012	09/09/22	741,100	738,165	(2,935)
BNP Paribas S.A.	EUR	2,336,750	09/13/22	2,502,521	2,389,637	(112,884)
BNP Paribas S.A.	HUF	278,835,918	01/04/23	671,085	678,279	7,194
Citibank N.A.	HUF	259,214,594	01/04/23	624,824	630,549	5,725
Goldman Sachs & Co.	PLN	4,206,181	09/27/22	927,800	898,056	(29,744)
JP Morgan Chase Bank	CZK	57,933,626	09/09/22	2,435,464	2,388,015	(47,449)
JP Morgan Chase Bank	HUF	196,554,506	01/04/23	474,769	478,126	3,357
JP Morgan Chase Bank	RON	4,406,525	08/22/22	921,000	908,654	(12,346)
JP Morgan Chase Bank	THB	88,655,431	10/17/22	2,456,510	2,421,078	(35,432)
Morgan Stanley & Co.	CNH	11,739,432	08/22/22	1,745,900	1,739,146	(6,754)

				$15,427,773	$15,207,604	$(220,169)

SELL(5)
Barclays Capital	RON	1,105,916	08/22/22	$228,712	$228,047	$665
BNP Paribas S.A.	CNH	1,312,076	08/22/22	194,300	194,378	(78)
BNP Paribas S.A.	EUR	2,336,750	09/13/22	2,522,246	2,389,637	132,609
BNP Paribas S.A.	RON	1,173,141	08/22/22	250,000	241,909	8,091
JP Morgan Chase Bank	CNH	5,024,894	08/22/22	741,100	744,417	(3,317)
JP Morgan Chase Bank	CZK	31,844,400	09/09/22	1,338,000	1,312,621	25,379
JP Morgan Chase Bank	RON	2,127,468	08/22/22	439,923	438,698	1,225
Morgan Stanley & Co.	PLN	4,206,181	09/27/22	887,848	898,055	(10,207)
Standard Chartered Bank	CNH	1,055,952	08/22/22	157,900	156,435	1,465
State Street Bank & Trust Co.	CNY	1,096,742	08/22/22	164,100	162,879	1,221

				$6,924,129	$6,767,076	$157,053

Notes to the Schedule of Investments:
BRL	Brazilian Real.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EUR	Euro Currency.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
THB	Thai Baht.
ZAR	South African Rand.
(1)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2022, the value of these securities amounted to $4,618,615 or 3.0% of net assets.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2022.
(3)	Security is not accruing interest.
(4)	Fund buys foreign currency, sells U.S. Dollar.
(5)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Banks	2.8%
Foreign Government Bonds	87.9
Short Term Investments	2.2
Money Market Investments	6.3

Total	99.2%

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$4,253,897	$—	$4,253,897
Foreign Government Bonds	—	133,973,736	—	133,973,736

Total Fixed Income Securities	—	138,227,633	—	138,227,633

Money Market Investments	9,579,236	—	—	9,579,236
Short-Term Investments	—	3,376,619	—	3,376,619

Total Investments	9,579,236	141,604,252	—	151,183,488

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	198,030	—	198,030

Total	$9,579,236	$141,802,282	$—	$151,381,518

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(261,146)	$—	$(261,146)

Total	$—	$(261,146)	$—	$(261,146)

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES—68.3%
ASSET-BACKED SECURITIES—15.7%
Aimco CLO, Ltd. (20-11A-AR) 3.87% (3 mo. USD LIBOR + 1.130%)(1),(2)	10/17/34	$5,000	$4,841
Americredit Automobile Receivables Trust (19-1-D) 3.62%	03/18/25	355,000	352,063
AmeriCredit Automobile Receivables Trust (20-1-C) 1.59%	10/20/25	350,000	341,160
Ammc CLO 19, Ltd. (16-19A-AR) 3.65% (3 mo. USD LIBOR + 1.140%)(1),(2)	10/16/28	189,469	188,398
Barings CLO, Ltd. (13-IA-AR) 3.51% (3 mo. USD LIBOR + 0.08%)(1),(2)	01/20/28	50,794	50,162
Brazos Higher Education Authority, Inc. (11-1-A2) 2.32% (3 mo. USD LIBOR + 0.800%)(2)	02/25/30	7,669	7,668
CF Hippolyta Issuer LLC (20-1-A1) 1.69%(1)	07/15/60	184,101	168,520
CF Hippolyta Issuer LLC (21-1A-A1) 1.53%(1)	03/15/61	279,707	250,904
Chase Issuance Trust (12-A7-A7) 2.16%	09/16/24	10,000	9,997
Drive Auto Receivables Trust (21-1-D) 1.45%	01/16/29	427,000	403,918
Drive Auto Receivables Trust (21-2-C) 0.87%	10/15/27	300,000	288,198
Dryden 30 Senior Loan Fund (13-30A-AR) 2.23% (3 mo. USD LIBOR + 0.820%)(1),(2)	11/15/28	69,247	68,412
Educational Services of America, Inc. (12-2-A) 2.99% (1 mo. USD LIBOR + 0.730%)(1),(2)	04/25/39	2,635	2,596
Exeter Automobile Receivables Trust (21-1A-D) 1.08%	11/16/26	340,000	322,522
Exeter Automobile Receivables Trust (21-4A-C) 1.46%	10/15/27	515,000	487,974
Flagship Credit Auto Trust (19-4-D) 3.12%(1)	01/15/26	430,000	418,507
Global SC Finance II SRL (14-1A-A2) 3.09%(1)	07/17/29	17,607	17,214
LCM XXI LP (21A-AR) 3.59% (3 mo. USD LIBOR + 0.880%)(1),(2)	04/20/28	220,369	218,832
Madison Park Funding, Ltd. (18-30A-A) 3.26% (3 mo. USD LIBOR + 0.750%)(1),(2)	04/15/29	72,194	71,023
Magnetite XVI, Ltd. (15-16A-AR) 3.54% (3 mo. USD LIBOR + 0.800%)(1),(2)	01/18/28	46,282	45,761
Magnetite XVIII, Ltd. (16-18A-AR2) 2.29% (3 mo. USD LIBOR + 0.880%)(1),(2)	11/15/28	54,229	53,481
Navient Private Education Refi Loan Trust (20-BA-A2) 2.12%(1)	01/15/69	20,651	19,434
Navient Private Education Refi Loan Trust (21-BA-A) 0.94%(1)	07/15/69	22,349	20,444
Navient Private Education Refi Loan Trust (21-CA-A) 1.06%(1)	10/15/69	118,068	108,288
Navient Student Loan Trust (16-6A-A2) 3.01% (1 mo. USD LIBOR + 0.750%)(1),(2)	03/25/66	39,393	39,236
Nelnet Student Loan Trust (12-5A-A) 2.86% (1 mo. USD LIBOR + 0.600%)(1),(2)	10/27/36	2,241	2,193
NYACK Park CLO, Ltd. (21-1A-X) 3.36% (3 mo. USD LIBOR + 0.650%)(1),(2)	10/20/34	3,750	3,682
Octagon Investment Partners XIV, Ltd. (12-1A-AARR) 3.46% (3 mo. USD LIBOR + 0.950%)(1),(2)	07/15/29	110,000	108,513
Palmer Square Loan Funding, Ltd. (20-1A-A1) 2.28% (3 mo. USD LIBOR + 0.800%)(1),(2)	02/20/28	95,890	94,869
Palmer Square Loan Funding, Ltd. (21-2A-A1) 2.28% (3 mo. USD LIBOR + 0.800%)(1),(2)	05/20/29	102,744	101,023
PFS Financing Corp. (22-B-A) 2.02% (SOFR30A + 0.600%)(1),(2)	02/15/26	145,000	144,999
Progress Residential Trust (19-SFR3-A) 2.27%(1)	09/17/36	9,917	9,618
Progress Residential Trust (21-SFR1-C) 1.56%(1)	04/17/38	252,000	225,512
ReadyCap Commercial Mortgage Trust (18-4-A) 3.39%(1)	02/27/51	5,772	5,594
ReadyCap Commercial Mortgage Trust (19-6-A) 2.83%(1)	10/25/52	38,487	37,119
Santander Drive Auto Receivables Trust (19-2-D) 3.22%	07/15/25	337,695	336,018
Santander Drive Auto Receivables Trust (20-4-C) 1.01%	01/15/26	400,000	394,719
Santander Drive Auto Receivables Trust (21-1-D) 1.13%	11/16/26	330,000	315,336
Santander Drive Auto Receivables Trust (21-2-B) 0.59%	09/15/25	150,000	148,155
SLC Student Loan Trust (08-1-A4A) 3.43% (3 mo. USD LIBOR + 1.600%)(2)	12/15/32	119,830	120,368
SLM Student Loan Trust (05-4-A3) 2.90% (3 mo. USD LIBOR + 0.120%)(2)	01/25/27	2,458	2,446
SLM Student Loan Trust (05-7-A4) 2.93% (3 mo. USD LIBOR + 0.150%)(2)	10/25/29	8,931	8,845
SLM Student Loan Trust (08-3-A3) 3.78% (3 mo. USD LIBOR + 1.000%)(2)	10/25/21	7,232	7,014
SLM Student Loan Trust (08-3-B) 3.98% (3 mo. USD LIBOR + 1.200%)(2)	04/26/83	10,000	9,277
SLM Student Loan Trust (13-4-A) 2.81% (1 mo. USD LIBOR + 0.550%)(2)	06/25/43	6,791	6,567

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
SLM Student Loan Trust (13-6-A3) 2.91% (1 mo. USD LIBOR + 0.650%)(2)	06/26/28	$7,770	$7,523
SoFi Professional Loan Program LLC (17-A-A1) 2.96% (1 mo. USD LIBOR + 0.700%)(1),(2)	03/26/40	17,038	17,002
SoFi Professional Loan Program LLC (17-F-A2FX) 2.84%(1)	01/25/41	164,254	161,063
Sofi Professional Loan Program LLC (19-A-A2FX) 3.69%(1)	06/15/48	161,343	159,662
SoFi Professional Loan Program Trust (21-B-AFX) 1.14%(1)	02/15/47	204,015	183,154
Stack Infrastructure Issuer LLC (20-1A-A2) 1.89%(1)	08/25/45	200,000	183,847
Tricon American Homes Trust (17-SFR2-B) 3.28%(1)	01/17/36	5,000	4,948
United States Small Business Administration (09-20G-1) 4.30%	07/01/29	47,303	47,156
United States Small Business Administration (10-20E-1) 4.11%	05/01/30	26,992	26,819
VOYA CLO (17-2A-A1R) 3.49% (3 mo. USD LIBOR + 0.980%)(1),(2)	06/07/30	340,000	335,487

Total Asset-Backed Securities (Cost: $7,217,674)			7,168,081

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—2.4%
Fannie Mae Pool #AM1671 2.10%	12/01/27	23,345	22,726
Freddie Mac Multifamily Structured Pass-Through Certificates 2.31% (1 mo. USD LIBOR + 0.520%)(2)	07/25/29	55,170	55,075
Freddie Mac Multifamily Structured Pass-Through Certificates (K721-X3) (I/O) 1.37%(3)	11/25/42	1,869,067	2,073
Freddie Mac Multifamily Structured Pass-Through Certificates (KF57-A) 2.33% (1 mo. USD LIBOR + 0.540%)(2)	12/25/28	86,027	85,335
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ27-A1) 2.09%	07/25/24	7,528	7,444
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ30-A1) 0.53%	01/25/25	54,305	52,470
Freddie Mac Multifamily Structured Pass-Through Certificates (Q004-AFL) 1.38% (12 mo. Monthly Treasury Average Index + 0.740%)(2)	05/25/44	82,628	82,678
Freddie Mac Multifamily Structured Pass-Through Certificates (Q008-A) 2.18% (1 mo. USD LIBOR + 0.390%)(2)	10/25/45	70,807	70,453
Freddie Mac Multifamily Structured Pass-Through Certificates (Q013-APT1) 1.25%(3)	05/25/50	77,581	74,702
Freddie Mac Multifamily Structured Pass-Through Certificates (KC01-X1) (I/O) 0.44%(3)	12/25/22	198,854	333
Freddie Mac Multifamily Structured Pass-Through Certificates (K024-X1) (I/O) 0.76%(3)	09/25/22	202,250	136
Freddie Mac Multifamily Structured Pass-Through Certificates (K026-X1) (I/O) 0.90%(3)	11/25/22	4,963,092	9,362
Freddie Mac Multifamily Structured Pass-Through Certificates (K033-X1) (I/O) 0.28%(3)	07/25/23	15,734,104	34,594
Freddie Mac Multifamily Structured Pass-Through Certificates (K726-X1) (I/O) 0.91%(3)	04/25/24	10,009,029	108,881
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ31-A1) 0.57%	05/25/26	33,704	32,249
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ32-A1) 0.52%	06/25/25	31,366	29,988
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.63%(3)	09/25/25	484,752	11,084
Freddie Mac Multifamily Structured Pass-Through Certificates (Q004-A2H) 2.80%(3)	01/25/46	96,000	95,626
Fremf Mortgage Trust (12-K23-X2A) 0.13%(1)	10/25/45	23,112,401	25
Ginnie Mae (14-157-C) 3.15%(3)	10/16/54	78,677	78,066
Ginnie Mae, Pool #776870 4.90%	12/15/52	39,235	39,397
Ginnie Mae, Pool #767414 5.55%	02/15/26	11,671	11,838
Ginnie Mae, Pool #669551 5.75%	10/15/32	36,928	37,463
Ginnie Mae, Pool #589256 6.00%	12/15/32	25,973	26,391
Ginnie Mae, Pool #625835 6.00%	11/15/34	26,001	26,472
Ginnie Mae, Pool #669522 6.00%	07/15/43	26,329	26,739
Ginnie Mae, Pool #749547 6.00%	04/15/53	53,021	53,494
Ginnie Mae (12-123-IO) (I/O) 0.64%(3)	12/16/51	89,262	1,232
Ginnie Mae (13-1-IO) (I/O) 0.58%(3)	02/16/54	42,359	562

Total Commercial Mortgage-Backed Securities—Agency (Cost: $1,100,753)			1,076,888

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—6.3%
AREIT 2019-CRE3 Trust (19-CRE3-A) 3.34% (SOFR + 1.384%)(1),(2)	09/14/36	63,428	62,512
BANK (18-BN14-A2) 4.13%	09/15/60	2,137	2,125
BB-UBS Trust (12-SHOW-XA) (I/O) 0.60% (1),(3)	11/05/36	6,396,000	81,431
BBCMS Trust (18-BXH-A) 3.00% (1 mo. USD LIBOR + 1.000%)(1),(2)	10/15/37	8,346	8,095
Benchmark Mortgage Trust (18-B6-A2) 4.20%	10/10/51	6,673	6,650
BSPRT Issuer, Ltd. (19-FL5-A) 3.15% (1 mo. USD LIBOR + 1.150%)(1), (2)	05/15/29	47,707	47,435

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
BX Commercial Mortgage Trust (20-VKNG-A) 2.93% (1 mo. USD LIBOR + 0.930%)(1),(2)	10/15/37	$223,511	$217,323
BX Commercial Mortgage Trust (21-CIP-A) 2.92% (1 mo. USD LIBOR + 0.921%)(1),(2)	12/15/38	110,000	106,729
BX Commercial Mortgage Trust (21-VOLT-A) 2.70% (1 mo. USD LIBOR + 0.700%)(1),(2)	09/15/36	100,000	96,326
BX Trust (21-MFM1-A) 2.70% (1 mo. USD LIBOR + 0.700%)(1),(2)	01/15/34	20,000	19,370
BXHPP Trust (21-FILM-A) 2.65% (1 mo. USD LIBOR + 0.650%)(1),(2)	08/15/36	100,000	94,495
BXMT, Ltd. (20-FL3-A) 2.93% (SOFR30A + 1.514%)(1),(2)	11/15/37	100,000	99,071
Citigroup Commercial Mortgage Trust (13-GC11-AAB) 2.69%	04/10/46	881	879
Citigroup Commercial Mortgage Trust (14-GC21-XA) (I/O) 1.14%(3)	05/10/47	5,210,083	83,350
Citigroup Commercial Mortgage Trust (15-GC27-XA) (I/O) 1.32%(3)	02/10/48	1,966,786	50,443
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.65%(3)	10/15/45	455,937	47
COMM Mortgage Trust (13-CR11-XA) (I/O) 0.90%(3)	08/10/50	528,796	4,267
COMM Mortgage Trust (13-LC6-XB) (I/O) 0.36%(1),(3)	01/10/46	100,000	80
COMM Mortgage Trust (14-CR14-A2) 3.15%	02/10/47	49,645	49,497
COMM Mortgage Trust (14-CR17-XA) (I/O) 0.95%(3)	05/10/47	4,229,049	53,228
COMM Mortgage Trust (15-LC23-A2) 3.22%	10/10/48	1,379	1,366
COMM Mortgage Trust (15-PC1-A4) 3.62%	07/10/50	64,076	63,381
DBGS Mortgage Trust (18-BIOD-A) 2.68% (1 mo. USD LIBOR + 0.803%)(1),(2)	05/15/35	137,064	134,970
FS Rialto (19-FL1-A) 3.36% (1 mo. USD LIBOR + 1.200%)(1), (2)	12/16/36	78,176	76,433
Greystone CRE Note, Ltd. (19-FL2-A) 3.18% (1 mo. USD LIBOR + 1.180%)(1),(2)	09/15/37	100,000	98,970
GS Mortgage Securities Trust (11-GC5-XA) (I/O) 0.09%(1),(3)	08/10/44	192,813	1
GS Mortgage Securities Trust (13-G1-A1) 2.06%(1)	04/10/31	6,087	6,045
GS Mortgage Securities Trust (13-GC13-AAB) 3.72%(3)	07/10/46	1,450	1,449
GS Mortgage Securities Trust (14-GC18-AAB) 3.65%	01/10/47	147,930	146,680
Houston Galleria Mall Trust (15-HGLR A1A1) 3.09%(1)	03/05/37	250,000	239,835
JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O) 0.71%(3)	01/15/47	119,956	904
JPMBB Commercial Mortgage Securities Trust (14-C19-A3) 3.67%	04/15/47	1,679	1,625
JPMBB Commercial Mortgage Securities Trust (14-C21-ASB) 3.43%	08/15/47	13,091	12,995
JPMorgan Chase Commercial Mortgage Securities Trust (13-LC11-XA) (I/O) 1.21%(3)	04/15/46	7,535,093	37,572
LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O) 0.43%(1),(3),(4)	09/15/39	289,760	42
M360 LLC (19-CRE2-A) 3.47% (SOFR + 1.514%)(1),(2)	09/15/34	7,160	7,105
MF1, Ltd. (20-FL4-A) 3.77% (SOFR + 1.814)(1),(2)	11/15/35	96,253	95,273
Morgan Stanley Bank of America Merrill Lynch Trust (13-C10-A3) 3.96%(3)	07/15/46	60,776	60,238
Morgan Stanley Bank of America Merrill Lynch Trust (13-C10-A4) 4.07%(3)	07/15/46	44,588	44,398
Morgan Stanley Bank of America Merrill Lynch Trust (13-C11-AAB) (TAC) 3.85%	08/15/46	59,533	59,392
Morgan Stanley Bank of America Merrill Lynch Trust (14-C15-XA) (I/O) 0.90%(3)	04/15/47	886,076	8,033
Morgan Stanley Capital I Trust (15-MS1-ASB) 3.46%	05/15/48	5,865	5,830
MSBAM Commercial Mortgage Securities Trust (12-CKSV-A1) 2.12%(1)	10/15/30	35,235	35,076
SREIT Trust (21-MFP2-A) 2.82% (1 mo. USD LIBOR + 0.822%)(1),(2)	11/15/36	100,000	96,502
STWD Trust (21-FLWR-A) 2.58% (1 mo. USD LIBOR + 0.577%)(1),(2)	07/15/36	110,000	105,466
TRTX Issuer, Ltd. (19-FL3-A) 3.22% (SOFR + 1.26%)(1),(2)	10/15/34	54,989	54,802
UBS-Barclays Commercial Mortgage Trust (13-C5-A4) 3.18%	03/10/46	113,912	113,503
Wells Fargo Commercial Mortgage Trust (17-SMP-A) 2.87% (1 mo. USD LIBOR + 0.875%)(1),(2)	12/15/34	100,000	98,928
Wells Fargo Commercial Mortgage Trust (20-C55-A1) 1.86%	02/15/53	113,678	110,323
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.79%(1),(3)	11/15/45	36,080	4
WFRBS Commercial Mortgage Trust (13-C11-XA) (I/O) 1.11%(1),(3)	03/15/45	7,289,703	12,931
WFRBS Commercial Mortgage Trust (13-C14-XA) (I/O) 0.65%(3)	06/15/46	893,031	2,570
WFRBS Commercial Mortgage Trust (14-C20-A4) 3.72%	05/15/47	4,698	4,615
WFRBS Commercial Mortgage Trust (14-C20-XA) (I/O) 0.90%(3)	05/15/47	981,827	11,519
WFRBS Commercial Mortgage Trust (14-C21-XA) (I/O) 1.01% (3)	08/15/47	3,793,809	58,393

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $2,948,367)			2,890,522

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—1.6%
Fannie Mae (02-41-F) 2.81% (1 mo. USD LIBOR + 0.550%)(2)	07/25/32	$15,287	$15,341
Fannie Mae (05-W3-2AF) 2.48% (1 mo. USD LIBOR + 0.220%)(2)	03/25/45	6,132	6,117
Fannie Mae (11-110-FE) (PAC) 2.66% (1 mo. USD LIBOR + 0.400%)(2)	04/25/41	11,860	11,861
Fannie Mae (11-84-F) (PAC) 2.61% (1 mo. USD LIBOR + 0.350%)(2)	01/25/40	8,446	8,449
Fannie Mae (18-94-KD) (PAC) 3.50%	12/25/48	48,420	48,399
Fannie Mae (13-130-BF) 2.51% (1 mo. USD LIBOR + 0.250%)(2)	07/25/43	116,226	115,763
Freddie Mac (3016-GF) 2.35% (1 mo. USD LIBOR + 0.350%)(2)	08/15/25	59,235	59,213
Freddie Mac (2631-DF) 2.40% ((1mo. USD LIBOR + 0.400))(2)	06/15/33	272,623	272,993
Freddie Mac (3320 FC) 2.17% (1 mo. USD LIBOR + 0.170%)(2)	05/15/37	93,470	93,126
Ginnie Mae (02-72-FB) (PAC) 2.53% (1 mo. USD LIBOR + 0.400%)(2)	10/20/32	19,868	19,924
Ginnie Mae (02-72-FC) (PAC) 2.53% (1 mo. USD LIBOR + 0.400%)(2)	10/20/32	19,383	19,438
Ginnie Mae II, Pool #MA6081 3.50%	08/20/49	53,786	52,793

Total Residential Mortgage-backed Securities—Agency (Cost: $724,103)			723,417

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—8.6%
Alternative Loan Trust (05-56-4A1) 2.88% (1 mo. USD LIBOR + 0.620%)(2)	11/25/35	22,942	20,775
American Home Mortgage Investment Trust (04-3-4A) 2.88% (6 mo. USD LIBOR + 1.500%)(2)	10/25/34	77,544	77,544
Angel Oak Mortgage Trust (22-2-A1) 3.35%(1),(3)	01/25/67	186,027	180,000
Asset Backed Securities Corp. Home Equity Loan Trust (05-HE6-M4) 3.22% (1 mo. USD LIBOR + 0.960%)(2)	07/25/35	15,471	15,443
Bear Stearns Asset Backed Securities (04-AC1-A2) 2.76% (1 mo. USD LIBOR + 0.500%)(2)	03/25/34	51,889	50,884
Bear Stearns Asset-Backed Securities Trust 2.40% (1mo. USD LIBOR + 0.14%)(2)	11/25/36	118,207	114,856
BNC Mortgage Loan Trust (06-2-A4) 2.58% (1 mo. USD LIBOR + 0.320%)(2)	11/25/36	42,685	41,518
Centex Home Equity Loan Trust (05-A-M1) 2.98% (1 mo. USD LIBOR + 0.720%)(2)	01/25/35	53,220	52,673
Centex Home Equity Loan Trust (05-B-M3) 2.95% (1 mo. USD LIBOR + 0.690%)(2)	03/25/35	54,563	53,263
Centex Home Equity Loan Trust (05-D-M5) 3.22% (1 mo. USD LIBOR + 0.960%)(2)	10/25/35	300,000	296,330
CHL Mortgage Pass-Through Trust (04-25-1A1) 2.92% (1 mo. USD LIBOR + 0.660%)(2)	02/25/35	99,534	92,863
Citigroup Mortgage Loan Trust (04-OPT1-M3) 3.20% (1 mo. USD LIBOR + 0.945%)(2)	10/25/34	84,331	82,241
Citigroup Mortgage Loan Trust, Inc. (06-WFH3-M2) 2.71% (1 mo. USD LIBOR + 0.450%)(2)	10/25/36	26,830	27,017
COLT 2021-2 Mortgage Loan Trust (21-2-A1) 0.92%(1),(3)	08/25/66	562,094	493,496
CWABS Asset-Backed Certificates Trust (04-7-MV4) 3.91% (1 mo. USD LIBOR + 1.650%)(2)	12/25/34	89,027	88,012
DSLA Mortgage Loan Trust (05-AR1-2A1A) 2.62% (1 mo. USD LIBOR + 0.500%)(2)	02/19/45	92,285	89,742
Encore Credit Receivables Trust (05-3-M4) 3.16% (1 mo. USD LIBOR + 0.900%)(2)	10/25/35	21,519	21,388
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 3.26% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	4,822	4,717
GSAMP Trust 2.84% (1mo. USD LIBOR + 0.58%)(2)	02/25/36	24,789	24,780
GSAMP Trust (06-HE3-A2C) 2.58% (1 mo. USD LIBOR + 0.320%)(2)	05/25/46	11,816	11,806
Impac CMB Trust (04-6-1A1) 3.06% (1 mo. USD LIBOR + 0.800%)(2)	10/25/34	63,604	61,672
Impac CMB Trust (05-5-A1) 2.90% (1 mo. USD LIBOR + 0.320%)(2)	08/25/35	138,848	131,589
JP Morgan Alternative Loan Trust (07-S1-A1) 2.82% (1 mo. USD LIBOR + 0.560%)(2)	04/25/47	69,340	63,410
JPMorgan Mortgage Acquisition Trust (06-ACC1-M1) 2.66% (1 mo. USD LIBOR + 0.405%)(2)	05/25/36	71,460	72,439
JPMorgan Mortgage Trust (05-A5-TA1) 3.33%(3)	08/25/35	574	548
JPMorgan Mortgage Trust (05-A6-7A1) 3.11%(3),(5)	08/25/35	6,513	5,699
MASTR Adjustable Rate Mortgages Trust 2.58% (1mo. USD LIBOR + 0.32%)(2)	01/25/47	137,440	135,456
MASTR Adjustable Rate Mortgages Trust (04-13-3A1) 3.43%(3)	11/21/34	12,316	11,805
MASTR Seasoned Securitization Trust (05-1-4A1) 2.75%(3)	10/25/32	9,665	9,356

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc. (05-HE1-M1) 2.93% (1 mo. USD LIBOR + 0.675%)(2)	12/25/34	$39,386	$38,390
Morgan Stanley Mortgage Loan Trust (07-6XS-1A2S) 5.50%	02/25/47	157	157
MortgageIT Trust (05-3-A1) 2.86% (1 mo. USD LIBOR + 0.600%)(2)	08/25/35	3,175	3,052
MortgageIT Trust (05-3-A2) 2.96% (1 mo. USD LIBOR + 0.700%)(2)	08/25/35	15,875	15,254
MortgageIT Trust (05-5-A1) 2.78% (1 mo. USD LIBOR + 0.520%)(2)	12/25/35	14,272	13,735
Nationstar Home Equity Loan Trust (07-A-M1) 2.53% (1 mo. USD LIBOR + 0.270%)(2)	03/25/37	415,000	400,890
Nationstar Home Equity Loan Trust (07-B-2AV4) 2.58% (1 mo. USD LIBOR + 0.320%)(2)	04/25/37	58,889	57,980
Nationstar Home Equity Loan Trust (07-C-1AV1) 2.43% (1 mo. USD LIBOR + 0.175%)(2)	06/25/37	45,978	44,840
Nomura Home Equity Loan, Inc. Home Equity Loan Trust (06-HE1-M1) 2.87% (1 mo. USD LIBOR + 0.615%)(2)	02/25/36	41,582	41,657
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 2.80% (1 mo. USD LIBOR + 0.540%)(2)	03/25/37	158,861	153,981
Park Place Securities, Inc. (05-WHQ2-M3) 2.98% (1 mo. USD LIBOR + 0.720%)(2)	05/25/35	57,408	56,564
Park Place Securities, Inc. (05-WHQ3-M4) 3.20% (1 mo. USD LIBOR + 0.945%)(2)	06/25/35	78,035	77,956
RASC Trust (05-AHL2-M1) 2.89% (1 mo. USD LIBOR + 0.630%)(2)	10/25/35	24,639	24,578
Securitized Asset Backed Receivables LLC Trust (06-CB5-A3) 2.54% (1 mo. USD LIBOR + 0.280%)(2)	06/25/36	72,231	49,682
Structured Adjustable Rate Mortgage Loan Trust (05-17-3A1) 3.46% (3)	08/25/35	12,234	11,337
Structured Asset Investment Loan Trust (05-HE2-M2) 3.01% (1 mo. USD LIBOR + 0.750%)(2)	07/25/35	135,539	131,466
Structured Asset Securities Corp. (07-BC1-A4) 2.39% (1 mo. USD LIBOR + 0.130%)(2)	02/25/37	77,341	76,957
Towd Point Mortgage Trust (17-1-A1) 2.75%(1),(3)	10/25/56	26,703	26,465
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1) 2.84% (1 mo. USD LIBOR + 0.580%)(2)	10/25/45	50,436	48,217
WaMu Mortgage Pass-Through Certificates (05-AR2-2A1B) 3.00% (1 mo. USD LIBOR + 0.740%)(2)	01/25/45	67,054	65,139
WaMu Mortgage Pass-Through Certificates (05-AR8-2A1A) 2.84% (1 mo. USD LIBOR + 0.580%)(2),(5)	07/25/45	210,865	193,808
WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A) 1.71% (12 mo. Monthly Treasury Average Index + 1.070%)(2)	01/25/46	54,069	50,053
Wells Fargo Home Equity Asset-Backed Securities Trust (07-2-A3) 2.49% (1 mo. USD LIBOR + 0.230%)(2)	04/25/37	44,548	43,320

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $3,953,648)			3,956,800

CORPORATE BONDS—33.5%
Aerospace & Defense—0.3%
BAE Systems Holdings, Inc. 3.85%(1)	12/15/25	85,000	84,104
Boeing Co. (The) 1.43%	02/04/24	45,000	43,324

			127,428

Agriculture—0.7%
BAT Capital Corp. 3.56%	08/15/27	220,000	205,627
Imperial Brands Finance PLC 3.13%(1)	07/26/24	120,000	116,297

			321,924

Airlines—0.0%
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	5,103	5,027

Auto Manufacturers—0.2%
Ford Motor Credit Co. LLC 4.25%	09/20/22	55,000	55,155
Mercedes-Benz Finance North America LLC 1.75% (1)	03/10/23	15,000	14,844

			69,999

Banks—13.2%
ABN AMRO Bank NV 2.47% (U.S. 1-year Treasury Constant Maturity Rate + 1.100%)(1),(2)	12/13/29	75,000	65,222
Bank of America Corp. 0.98% (SOFR + 0.690%)(2)	04/22/25	180,000	170,770
1.32% (SOFR + 1.150%)(2)	06/19/26	135,000	124,527
1.73% (SOFR + 0.960%)(2)	07/22/27	540,000	490,104
3.00% (3.004% until 12/20/22 then 3 mo. USD LIBOR + 0.790%)(2)	12/20/23	100,000	99,748
3.46% (3 mo. USD LIBOR + 0.970%)(2)	03/15/25	10,000	9,883
4.38% (U.S. 5-year Treasury Constant Maturity Rate + 2.760%)(2),(6)	12/31/99	10,000	9,041
Citigroup, Inc. 3.07% (SOFR + 1.280%)(2)	02/24/28	320,000	304,080
3.11% (SOFR + 2.842%)(2)	04/08/26	50,000	48,631
3.67% (3 mo. USD LIBOR + 1.390%)(2)	07/24/28	110,000	106,290

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Credit Suisse Group AG 1.31% (SOFR + 0.980%)(1),(2)	02/02/27	$80,000	$69,072
3.09% (SOFR + 1.730%)(1),(2)	05/14/32	260,000	209,167
Discover Bank 4.20%	08/08/23	10,000	10,052
DNB Bank ASA 1.13% (U.S. 1-year Treasury Constant Maturity Rate + 0.850%)(1),(2)	09/16/26	150,000	136,212
Goldman Sachs Group, Inc. (The) 1.43% (SOFR + 0.798%)(2)	03/09/27	5,000	4,521
2.38% (SOFR + 1.248%)(2)	07/21/32	5,000	4,222
2.64% (SOFR + 1.114%)(2)	02/24/28	370,000	344,785
3.27% (3 mo. USD LIBOR + 1.201%)(2)	09/29/25	60,000	58,784
HSBC Holdings PLC (United Kingdom) 0.98% (SOFR + 0.708%)(2)	05/24/25	250,000	234,175
2.21% (SOFR + 1.285%)(2)	08/17/29	75,000	64,031
2.80% (SOFR + 1.187%)(2)	05/24/32	110,000	92,437
ING Groep NV 3.87% (SOFR + 1.640%)(2)	03/28/26	100,000	98,644
JPMorgan Chase & Co. 0.70% (SOFR + 0.580%)(2)	03/16/24	50,000	49,089
1.95% (SOFR + 1.065%)(2)	02/04/32	35,000	29,108
2.55% (SOFR + 1.180%)(2)	11/08/32	25,000	21,520
2.58% (SOFR + 1.250%)(2)	04/22/32	10,000	8,691
2.95% (SOFR + 1.170%)(2)	02/24/28	605,000	572,977
4.02% (3 mo. USD LIBOR + 1.000%)(2)	12/05/24	65,000	65,106
Lloyds Banking Group PLC (United Kingdom) 2.91% (3 mo. USD LIBOR +0.810%)(2)	11/07/23	245,000	244,115
Macquarie Group, Ltd. (Australia) 1.20% (SOFR + 0.694%)(1),(2)	10/14/25	140,000	130,639
1.34% (SOFR + 1.069%)(1),(2)	01/12/27	100,000	89,129
2.87% (SOFR + 1.532%)(1),(2)	01/14/33	5,000	4,186
3.19% (3 mo. USD LIBOR + 1.023%)(1),(2)	11/28/23	20,000	19,954
Morgan Stanley 0.79% (SOFR + 0.509%)(2)	01/22/25	5,000	4,756
1.51% (SOFR + 0.858%)(2)	07/20/27	55,000	49,673
2.48% (SOFR + 1.000%)(2)	01/21/28	525,000	489,205
2.72% (SOFR + 1.152%)(2)	07/22/25	190,000	185,203
NatWest Group PLC 4.52% (3 mo. USD LIBOR + 1.550%)(2)	06/25/24	75,000	74,864
NatWest Group PLC (United Kingdom) 4.27% (3 mo. USD LIBOR + 1.762%)(2)	03/22/25	135,000	133,855
Santander UK Group Holdings PLC (United Kingdom) 1.53% (U.S. 1-year Treasury Constant Maturity Rate + 1.250%)(2)	08/21/26	130,000	117,617
3.37% (3 mo. USD LIBOR + 1.080%)(2)	01/05/24	105,000	104,550
4.80% (3 mo. USD LIBOR +1.570%)(2)	11/15/24	45,000	45,068
UBS Group AG 4.49% (U.S. 1-year Treasury Constant Maturity Rate + 1.550%)(1),(2)	05/12/26	150,000	150,998
Wells Fargo & Co. 2.19% (SOFR + 2.000%)(2)	04/30/26	100,000	94,950
2.39% (SOFR + 2.100%)(2)	06/02/28	275,000	252,326
3.53% (SOFR + 1.510%)(2)	03/24/28	365,000	353,269

			6,045,246

Beverages—0.1%
Bacardi, Ltd. 4.45%(1)	05/15/25	40,000	39,975

Chemicals—0.2%
International Flavors & Fragrances, Inc. 1.23%(1)	10/01/25	125,000	114,849

Commercial Services—0.2%
Global Payments, Inc. 1.50%	11/15/24	75,000	70,786

Cosmetics/Personal Care—0.3%
GSK Consumer Healthcare Capital UK PLC 3.13%(1)	03/24/25	150,000	147,853

Diversified Financial Services—1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 2.45%	10/29/26	155,000	138,494
3.15%	02/15/24	50,000	48,675
Air Lease Corp. 2.88%	01/15/26	30,000	28,129
3.25%	03/01/25	95,000	92,003
American Express Co. 2.55%	03/04/27	100,000	95,499
Avolon Holdings Funding, Ltd. 2.53%(1)	11/18/27	25,000	20,725
Capital One Financial Co. 2.64% (SOFR + 1.290%)(2)	03/03/26	40,000	38,111
Capital One Financial Corp. 3.27% (SOFR + 1.790%)(2)	03/01/30	40,000	36,488
Cboe Global Markets, Inc. 3.00%	03/16/32	65,000	60,380

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Charles Schwab Corp. (The) 2.90%	03/03/32	$120,000	$111,245
Intercontinental Exchange, Inc. 1.85%	09/15/32	15,000	12,393
Park Aerospace Holdings, Ltd. 4.50%(1)	03/15/23	147,000	145,702

			827,844

Electric—3.0%
Alliant Energy Finance LLC 1.40%(1)	03/15/26	225,000	201,919
American Electric Power 2.03%	03/15/24	130,000	126,625
Dominion Energy, Inc. 2.75%	09/15/22	75,000	74,905
3.30%	03/15/25	125,000	123,814
Duke Energy Corp. 2.55%	06/15/31	5,000	4,388
2.65%	09/01/26	175,000	167,873
Eversource Energy 2.90%	03/01/27	50,000	48,136
Exelon Corp. 3.40%	04/15/26	125,000	124,046
Jersey Central Power & Light Co. 4.30%(1)	01/15/26	125,000	125,457
4.70%(1)	04/01/24	100,000	100,400
Nextera Energy Capital Co. 2.94%	03/21/24	25,000	24,787
NextEra Energy Capital Holdings, Inc. 1.77% (3 mo. USD LIBOR + 0.270%)(2)	02/22/23	55,000	54,848
1.90%	06/15/28	85,000	76,462
4.20%	06/20/24	100,000	101,508

			1,355,168

Entertainment—0.5%
Magallanes, Inc. 3.76%(1)	03/15/27	200,000	192,342
4.28%(1)	03/15/32	10,000	9,338
5.05%(1)	03/15/42	45,000	40,012

			241,692

Food—0.8%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 3.00%(1)	05/15/32	95,000	76,534
5.13%(1)	02/01/28	75,000	74,885
Kraft Heinz Foods Co. 3.88%	05/15/27	50,000	49,714
5.00%	07/15/35	85,000	86,835
Smithfield Foods, Inc. 4.25%(1)	02/01/27	95,000	92,459

			380,427

Gas—0.4%
Southern Co. Gas Capital Corp. 3.25%	06/15/26	175,000	170,721

Health Care-Products—0.3%
PerkinElmer, Inc. 0.85%	09/15/24	125,000	117,327

Health Care-Services—1.4%
Centene Corp. 3.00%	10/15/30	28,000	25,026
CommonSpirit Health 2.76%	10/01/24	5,000	4,885
Fresenius Medical Care US Finance III, Inc. 1.88%(1)	12/01/26	135,000	118,886
HCA, Inc. 3.13%(1)	03/15/27	135,000	127,206
5.00%	03/15/24	10,000	10,146
5.25%	06/15/26	100,000	101,815
5.38%	09/01/26	75,000	76,556
Premier Health Partners 2.91%	11/15/26	125,000	119,205
Universal Health Services, Inc. 1.65%(1)	09/01/26	85,000	74,481

			658,206

Insurance—1.6%
Aon Corp. / Aon Global Holdings PLC 3.90%	02/28/52	10,000	8,702
Athene Global Funding 2.20% (SOFR + 0.700%)(1),(2)	05/24/24	95,000	92,749
2.51%(1)	03/08/24	20,000	19,404
3.21%(1)	03/08/27	70,000	64,979
Berkshire Hathaway Finance Corp. 2.50%	01/15/51	10,000	7,207
Equitable Financial Life Global Funding 0.80%(1)	08/12/24	5,000	4,693
Metropolitan Life Global Funding I 3.45%(1)	12/18/26	331,000	325,331
Nationwide Mutual Insurance Co. 4.12% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24	70,000	70,001
Willis North America, Inc. 2.95%	09/15/29	20,000	17,794
3.60%	05/15/24	40,000	39,818
4.65%	06/15/27	95,000	95,750

			746,428

Internet—0.2%
Netflix, Inc. 5.88%	02/15/25	95,000	98,850

Lodging—0.2%
Hyatt Hotels Corp. 1.30%	10/01/23	85,000	82,253

Media—0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.43% (3 mo. USD LIBOR + 1.650%)(2)	02/01/24	94,000	94,324
4.50%	02/01/24	50,000	50,352
Cox Communications, Inc. 3.15%(1)	08/15/24	100,000	98,078

			242,754

Miscellaneous Manufacturers—0.0%
General Electric Co. 1.89% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36	10,000	8,133

Packaging & Containers—0.7%
Amcor Flexibles North America, Inc. 4.00%	05/17/25	210,000	209,389
Berry Global, Inc. 4.88%(1)	07/15/26	130,000	127,830

			337,219

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Pharmaceuticals—1.2%
AbbVie, Inc. 3.80%	03/15/25	$105,000	$105,370
Bayer US Finance II LLC 2.85%(1)	04/15/25	50,000	48,274
3.88%(1)	12/15/23	3,000	3,002
4.25%(1)	12/15/25	75,000	74,932
4.38%(1)	12/15/28	145,000	144,547
Cigna Corp. 4.13%	11/15/25	80,000	81,266
CVS Health Corp. 2.75%	12/01/22	5,000	4,997
2.88%	06/01/26	100,000	98,049

			560,437

Pipelines—0.8%
Energy Transfer LP 4.05%	03/15/25	50,000	49,675
4.95%	06/15/28	170,000	171,546
Plains All American Pipeline LP / PAA Finance Corp. 4.50%	12/15/26	102,000	101,858
4.65%	10/15/25	50,000	50,119

			373,198

REIT—1.4%
American Assets Trust LP 3.38%	02/01/31	10,000	8,773
American Campus Communities Operating Partnership LP 3.75%	04/15/23	45,000	45,056
Camden Property Trust 2.95%	12/15/22	5,000	5,000
CubeSmart LP 2.25%	12/15/28	10,000	8,701
GLP Capital LP / GLP Financing II, Inc. 3.35%	09/01/24	100,000	96,520
5.25%	06/01/25	65,000	65,000
5.38%	11/01/23	60,000	59,886
Hudson Pacific Properties LP 3.95%	11/01/27	30,000	29,063
Piedmont Operating Partnership LP 3.40%	06/01/23	75,000	74,525
SL Green Operating Partnership LP 3.25%	10/15/22	5,000	5,001
Ventas Realty LP 2.65%	01/15/25	5,000	4,828
VICI Properties LP / VICI Note Co., Inc. 5.75%(1)	02/01/27	150,000	150,117
Weyerhaeuser Co. 3.38%	03/09/33	90,000	82,067

			634,537

Retail—0.3%
Alimentation Couche-Tard, Inc. 3.55%(1)	07/26/27	55,000	52,154
Dollar Tree, Inc. 4.00%	05/15/25	80,000	80,552

			132,706

Savings & Loans—0.5%
Nationwide Building Society 3.77% (3 mo. USD LIBOR + 1.064%)(1),(2)	03/08/24	215,000	214,337
4.36% (3 mo. USD LIBOR + 1.392%)(1),(2)	08/01/24	5,000	4,989
TIAA FSB Holdings, Inc. 5.75%	07/02/25	10,000	10,253

			229,579

Software—0.6%
Fidelity National Information Services, Inc. 4.50%	07/15/25	100,000	101,665
Oracle Corp. 2.80%	04/01/27	170,000	160,232

			261,897

Telecommunications—2.0%
AT&T, Inc. 2.90% (3 mo. USD LIBOR + 1.180%)(2)	06/12/24	210,000	209,469
Level 3 Financing, Inc. 3.40%(1)	03/01/27	100,000	90,610
3.88%(1)	11/15/29	45,000	39,913
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%(1)	03/20/25	137,500	138,243
5.15%(1)	09/20/29	65,000	65,820
T-Mobile USA, Inc. 3.75%	04/15/27	250,000	246,460
Verizon Communications, Inc. 1.45%	03/20/26	50,000	46,822
Vodafone Group PLC 4.13%	05/30/25	65,000	65,784

			903,121

Transportation—0.1%
Canadian Pacific Railway Co. 1.35%	12/02/24	35,000	33,257

Total Corporate Bonds (Cost: $15,590,344)			15,338,841

MUNICIPAL BONDS—0.2%
City of Baltimore MD, General Obligation Unlimited 5.00%	10/15/25	5,000	5,138
County of Miami-Dade FL Aviation Revenue 2.32%	10/01/22	5,000	4,995
Los Angeles Unified School District 5.75%	07/01/34	15,000	17,050
Massachusetts School Building Authority 2.50%	02/15/37	20,000	16,394
New York State Urban Development Corp, Revenue Bond 2.54%	03/15/34	15,000	12,864
Regents of the University of California Medical Center Pooled Revenue 3.26%	05/15/60	5,000	3,845
State of California 2.50%	10/01/22	10,000	9,997

Total Municipal Bonds (Cost: $78,429)			70,283

Total Fixed Income Securities (Cost: $31,613,318)			31,224,832

Money Market Investments—18.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.88% (7),(8)		8,494,480	8,494,480

Total Money Market Investments (Cost: $8,494,480)			8,494,480

Total Investments (86.9%) (Cost: $40,107,798)			39,719,312

Excess Of Other Assets Over Liabilities (13.1%)			6,008,246

Net Assets (100.0%)			$45,727,558

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2022

Total Return Swaps(8)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid	Value

OTC Swaps
$3,602,815	8/23/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(9)	Monthly	$2,755,905	$—	$2,755,905
635,791	8/23/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(9)	Monthly	491,676	—	491,676
93,000	8/23/22	Credit Suisse International	Credit Suisse Custom 24 Total Return Index(9)	3-Month U.S. Treasury Bills plus 0.2%	Monthly	(3,103)	—	(3,103)
66,000	8/23/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(9)	Monthly	1,458	—	1,458
38,000	8/23/22	Credit Suisse International	Credit Suisse Custom 24 Total Return Index(9)	3-Month U.S. Treasury Bills plus 0.2%	Monthly	(2,046)	—	(2,046)
25,000	8/23/22	Credit Suisse International	Credit Suisse Custom 24 Total Return Index(9)	3-Month U.S. Treasury Bills plus 0.2%	Monthly	(969)	—	(969)
7,000	8/23/22	Credit Suisse International	Credit Suisse Custom 24 Total Return Index(9)	3-Month U.S. Treasury Bills plus 0.2%	Monthly	(383)	—	(383)
5,000	8/23/22	Credit Suisse International	Credit Suisse Custom 24 Total Return Index(9)	3-Month U.S. Treasury Bills plus 0.2%	Monthly	(202)	—	(202)

						$3,242,336	—	$3,242,336

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2022, the value of these securities amounted to $10,742,424 or 23.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2022.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Restricted security (Note 3).
(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(6)	Perpetual maturity.
(7)	Rate disclosed is the 7-day net yield as of July 31, 2022.
(8)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(9)	Custom Index has exposure to the following commodities as shown on the next eight pages.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	July 31, 2022

Components of Total Return Swap

Description(1)	Notional Amount	Weight%	Unrealized Appreciation (Depreciation)
Natural Gas	$560,598	15.56%	$947,203
Gold	466,204	12.94%	167,439
WTI Crude Oil	302,997	8.41%	165,831
Brent Crude Oil	269,130	7.47%	196,221
Soybeans	191,309	5.31%	176,978
Corn	179,060	4.97%	45,479
Copper High Grade	138,708	3.85%	139,755
Silver	135,826	3.77%	115,340
Gasoil	123,937	3.44%	14,544
Live Cattle	115,650	3.21%	23,220
Aluminium Primary	113,128	3.14%	77,838
Soybean Meal	112,048	3.11%	77,276
Soybean Oil	110,246	3.06%	134,468
SRW Wheat	98,357	2.73%	40,029
Nickel Primary	97,997	2.72%	188,074
Heating Oil	90,431	2.51%	(15,682)
Zinc High Grade	90,070	2.50%	119,120
Sugar#11	83,946	2.33%	(87,622)
RBOB Gasoline	81,063	2.25%	28,896
Coffee ‘C’ Arabica	78,902	2.19%	70,734
Lean Hogs	64,130	1.78%	32,713
HRW Wheat	59,446	1.65%	26,827
Cotton	39,632	1.10%	35,219
United States Treasury Bill	—	—	36,005

	$3,602,815	100.00%	$2,755,905

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	July 31, 2022

Components of Total Return Swap

Description(1)	Notional Amount	Weight%	Unrealized Appreciation (Depreciation)
Natural Gas	$98,929	15.56%	$164,012
Gold	82,271	12.94%	29,596
WTI Crude Oil	53,470	8.41%	35,785
Brent Crude Oil	47,494	7.47%	35,763
Soybeans	33,761	5.31%	31,206
Corn	31,599	4.97%	8,916
Copper High Grade	24,478	3.85%	25,332
Silver	23,969	3.77%	20,314
Gasoil	21,871	3.44%	6,135
Live Cattle	20,409	3.21%	2,779
Aluminium Primary	19,964	3.14%	13,189
Soybean Meal	19,773	3.11%	13,289
Soybean Oil	19,455	3.06%	23,733
SRW Wheat	17,357	2.73%	7,401
Nickel Primary	17,294	2.72%	33,112
Heating Oil	15,958	2.51%	(674)
Zinc High Grade	15,895	2.50%	19,010
Sugar#11	14,814	2.33%	(15,609)
RBOB Gasoline	14,305	2.25%	6,317
Coffee ‘C’ Arabica	13,924	2.19%	10,514
Lean Hogs	11,317	1.78%	4,322
HRW Wheat	10,491	1.65%	4,487
Cotton	6,993	1.10%	6,389
United States Treasury Bill	—	—	6,358

	$635,791	100.00%	$491,676

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	July 31, 2022

Components of Total Return Swap

Description(1)	Notional Amount	Weight%	Unrealized Appreciation (Depreciation)
Natural Gas	$14,471	15.56%	$613
Gold	12,034	12.94%	(312)
WTI Crude Oil	7,821	8.41%	(221)
Brent Crude Oil	6,947	7.47%	(257)
Soybeans	4,938	5.31%	(425)
Corn	4,622	4.97%	(279)
Copper High Grade	3,581	3.85%	(221)
Silver	3,506	3.77%	(333)
Gasoil	3,199	3.44%	(188)
Live Cattle	2,985	3.21%	24
Aluminium Primary	2,920	3.14%	(100)
Soybean Meal	2,892	3.11%	(138)
Soybean Oil	2,846	3.06%	(363)
SRW Wheat	2,539	2.73%	(118)
Nickel Primary	2,530	2.72%	(154)
Heating Oil	2,334	2.51%	(65)
Zinc High Grade	2,325	2.50%	(237)
Sugar#11	2,167	2.33%	(9)
RBOB Gasoline	2,093	2.25%	(40)
Coffee ‘C’ Arabica	2,037	2.19%	(75)
Lean Hogs	1,655	1.78%	(55)
HRW Wheat	1,535	1.65%	(62)
Cotton	1,023	1.10%	(62)
United States Treasury Bill	—	—	(26)

	$93,000	100.00%	$(3,103)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	July 31, 2022

Components of Total Return Swap

Description(1)	Notional Amount	Weight%	Unrealized Appreciation (Depreciation)
Natural Gas	$10,270	15.56%	$(739)
Gold	8,540	12.94%	226
WTI Crude Oil	5,551	8.41%	237
Brent Crude Oil	4,930	7.47%	213
Soybeans	3,505	5.31%	207
Corn	3,280	4.97%	104
Copper High Grade	2,541	3.85%	133
Silver	2,488	3.77%	207
Gasoil	2,270	3.44%	97
Live Cattle	2,119	3.21%	(2)
Aluminium Primary	2,072	3.14%	59
Soybean Meal	2,053	3.11%	4
Soybean Oil	2,020	3.06%	243
SRW Wheat	1,802	2.73%	8
Nickel Primary	1,795	2.72%	159
Heating Oil	1,657	2.51%	18
Zinc High Grade	1,650	2.50%	139
Sugar#11	1,538	2.33%	6
RBOB Gasoline	1,485	2.25%	37
Coffee ‘C’ Arabica	1,445	2.19%	30
Lean Hogs	1,175	1.78%	44
HRW Wheat	1,089	1.65%	(3)
Cotton	725	1.10%	17
United States Treasury Bill	—	—	14

	$66,000	100.00%	$1,458

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	July 31, 2022

Components of Total Return Swap

Description(1)	Notional Amount	Weight%	Unrealized Appreciation (Depreciation)
Natural Gas	$5,913	15.56%	$(315)
Gold	4,917	12.94%	(146)
WTI Crude Oil	3,196	8.41%	(108)
Brent Crude Oil	2,839	7.47%	(132)
Soybeans	2,018	5.31%	(241)
Corn	1,889	4.97%	(137)
Copper High Grade	1,463	3.85%	(116)
Silver	1,433	3.77%	(110)
Gasoil	1,307	3.44%	(108)
Live Cattle	1,220	3.21%	(11)
Aluminium Primary	1,193	3.14%	(38)
Soybean Meal	1,182	3.11%	(99)
Soybean Oil	1,163	3.06%	(179)
SRW Wheat	1,037	2.73%	(3)
Nickel Primary	1,034	2.72%	(98)
Heating Oil	954	2.51%	(11)
Zinc High Grade	950	2.50%	(115)
Sugar#11	885	2.33%	43
RBOB Gasoline	855	2.25%	(48)
Coffee ‘C’ Arabica	832	2.19%	(8)
Lean Hogs	676	1.78%	(11)
HRW Wheat	627	1.65%	(10)
Cotton	417	1.10%	(23)
United States Treasury Bill	—	—	(22)

	$38,000	100.00%	$(2,046)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	July 31, 2022

Components of Total Return Swap

Description(1)	Notional Amount	Weight%	Unrealized Appreciation (Depreciation)
Natural Gas	$3,890	15.56%	$(164)
Gold	3,230	12.94%	(121)
WTI Crude Oil	2,101	8.41%	10
Brent Crude Oil	1,868	7.47%	(37)
Soybeans	1,328	5.31%	(128)
Corn	1,243	4.97%	(55)
Copper High Grade	963	3.85%	(68)
Silver	943	3.77%	(74)
Gasoil	860	3.44%	(32)
Live Cattle	803	3.21%	(5)
Aluminium Primary	785	3.14%	(21)
Soybean Meal	778	3.11%	(53)
Soybean Oil	765	3.06%	(98)
SRW Wheat	683	2.73%	9
Nickel Primary	680	2.72%	(73)
Heating Oil	628	2.51%	(1)
Zinc High Grade	625	2.50%	(60)
Sugar#11	583	2.33%	39
RBOB Gasoline	563	2.25%	(2)
Coffee ‘C’ Arabica	548	2.19%	1
Lean Hogs	445	1.78%	(6)
HRW Wheat	413	1.65%	(2)
Cotton	275	1.10%	(12)
United States Treasury Bill	—	—	(16)

	$25,000	100.00%	$(969)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	July 31, 2022

Components of Total Return Swap

Description(1)	Notional Amount	Weight%	Unrealized Appreciation (Depreciation)
Natural Gas	$1,089	15.56%	$(60)
Gold	906	12.94%	(27)
WTI Crude Oil	589	8.41%	(23)
Brent Crude Oil	523	7.47%	(25)
Soybeans	372	5.31%	(44)
Corn	348	4.97%	(27)
Copper High Grade	270	3.85%	(22)
Silver	264	3.77%	(20)
Gasoil	241	3.44%	(19)
Live Cattle	225	3.21%	(2)
Aluminium Primary	220	3.14%	(7)
Soybean Meal	218	3.11%	(18)
Soybean Oil	214	3.06%	(33)
SRW Wheat	191	2.73%	(2)
Nickel Primary	190	2.72%	(18)
Heating Oil	176	2.51%	(3)
Zinc High Grade	175	2.50%	(20)
Sugar#11	163	2.33%	8
RBOB Gasoline	156	2.25%	(7)
Coffee ‘C’ Arabica	153	2.19%	(1)
Lean Hogs	125	1.78%	(2)
HRW Wheat	115	1.65%	(2)
Cotton	77	1.10%	(5)
United States Treasury Bill	—	—	(4)

	$7,000	100.00%	$(383)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	July 31, 2022

Components of Total Return Swap

Description(1)	Notional Amount	Weight%	Unrealized Appreciation (Depreciation)
Natural Gas	$777	15.56%	$(34)
Gold	646	12.94%	(24)
WTI Crude Oil	420	8.41%	(4)
Brent Crude Oil	373	7.47%	(9)
Soybeans	265	5.31%	(25)
Corn	248	4.97%	(12)
Copper High Grade	192	3.85%	(14)
Silver	189	3.77%	(15)
Gasoil	172	3.44%	(7)
Live Cattle	161	3.21%	(1)
Aluminium Primary	157	3.14%	(4)
Soybean Meal	156	3.11%	(10)
Soybean Oil	153	3.06%	(19)
SRW Wheat	137	2.73%	1
Nickel Primary	136	2.72%	(14)
Heating Oil	126	2.51%	0 *
Zinc High Grade	125	2.50%	(12)
Sugar#11	117	2.33%	8
RBOB Gasoline	113	2.25%	(1)
Coffee ‘C’ Arabica	110	2.19%	0 *
Lean Hogs	89	1.78%	(1)
HRW Wheat	83	1.65%	0 *
Cotton	55	1.10%	(2)
United States Treasury Bill	—	—	(3)

	$5,000	100.00%	$(202)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.
*	Amount rounds to less than $1.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Corporate Bonds	33.5%
Money Market Investments	18.6
Asset-Backed Securities	15.7
Residential Mortgage-Backed Securities—Non-Agency	8.6
Commercial Mortgage-Backed Securities—Non-Agency	6.3
Commercial Mortgage-Backed Securities—Agency	2.4
Residential Mortgage-Backed Securities—Agency	1.6
Municipal Bonds	0.2
Other*	13.1

Total	100.0%

*	Includes swaps, interest receivable and accrued expenses payable.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$7,168,081	$—	$7,168,081
Commercial Mortgage-Backed Securities—Agency	—	1,076,888	—	1,076,888
Commercial Mortgage-Backed Securities—Non-Agency	—	2,890,522	—	2,890,522
Residential Mortgage-Backed Securities—Agency	—	723,417	—	723,417
Residential Mortgage-Backed Securities—Non-Agency	—	3,956,800	—	3,956,800
Corporate Bonds	—	15,338,841	—	15,338,841
Municipal Bonds	—	70,283	—	70,283

Total Fixed Income Securities	—	31,224,832	—	31,224,832

Money Market Investments	8,494,480	—	—	8,494,480
Total Investments	$8,494,480	$31,224,832	$—	$39,719,312

Asset Derivatives
Swap Agreements
Commodity Risk	—	3,249,039	—	3,249,039

Total	$8,494,480	$34,473,871	$—	$42,968,351

Liability Derivatives
Swap Agreements
Commodity Risk	—	(6,703)	—	(6,703)

Total	$—	$(6,703)	$—	$(6,703)

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—99.1% of Net Assets
CORPORATE BONDS—30.1%

Agriculture—1.6%
Altria Group, Inc. 1.00%	02/15/23		$100,000	$101,759
BAT Capital Corp. 4.54%	08/15/47		25,000	18,692
BAT International Finance PLC (United Kingdom) 2.25%(1)	01/16/30		100,000	90,098
Imperial Brands Finance PLC
4.25%(2)	07/21/25		$25,000	24,613
8.13%(1)	03/15/24	GBP	50,000	64,419

				299,581

Airlines—0.6%
Delta Air Lines, Inc. Pass-Through Certificates (20-1A-AA) 2.00%	12/10/29		79,237	70,998
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC) 6.25%	10/22/24		7,246	7,233
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26		25,516	25,135

				103,366

Banks—7.6%
Bank Leumi Le-Israel BM 5.13%(1)	07/27/27		200,000	204,600
Bank of America Corp. 2.97% (SOFR + 1.330%)(3)	02/04/33		135,000	119,366
China Development Bank 3.48%	01/08/29		200,000	30,632
Citigroup, Inc.
2.98% (SOFR + 1.422%)(3)	11/05/30		$25,000	22,584
3.06% (SOFR + 1.35%)(3)	01/25/33		50,000	44,380
Credit Suisse Group AG
1.31% (SOFR + 0.980%)(2),(3)	02/02/27		20,000	17,268
2.19% (SOFR + 2.044%)(2),(3)	06/05/26		85,000	77,363
2.59% (SOFR + 1.560%)(2),(3)	09/11/25		20,000	18,773
Goldman Sachs Group, Inc. (The) 2.38% (SOFR + 1.248%)(3)	07/21/32		110,000	92,875
HSBC Holdings PLC (United Kingdom) 1.75% (SONIO/N + 1.307%)(3)	07/24/27		100,000	112,432
JPMorgan Chase & Co.
1.05% (SOFR + 0.800%)(3)	11/19/26		$55,000	49,557
1.58% (SOFR + 0.885%)(3)	04/22/27		10,000	9,088
2.96% (SOFR + 1.260%)(3)	01/25/33		135,000	120,236
Lloyds Banking Group PLC (United Kingdom) 3.87% (1-year Treasury Constant Maturity Rate + 3.500%)(3)	07/09/25		50,000	49,528
Macquarie Group, Ltd. (Australia)
1.34% (SOFR + 1.069%)(2),(3)	01/12/27		80,000	71,303
2.87% (SOFR + 1.532%)(2),(3)	01/14/33		10,000	8,372
Morgan Stanley 2.24% (SOFR + 1.178%)(3)	07/21/32		115,000	97,045
Santander UK Group Holdings PLC (United Kingdom) 4.80% (3 mo. USD LIBOR + 1.570%)(3)	11/15/24		90,000	90,135
Santander UK PLC (United Kingdom) 5.00%(2)	11/07/23		20,000	20,137
Wells Fargo & Co. 3.35% (SOFR + 1.500%)(3)	03/02/33		135,000	123,981

				1,379,655

Beverages—0.3%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%	02/01/46		30,000	30,284
Anheuser-Busch InBev Worldwide, Inc. 4.60%	04/15/48		10,000	9,660
Bacardi, Ltd. 4.45%(2)	05/15/25		25,000	24,984

				64,928

Chemicals—0.6%
International Flavors & Fragrances, Inc. 1.75%	03/14/24		100,000	102,408

Diversified Financial Services—0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26		$20,000	17,870
3.30%	01/30/32		35,000	29,404
3.88%	01/23/28		10,000	9,266
Air Lease Corp. 3.25%	03/01/25		20,000	19,369
Avolon Holdings Funding, Ltd.
2.53%(2)	11/18/27		24,000	19,896
2.88%(2)	02/15/25		30,000	27,819
Orix Corp. 4.00%	04/13/32		25,000	24,621

				148,245

Electric—0.4%
FirstEnergy Transmission LLC 2.87%(2)	09/15/28		78,000	68,828

Engineering & Construction—0.6%
Artera Services LLC 9.03%(2)	12/04/25		16,000	13,102
Heathrow Funding, Ltd. 5.23%(2)	02/15/23		75,000	92,103

				105,205

Entertainment—0.5%
Magallanes, Inc. 5.05%(2)	03/15/42		10,000	8,891
Magallanes, Inc. 5.14%(2)	03/15/52		85,000	74,371

				83,262

Environmental Control—0.0%
GFL Environmental, Inc. (Canada) 3.75%(2)	08/01/25		7,000	6,802

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount		Value
Food—0.8%
Chobani LLC / Chobani Finance Corp, Inc. 4.63%(2)	11/15/28		$19,000	$17,157
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 4.38%(2)	02/02/52		20,000	15,299
Kraft Heinz Foods Co.
4.38%	06/01/46		15,000	13,242
5.20%	07/15/45		15,000	14,963
Pilgrim’s Pride Corp.
4.25%(2)	04/15/31		37,000	33,160
5.88%(2)	09/30/27		16,000	16,015
Post Holdings, Inc. 4.63%(2)	04/15/30		47,000	42,222

				152,058

Health Care-Products—0.5%
American Medical System Europe BV 1.63%	03/08/31		100,000	96,739

Health Care-Services—1.4%
Centene Corp. 4.25%	12/15/27		65,000	63,980
CommonSpirit Health 2.78%	10/01/30		25,000	21,925
HCA, Inc.
4.13%	06/15/29		24,000	23,125
4.63%(2)	03/15/52		25,000	21,816
5.25%	04/15/25		2,000	2,039
5.25%	06/15/49		64,000	60,218
Molina Healthcare, Inc. 3.88%(2)	11/15/30		63,000	58,279

				251,382

Household Products/Wares—0.1%
Clorox Co. (The) 4.60%	05/01/32		25,000	26,008

Insurance—0.9%
Aon Corp. / Aon Global Holdings PLC 3.90%	02/28/52		30,000	26,104
Athene Global Funding 1.99%(2)	08/19/28		70,000	59,513
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(2),(3)	11/01/53		55,000	58,372
Teachers Insurance & Annuity Association of America 4.27%(2)	05/15/47		20,000	18,692

				162,681

Internet—0.4%
Alibaba Group Holding, Ltd. 2.13%	02/09/31		50,000	42,438
Tencent Holdings, Ltd. 3.60%(2)	01/19/28		40,000	38,516

				80,954

Media—0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.38%	05/01/47		81,000	71,748

Miscellaneous Manufacturers—0.7%
General Electric Co. 1.89% (3 mo. USD LIBOR + 0.480%)(3)	08/15/36		150,000	121,993

Multi-National—0.4%
International Bank for Reconstruction & Development 1.75%(1)	03/13/25		650,000	65,240

Oil & Gas—2.7%
Petroleos Mexicanos
5.50%(1)	02/24/25	EUR	97,000	99,618
7.69%	01/23/50		$15,000	10,974
Qatar Energy 1.38%(1)	09/12/26		200,000	185,220
SA Global Sukuk, Ltd. 2.69%(2)	06/17/31		200,000	182,778
Transocean Poseidon, Ltd. 6.88%(2)	02/01/27		6,563	6,039

				484,629

Oil & Gas Services—0.1%
Transocean Phoenix 2, Ltd. 7.75%(2)	10/15/24		11,250	10,941

Packaging & Containers—0.6%
Berry Global, Inc. 1.00%(1)	01/15/25		100,000	97,233
Graphic Packaging International LLC 4.88%	11/15/22		8,000	8,016

				105,249

Pharmaceuticals—1.1%
AbbVie, Inc. 4.50%	05/14/35		53,000	53,855
Bayer US Finance II LLC
4.63%(2)	06/25/38		25,000	23,179
4.88%(2)	06/25/48		50,000	47,806
Cigna Corp. 3.40%	03/15/51		30,000	24,571
CVS Health Corp. 5.05%	03/25/48		45,000	45,650

				195,061

Pipelines—0.6%
Energy Transfer LP 5.15%	03/15/45		100,000	88,941
Kinder Morgan Energy Partners LP 5.00%	08/15/42		15,000	14,038

				102,979

REIT—1.8%
American Assets Trust LP 3.38%	02/01/31		40,000	35,092
American Campus Communities Operating Partnership LP 4.13%	07/01/24		30,000	30,239
GLP Capital LP / GLP Financing II, Inc.
3.35%	09/01/24		15,000	14,478
5.25%	06/01/25		15,000	15,000
5.38%	04/15/26		25,000	24,842
5.75%	06/01/28		5,000	4,999
Healthcare Realty Holdings LP 3.10%	02/15/30		75,000	66,468
Kilroy Realty LP 2.65%	11/15/33		15,000	11,964

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount		Value
LXP Industrial Trust 2.70%	09/15/30		$20,000	$16,732
SL Green Operating Partnership LP 3.25%	10/15/22		55,000	55,007
VICI Properties LP / VICI Note Co., Inc. 5.75%(2)	02/01/27		55,000	55,043

				329,864

Retail—0.5%
Alimentation Couche-Tard, Inc. 3.06%	07/26/24		95,000	72,635
Michaels Cos, Inc. (The) 5.25%(2)	05/01/28		20,000	16,696

				89,331

Savings & Loans—0.3%
Nationwide Building Society 3.77% (3 mo. USD LIBOR + 1.064%)(2),(3)	03/08/24		65,000	64,800

Software—0.3%
Oracle Corp. 3.95%	03/25/51		74,000	57,340

Telecommunications—3.5%
AT&T, Inc. 4.75%	05/15/46		130,000	126,727
Frontier Communications Holdings LLC 5.00%(2)	05/01/28		11,000	10,340
Intelsat Jackson Holding S. A. (Escrow)
8.50%(4)	10/15/24		21,000	—
9.75%(4)	07/15/25		15,000	—
Intelsat Jackson Holdings S. A. 6.50%(2),(5)	03/15/30		104,000	96,214
Level 3 Financing, Inc.
3.63%(2)	01/15/29		15,000	12,598
3.88%(2)	11/15/29		55,000	48,783
4.63%(2)	09/15/27		3,000	2,749
Qwest Corp. 7.25%	09/15/25		33,000	34,733
Sprint Corp. 7.88%	09/15/23		16,000	16,610
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%(2)	03/20/25		144,375	145,155
T-Mobile USA, Inc.
2.63%	04/15/26		55,000	51,893
3.75%	04/15/27		20,000	19,717
3.88%	04/15/30		20,000	19,250
Vodafone Group PLC (United Kingdom) 4.88%	06/19/49		48,000	45,816

				630,585

Total Corporate Bonds (Cost: $6,003,633)				5,461,862

MUNICIPAL BONDS—1.0%
Alabama Economic Settlement Authority, Revenue Bond 4.26%	09/15/32		40,000	40,550
City of New York NY, General Obligation Unlimited 3.00%	08/01/34		55,000	49,367
City of New York NY, General Obligation Unlimited 3.62%	04/01/31		50,000	49,230
County of Miami-Dade FL Aviation Revenue, Revenue Bond 2.86%	10/01/35		50,000	43,306

Total Municipal Bonds (Cost: $204,708)				182,453

FOREIGN GOVERNMENT BONDS—37.0%
Australia Government Bond
1.25%	05/21/32	AUD	$ 184,000	108,969
2.75%(1)	05/21/41	AUD	132,000	83,492
3.25%(1)	04/21/29	AUD	205,000	145,949
4.75%(1)	04/21/27	AUD	251,000	190,305
Bundesrepublik Deutschland Bundesanleihe
0.00%(1),(6)	11/15/27	EUR	138,000	136,952
0.00%(1),(6)	02/15/32	EUR	136,000	129,030
0.00%(1),(6)	08/15/52	EUR	35,000	25,937
Canada Housing Trust No 1 1.75%(2)	06/15/30	CAD	210,000	149,938
Canadian Government Bond
1.25%	03/01/27	CAD	280,000	205,710
2.00%	12/01/51	CAD	91,000	59,972
China Development Bank 3.09%	06/18/30	CNY	1,290,000	192,705
China Government Bond
2.85%	06/04/27	CNY	810,000	121,927
3.02%	05/27/31	CNY	270,000	40,784
3.13%	11/21/29	CNY	2,350,000	357,372
3.72%	04/12/51	CNY	1,270,000	202,841
European Union 0.20% (1)	06/04/36	EUR	223,000	183,766
French Republic Government Bond OAT
0.00%(1),(6)	02/25/27	EUR	277,000	273,142
0.00%(1),(6)	11/25/31	EUR	163,000	148,374
0.50%(1)	06/25/44	EUR	55,000	41,877
0.75%(1)	05/25/52	EUR	85,000	62,923
1.00%(1)	05/25/27	EUR	178,000	183,725
Hungary Government Bond 3.00%	08/21/30	HUF	2,250,000	3,931
Indonesia Treasury Bond 6.63%	05/15/33	IDR	1,242,000,000	79,758
Ireland Government Bond
0.55%(1)	04/22/41	EUR	45,000	36,791
1.30%(1)	05/15/33	EUR	65,000	64,960
1.50%(1)	05/15/50	EUR	40,000	36,757
Israel Government Bond 3.75%	03/31/47	ILS	94,000	30,728
Italy Buoni Poliennali Del Tesoro
1.10%(1)	04/01/27	EUR	184,000	178,384
1.75%(1)	07/01/24	EUR	52,000	53,413
Japan Government Thirty-Year Bond 0.40%	03/20/50	JPY	44,000,000	273,736
Japan Government Twenty-Year Bond 0.50%	09/20/36	JPY	11,500,000	86,159
Korea Treasury Bond 2.00%	06/10/31	KRW	477,140,000	333,095
Malaysia Government Bond 4.64%	11/07/33	MYR	302,000	71,152
Mexican Udibonos 3.50%	11/16/23	MXN	935,274	46,165
Mexico Government Bond (BONOS)
6.75%	03/09/23	MXN	1,205,000	58,266
7.75%	05/29/31	MXN	400,000	18,627
Netherlands Government Bond
0.00%(1),(6)	01/15/52	EUR	78,000	53,273
0.50%(1)	07/15/32	EUR	194,000	186,495
New Zealand Government Bond
1.75%	05/15/41	NZD	180,000	82,852
2.00%	05/15/32	NZD	71,000	39,317
4.50%(1)	04/15/27	NZD	580,000	382,992

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount		Value
Norway Government Bond 1.50%(1)	02/19/26	NOK	3,645,000	$362,027
Panama Government International Bond
2.25%	09/29/32		$200,000	160,400
3.75%(1)	04/17/26		18,000	17,836
Peru Government Bond 5.40%	08/12/34	PEN	164,000	32,817
Portugal Obrigacoes do Tesouro OT 1.65%(1)	07/16/32	EUR	76,000	76,120
Province of Ontario Canada
1.85%	02/01/27	CAD	155,000	114,918
2.05%	06/02/30	CAD	70,000	50,066
Romania Government Bond 6.70%	02/25/32	RON	90,000	16,952
Singapore Government Bond
1.63%	07/01/31	SGD	75,000	49,829
2.38%	07/01/39	SGD	89,000	61,075
South Africa Government Bond 8.88%	02/28/35	ZAR	599,000	30,692
Spain Government Bond
0.70%(1)	04/30/32	EUR	24,000	22,057
0.80%(1)	07/30/27	EUR	42,000	42,240
1.00%(1)	10/31/50	EUR	37,000	26,571
1.85%(1)	07/30/35	EUR	98,000	97,361
Thailand Government Bond 1.59%	12/17/35	THB	2,007,000	46,101
United Kingdom Gilt
1.25%(1)	10/22/41	GBP	102,000	102,056
1.25%(1)	07/31/51	GBP	139,000	128,701
1.75%(1)	09/07/37	GBP	95,000	107,313

Total Foreign Government Bonds (Cost: $7,388,308)				6,707,673

ASSET-BACKED SECURITIES—4.5%
Dryden Senior Loan Fund (19-72A-BR) 3.06% (3 mo. USD LIBOR + 1.650%)(2),(3)	05/15/32		185,000	177,415
Educational Funding of the South, Inc. (11-1-A2) 3.43% (3 mo. USD LIBOR + 0.650%)(3)	04/25/35		7,186	7,163
OCP CLO 2020-19, Ltd. (20-19A-AR) 3.86% (3 mo. USD LIBOR + 1.150%)(2),(3)	10/20/34		100,000	97,150
Rockford Tower CLO, Ltd. (21-1A-B) 4.36% (3 mo. USD LIBOR + 1.650%)(2),(3)	07/20/34		180,000	169,560
Sixth Street CLO XVII, Ltd. (21-17A-A) 3.95% (3 mo. USD LIBOR + 1.240%)(2),(3)	01/20/34		150,000	145,883
SLM Student Loan Trust (08-5-B) 4.63% (3 mo. USD LIBOR + 1.850%)(3)	07/25/73		50,000	49,203
SLM Student Loan Trust (08-8-B) 5.03% (3 mo. USD LIBOR + 2.250%)(3)	10/25/75		57,000	57,123
SLM Student Loan Trust (08-9-B) 5.03% (3 mo. USD LIBOR + 2.250%)(3)	10/25/83		57,000	56,845
Student Loan Consolidation Center (02-2-B2) 1.65% (28-Day Auction Rate)(2),(3)	07/01/42		50,000	46,162

Total Asset-backed Securities (Cost: $823,489)				806,504

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.2%
Fannie Mae (16-M2-X3) (I/O) 2.12%(7)	04/25/36		265,234	2,486
Fannie Mae (16-M4-X2) (I/O) 2.67%(7)	01/25/39		488,301	9,305
Freddie Mac Multifamily Structured Pass Through Certificates (K028-X1) (I/O) 0.22%(7)	02/25/23		3,240,845	1,966
Freddie Mac Multifamily Structured Pass-Through Certificates (K022-X3) (I/O)
1.69%(7)	08/25/40		738,823	1,988
Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O)
1.74%(7)	11/25/40		2,850,000	8,619
Ginnie Mae (11-147-IO) (I/O)
0.00%(7),(6)	10/16/44		904,244	9
Ginnie Mae (12-144-IO) (I/O)
0.32%(7)	01/16/53		1,608,262	15,350

Total Commercial Mortgage-Backed Securities—Agency (Cost: $79,740)				39,723

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—1.1%
COMM Mortgage Trust (13-CR7-XA) (I/O) 1.15%(7)	03/10/46		639,771	2,543
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.65%(7)	10/15/45		541,937	56
GS Mortgage Securities Trust (10-C1-X) (I/O) 0.47%(2),(7)	08/10/43		985,505	3,989
GS Mortgage Securities Trust (11-GC3-X) (I/O) 0.00%(2),(6),(7)	03/10/44		197,830	2
GS Mortgage Securities Trust (13-GC12-XA) (I/O) 1.38%(7)	06/10/46		4,541,531	23,939
GS Mortgage Securities Trust (14-GC20-XA) (I/O) 1.01%(7)	04/10/47		1,012,538	12,241
JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-XB) (I/O) 0.39%(2),(7)	02/15/46		6,244,274	18,783
JPMorgan Chase Commercial Mortgage Securities Trust (14-C19-XA) (I/O) 0.64%(7)	04/15/47		2,334,305	16,494
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 1.26%(7)	02/15/46		1,905,693	3,905
Taurus CMBS (21-UK4A-B) 2.11% (SONIO/N + 1.500%)(2),(3),(8)	08/17/31		95,627	110,161
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.79%(2),(7)	11/15/45		870,907	86

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $157,162)				192,199

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—18.1%
Fannie Mae, Pool #MA4152 2.00%	10/01/40		73,611	68,360
Fannie Mae (07-52-LS) (I/O) (I/F) 3.79% (-1 mo. USD LIBOR + 6.050%)(3)	06/25/37		40,340	3,621
Fannie Mae (08-18-SM) (I/O) (I/F) 4.74% (-1 mo. USD LIBOR + 7.000%)(3)	03/25/38		44,762	3,523
Fannie Mae (09-115-SB) (I/O) (I/F) 3.99% (-1 mo. USD LIBOR + 6.250%)(3)	01/25/40		25,207	3,091

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Fannie Mae (10-116-SE) (I/O) (I/F) 4.34% (-1 mo. USD LIBOR + 6.600%)(3)	10/25/40	$48,517	$6,768
Fannie Mae, Pool #AB3679 3.50%	10/01/41	48,760	49,468
Fannie Mae, Pool #AB4045 3.50%	12/01/41	70,914	71,904
Fannie Mae, Pool #AT5914 3.50%	06/01/43	22,534	22,702
Fannie Mae, Pool #BD7081 4.00%	03/01/47	17,312	17,666
Fannie Mae, Pool #BQ6913 2.00%	12/01/51	97,082	87,517
Fannie Mae, Pool #BV8464 3.00%	04/01/52	49,603	47,791
Fannie Mae, Pool #CA0996 3.50%	01/01/48	52,777	53,174
Fannie Mae, Pool #CA2208 4.50%	08/01/48	1,624	1,673
Fannie Mae, Pool #CB2610 2.00%	01/01/52	72,720	65,542
Fannie Mae, Pool #FM2870 3.00%	03/01/50	136,702	133,444
Fannie Mae, Pool #FS1598 2.00%	04/01/52	98,511	88,779
Fannie Mae, Pool #MA1527 3.00%	08/01/33	13,131	13,130
Fannie Mae, Pool #MA1652 3.50%	11/01/33	21,402	21,751
Fannie Mae, Pool #MA2705 3.00%	08/01/46	64,196	62,798
Fannie Mae, Pool #MA4204 2.00%	12/01/40	60,390	55,800
Freddie Mac, Pool #SD0231 3.00%	01/01/50	102,049	99,617
Freddie Mac (3439-SC) (I/O) (I/F) 3.90% (-1 mo. USD LIBOR + 5.900%)(3)	04/15/38	41,057	4,176
Freddie Mac, Pool #G08681 3.50%	12/01/45	18,135	18,259
Freddie Mac, Pool #G08698 3.50%	03/01/46	16,915	17,020
Freddie Mac, Pool #G08716 3.50%	08/01/46	17,421	17,509
Freddie Mac, Pool #G08721 3.00%	09/01/46	3,473	3,405
Freddie Mac, Pool #G08722 3.50%	09/01/46	1,793	1,803
Freddie Mac, Pool #G08732 3.00%	11/01/46	4,881	4,780
Freddie Mac, Pool #G08762 4.00%	05/01/47	15,759	16,127
Freddie Mac, Pool #G08833 5.00%	07/01/48	2,424	2,513
Freddie Mac, Pool #G18592 3.00%	03/01/31	3,145	3,150
Freddie Mac, Pool #QE0312 2.00%	04/01/52	24,606	22,135
Freddie Mac, Pool #SD8194 2.50%	02/01/52	96,676	90,227
Freddie Mac, Pool #SD8205 2.50%	04/01/52	49,106	45,843
Freddie Mac, Pool #ZT1703 4.00%	01/01/49	43,046	43,785
Ginnie Mae (11-146-EI) (I/O) (PAC) 5.00%	11/16/41	39,394	6,756
Ginnie Mae II, Pool #MA3597 3.50%	04/20/46	11,187	11,278
Ginnie Mae II, Pool #MA3662 3.00%	05/20/46	30,731	30,367
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	1,623	1,635
Ginnie Mae II, Pool #MA3803 3.50%	07/20/46	7,495	7,551
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	8,047	8,424
Ginnie Mae II, Pool #MA4900 3.50%	12/20/47	34,379	34,604
Ginnie Mae II, Pool #MA5399 4.50%	08/20/48	14,588	15,019
Ginnie Mae II TBA, 30-Year 2.50%(9)	08/18/52	150,000	141,974
Uniform Mortgage-Backed Securities TBA, 30-Year
3.50%(9)	09/14/52	150,000	148,087
2.00%(9)	09/14/52	425,000	382,030
2.50%(9)	09/14/52	400,000	372,411
3.00%(9)	09/14/52	325,000	312,807
4.00%(9)	09/14/52	75,000	75,264
4.50%(9)	09/14/52	450,000	456,978

Total Residential Mortgage-Backed Securities—Agency (Cost: $3,194,406)			3,274,036

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—6.8%
Banc of America Funding Trust (05-C-A3) 2.43% (1 mo. USD LIBOR + 0.300%)(3)	05/20/35	11,511	11,424
BCMSC Trust (00-A-A4) 8.29%(7)	06/15/30	189,525	33,176
Bear Stearns ALT-A Trust (04-8-M2) 3.98% (1 mo. USD LIBOR + 1.725%)(3)	09/25/34	102,093	97,103
Bear Stearns ALT-A Trust (05-8-11A1) 2.80% (1 mo. USD LIBOR + 0.540%)(3)	10/25/35	27,127	25,533
Carrington Mortgage Loan Trust (06-RFC1-A4) 2.74% (1 mo. USD LIBOR + 0.480%)(3)	03/25/36	876	876
DSLA Mortgage Loan Trust (04-AR1-A1A) 2.96% (1 mo. USD LIBOR + 0.840%)(3)	09/19/44	67,127	63,647
First Horizon Mortgage Pass-Through Trust (05-AR4-2A1) 3.06%(7),(8)	10/25/35	17,966	17,324
HSI Asset Securitization Corp. (06-WMC1-A3) 2.56% (1 mo. USD LIBOR + 0.300%)(3)	07/25/36	281,496	139,271
IndyMac INDX Mortgage Loan Trust (05-AR15-A2) 2.98%(7),(8)	09/25/35	46,701	37,160
JPMorgan Mortgage Acquisition Trust (06-CH2-AF3) 5.46%	09/25/29	183,616	122,840
JPMorgan Mortgage Trust (05-A6-7A1) 3.11%(7),(8)	08/25/35	11,548	10,106
Long Beach Mortgage Loan Trust (06-WL1-2A4) 2.94% (1 mo. USD LIBOR + 0.680%)(3)	01/25/46	1,126	1,126
Merrill Lynch Alternative Note Asset Trust (07-A1-A2B) 2.56% (1 mo. USD LIBOR + 0.150%)(3)	01/25/37	287,538	94,861

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Merrill Lynch Alternative Note Asset Trust (07-A3-A2D) 2.92% (1 mo. USD LIBOR + 0.330%)(3),(4)	04/25/37	$1,251,739	$58,082
Morgan Stanley ABS Capital I, Inc. Trust (06-HE4-A4) 2.74% (1 mo. USD LIBOR + 0.480%)(3)	06/25/36	245,531	140,870
MortgageIT Trust (05-1-1A1) 2.90% (1 mo. USD LIBOR + 0.640%)(3)	02/25/35	14,564	14,282
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 2.80% (1 mo. USD LIBOR + 0.540%)(3)	03/25/37	70,920	68,741
RESIMAC Premier Series 2021-1 (21-1A-A1) 2.57% (1 mo. USD LIBOR + 0.700%)(2),(3),(8)	07/10/52	170,756	169,553
Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1) 2.91% (7)	12/25/34	19,051	18,656
Structured Asset Mortgage Investments II Trust (05-AR6-2A1) 2.88% (1 mo. USD LIBOR + 0.620%)(3)	09/25/45	24,397	22,173
Structured Asset Mortgage Investments, Inc. (06-AR3-22A1) 2.64% (7),(8)	05/25/36	132,795	76,686

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,599,707)			1,223,490

U.S. TREASURY SECURITY —0.3% (Cost: $59,088)
U.S. Treasury Note 3.13%	07/31/24	59,000	59,135

Total Fixed Income Securities (Cost: $19,510,241)			17,947,075

		Shares

INVESTMENT COMPANIES—3.2%
TCW Emerging Markets Income Fund—I Class(10)		91,035	571,697

Total Investment Companies (Cost: $721,400)			571,697

COMMON STOCK—0.0%

TELECOMMUNICATIONS—0.0%
Intelsat S.A.(4),(11)		344	9,001

Total Common Stock (Cost: $32,007)			9,001

RIGHTS—0.0%
Intelsat S.A.(4),(11)		35	—
Intelsat S.A.(4),(11)		35	—

Total Rights (Cost: $—)			—

MONEY MARKET INVESTMENTS —2.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.88%, (12)		476,143	476,143

Total Money Market Investments (Cost: $476,143)			476,143

Total Investments (104.9%) (Cost: $20,739,791)			19,003,916

Liabilities In Excess Of Other Assets (-4.9%)			(883,730)

Net Assets (100.0%)			$18,120,186

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY(13)
Citibank N.A.	CAD	184,232	10/07/22	$142,557	$143,746	$1,189
Citibank N.A.	CHF	89,000	10/07/22	93,610	93,915	305
Goldman Sachs & Co.	CLP	23,510,000	10/07/22	25,620	25,776	156
Goldman Sachs & Co.	CNH	4,135,461	02/21/23	615,414	615,191	(223)
Citibank N.A.	CNH	155,074	02/21/23	23,139	23,069	(70)
State Street Bank & Trust Co.	CNY	138,000	10/11/22	20,615	20,521	(94)
State Street Bank & Trust Co.	CNY	4,226,744	02/21/23	655,675	630,979	(24,696)
Citibank N.A.	CZK	464,484	10/07/22	19,511	19,077	(434)
State Street Bank & Trust Co.	EUR	199,000	10/07/22	205,865	203,855	(2,010)
Goldman Sachs & Co.	EUR	84,000	10/07/22	86,082	86,049	(33)
Citibank N.A.	EUR	923,341	10/07/22	977,263	945,868	(31,395)
Barclays Capital	GBP	15,758	10/07/22	19,364	19,205	(159)
Goldman Sachs & Co.	HUF	2,520,701	10/07/22	6,563	6,269	(294)
Citibank N.A.	IDR	658,647,780	10/07/22	43,569	44,326	757
Goldman Sachs & Co.	JPY	225,702,000	10/07/22	1,682,937	1,697,536	14,599
State Street Bank & Trust Co.	JPY	20,850,000	10/07/22	155,388	156,816	1,428
Goldman Sachs & Co.	KRW	160,260,384	02/21/23	130,346	123,973	(6,373)
Barclays Capital	MXN	947,596	10/17/22	46,026	45,886	(140)
Citibank N.A.	PLN	87,605	10/07/22	19,401	18,674	(727)
Goldman Sachs & Co.	SEK	1,229,000	10/07/22	121,353	120,893	(460)
Goldman Sachs & Co.	SGD	73,470	02/21/23	54,171	53,220	(951)
Citibank N.A.	SGD	60,423	02/21/23	43,655	43,770	115

				$5,188,124	$5,138,614	$(49,510)

SELL(14)
State Street Bank & Trust Co.	AUD	40,000	10/07/22	$27,780	$27,940	$(160)
Citibank N.A.	AUD	480,299	10/07/22	333,875	335,484	(1,609)
State Street Bank & Trust Co.	CAD	317,000	10/07/22	245,623	247,337	(1,714)
Goldman Sachs & Co.	CLP	16,270,000	10/07/22	16,459	17,838	(1,379)
Goldman Sachs & Co.	CNH	752,922	02/21/23	112,766	112,005	761
State Street Bank & Trust Co.	CNY	240,000	10/11/22	35,862	35,689	173
State Street Bank & Trust Co.	CNY	4,226,744	02/21/23	655,615	630,978	24,637
Goldman Sachs & Co.	COP	4,853,486	10/07/22	1,168	1,115	53
State Street Bank & Trust Co.	CZK	1,060,000	10/07/22	43,980	43,535	445
Goldman Sachs & Co.	EUR	223,000	10/07/22	231,866	228,441	3,425
State Street Bank & Trust Co.	EUR	27,000	10/07/22	28,320	27,659	661
Citibank N.A.	IDR	731,897,000	10/07/22	49,128	49,256	(128)
Citibank N.A.	ILS	13,674	10/07/22	3,981	4,027	(46)
State Street Bank & Trust Co.	JPY	6,254,000	10/07/22	46,457	47,037	(580)
Citibank N.A.	KRW	140,547,618	02/21/23	111,610	108,724	2,886
Goldman Sachs & Co.	KRW	195,269,281	02/21/23	159,575	151,055	8,520
Barclays Capital	MXN	947,596	08/02/22	46,681	46,541	140
Citibank N.A.	MXN	257,122	10/07/22	12,517	12,474	43
Goldman Sachs & Co.	MYR	70,630	10/07/22	16,026	15,886	140
State Street Bank & Trust Co.	NOK	180,000	10/07/22	18,252	18,644	(392)
Citibank N.A.	NOK	3,648,000	10/07/22	372,313	377,844	(5,531)
Citibank N.A.	NZD	767,000	10/07/22	483,904	480,770	3,134
State Street Bank & Trust Co.	NZD	24,000	10/07/22	14,814	15,044	(230)
Citibank N.A.	PEN	132,484	10/07/22	34,490	33,390	1,100
Goldman Sachs & Co.	RON	251,071	10/07/22	52,463	51,419	1,044
Goldman Sachs & Co.	SGD	180,000	02/21/23	134,489	130,389	4,100
Citibank N.A.	THB	447,732	10/07/22	12,795	12,219	576
Citibank N.A.	ZAR	560,894	10/07/22	34,451	33,426	1,025

				$3,337,260	$3,296,166	$41,094

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
3	2-Year U.S Treasury Note Futures	09/30/22	$631,311	$631,383	$72
4	5-Year U.S Treasury Note Futures	09/30/22	452,481	454,906	2,425
3	Canadian Bank Acceptance Futures	12/19/22	573,504	562,785	(10,719)

			$1,657,296	$1,649,074	$(8,222)

Short Futures
8	10-Year U.S. Treasury Note Futures	09/21/22	(1,041,152)	$(1,050,000)	$(8,848)
1	Long Gilt Futures	09/28/22	(143,751)	(143,813)	(62)
2	U.S. Ultra Long Bond Futures	09/21/22	306,973	316,625	9,652

			$(877,930)	$(877,188)	$742

CENTRALLY CLEARED—INTEREST RATE SWAP AGREEMENTS

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
1,460,000(15)	06/10/24	Quarterly	12-Month SOFR	Semi-Annual	1.950%	$(24,844)	$—	$(24,844)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SEK	Swedish Krona.
SGD	Singapore Dollar.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2022, the value of these securities amounted to $4,387,247 or 24.2% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2022, the value of these securities amounted to $2,765,469 or 15.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2022.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(5)	Restricted security (Note 3).
(6)	Security is not accruing interest.
(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(9)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(10)	Affiliated issuer.
(11)	Non-income producing security.
(12)	Rate disclosed is the 7-day net yield as of July 31, 2022.
(13)	Fund buys foreign currency, sells U.S. Dollar.
(14)	Fund sells foreign currency, buys U.S. Dollar.
(15)	This instrument has a forward starting effective date.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Global Bond Fund transactions in the affiliated fund for the period ended July 31, 2022 is as follows:

Name of Affiliated Fund	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2022	Value at July 31, 2022	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Emerging Markets Income Fund—I Class	$1,142,121	$30,653	$415,000	91,035	$571,697	$26393	$—	$(75,539)	$(110,538)

Total					$571,697	$26,393	$—	$(75,539)	$(110,538)

TCW Global Bond Fund

Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Foreign Government Bonds	37.0%
Corporate Bonds	30.1
Residential Mortgage-Backed Securities—Agency	18.1
Residential Mortgage-Backed Securities—Non-Agency	6.8
Asset-Backed Securities	4.5
Investment Companies	3.2
Money Market Investments	2.6
Commercial Mortgage-Backed Securities—Non-Agency	1.1
Municipal Bonds	1.0
U.S. Treasury Securities	0.3
Commercial Mortgage-Backed Securities—Agency	0.2
Common Stock	0.0 **
Rights	0.0 **
Other*	(4.9)

Total	100.0%

*	Includes capstock, futures, pending trades, swap agreements, interest receivable and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW Global Bond Fund

Investments by Country (Unaudited)	July 31, 2022

Country	Percentage of Net Assets
Australia	4.3%
Bermuda	0.1
Canada	3.6
Cayman Islands	4.1
China	5.2
France	3.9
Germany	1.6
Great Britain	5.0
Hungary	0.0
Indonesia	0.4
Ireland	1.7
Israel	1.3
Italy	1.3
Japan	2.1
Jersey	0.5
Luxembourg	0.6
Malaysia	0.4
Mexico	1.3
Netherlands	1.9
New Zealand	2.8
Norway	2.0
Panama	1.0
Peru	0.2
Portugal	0.4
Qatar	1.0
Romania	0.1
Saudi Arabia	1.0
Singapore	0.6
South Africa	0.2
South Korea	1.8
Spain	1.0
Supranational	1.4
Switzerland	0.6
Thailand	0.3
United States	51.2

Total	104.9%

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$5,461,862	$—	$5,461,862
Municipal Bonds	—	182,453	—	182,453
Foreign Government Bonds	—	6,707,673	—	6,707,673
Asset-Backed Securities	—	806,504	—	806,504
Commercial Mortgage-Backed Securities—Agency	—	39,723	—	39,723
Commercial Mortgage-Backed Securities—Non-Agency	—	192,199	—	192,199
Residential Mortgage-Backed Securities—Agency	—	3,274,036	—	3,274,036
Residential Mortgage-Backed Securities—Non-Agency	—	1,165,408	58,082	1,223,490
U.S. Treasury Securities	59,135	—	—	59,135

Total Fixed Income Securities	59,135	17,829,858	58,082	17,947,075

Investment Companies	571,697	—	—	571,697
Common Stock	—	—	9,001	9,001
Rights	—	—	—	—
Money Market Investments	476,143	—	—	476,143

Total Investments	$1,106,975	$17,829,858	$67,083	$19,003,916

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	71,412	—	71,412
Futures Contracts
Interest Rate Risk	12,149	—	—	12,149

Total	$1,119,124	$17,901,270	$67,083	$19,087,477

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(79,828)	$—	$(79,828)
Futures Contracts
Interest Rate Risk	(19,629)	—	—	(19,629)
Swap Agreements
Interest Rate Risk	—	(24,844)	—	(24,844)

Total	$(19,629)	$(104,672)	$—	$(124,301)

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES—88.2% of Net Assets
BANK LOANS—7.2%

Airlines—0.1%
AAdvantage Loyalty IP Ltd. 2021 Term Loan 7.46% (3 mo. USD LIBOR + 4.750%)(1)	04/20/28	$70,000	$69,125

Chemicals—0.3%
Zep, Inc. 2017 1st Lien Term Loan 6.25% (3 mo. USD LIBOR + 4.000%)(1)	08/12/24	257,087	225,916

Commercial Services—0.6%
Spin Holdco, Inc. 2021 Term Loan 5.61% (3 mo. USD LIBOR + 4.000%)(1)	03/04/28	419,688	388,671

Computers—0.3%
TierPoint LLC 2021 Term Loan 6.12% (1 mo. USD LIBOR + 3.750%)(1)	05/05/26	192,616	184,148

Diversified Financial Services—0.1%
IRIS Holdings, Inc. Term Loan 6.34% (SOFR + 4.75%)(1)	06/28/28	101,000	94,372

Electric—0.1%
Vistra Operations Co. LLC 1st Lien Term Loan B3 4.12% (1 mo. USD LIBOR + 1.750%)(1)	12/31/25	66,558	65,498

Entertainment—1.0%
Crown Finance US, Inc. 2018 USD Term Loan 4.00% (3 mo. USD LIBOR + 2.500%)(1)	02/28/25	754,265	488,036
Crown Finance US, Inc. 2020 Term Loan B1 8.25% (3 mo. USD LIBOR +7.000%)(1)	05/23/24	228,338	252,915

			740,951

Health Care-Products—0.0%
Auris Luxembourg III Sarl 2019 USD Term Loan B2 5.58% (6 mo. USD LIBOR + 3.75%)(1)	02/27/26	15,964	15,176

Health Care-Services—0.5%
ADMI Corp. 2021 Term Loan B2 5.75% (1 mo. USD LIBOR + 3.375%)(1)	12/23/27	271,563	251,680
eResearchTechnology, Inc. 2020 1st Lien Term Loan 6.87% (1 mo. USD LIBOR + 4.500%)(1)	02/04/27	128,040	121,788

			373,468

Machinery-Diversified—1.0%
ASP Blade Holdings, Inc. Initial Term Loan 6.37% (1 mo. USD LIBOR + 4.000%)(1)	10/13/28	557,365	489,438
Titan Acquisition Ltd. 2018 Term Loan B 5.88% (6 mo. USD LIBOR + 3.000%)(1)	03/28/25	197,058	185,765

			675,203

Media—0.2%
DirecTV Financing LLC Term Loan 7.37% (1 mo. USD LIBOR + 5.000%)(1)	08/02/27	155,728	147,592

Packaging & Containers—1.2%
Clydesdale Acquisition Holdings, Inc. Term Loan B 6.60% (SOFR + 4.175%)(1)	04/13/29	300,000	289,023
Plaze, Inc. 2020 Incremental Term Loan 6.12% (1 mo. USD LIBOR + 3.750%)(1)	08/03/26	211,246	200,155
Proampac PG Borrower LLC 2020 Term Loan 4.50% (3 mo. USD LIBOR + 3.750%)(1)	11/03/25	375,264	358,713

			847,891

Pharmaceuticals—0.4%
Elanco Animal Health, Inc. Term Loan B 3.46% (1 mo. USD LIBOR + 1.750%)(1)	08/01/27	270,361	262,314

Real Estate—0.1%
Asurion LLC 2021 Second Lien Term Loan B4 0.00% (2)	01/20/29	100,000	86,225

Retail—0.2%
1011778 B.C. Unlimited Liability Co. Term Loan B4 4.12% (1 mo. USD LIBOR + 1.750%)(1)	11/19/26	78,613	76,402
Staples, Inc. Term Loan B2 0.00% (2)	09/12/24	45,000	41,669

			118,071

Software—0.4%
CDK Global, Inc. 2022 USD Term Loan B 6.61% (SOFR + 4.50%)(1)	07/06/29	175,000	170,451
CT Technologies Intermediate Holdings, Inc. 2021 Term Loan B 6.62% (1 mo. USD LIBOR + 4.250%)(1)	12/16/25	143,188	134,238

			304,689

Telecommunications—0.7%
CenturyLink, Inc. 2020 Term Loan B 4.62% (1 mo. USD LIBOR + 2.250%)(1)	03/15/27	68,250	65,179
GTT Communications, Inc. 2018 USD Term Loan B 9.25% (3 mo. USD LIBOR + 3.750%)(1)	05/31/25	49,797	39,057
Level 3 Financing, Inc. 2019 Term Loan B 4.12% (1 mo. USD LIBOR + 1.750%)(1)	03/01/27	138,304	133,398
SBA Senior Finance II LLC 2018 Term Loan B 4.13% (1 mo. USD LIBOR + 1.750%)(1)	04/11/25	261,435	256,152

			493,786

Total Bank Loans (Cost: $5,387,037)			5,093,096

CORPORATE BONDS—81.0%
Advertising—0.5%
National CineMedia LLC 5.88% (3)	04/15/28	500,000	362,545

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Aerospace/Defense—0.3%
TransDigm, Inc. 5.50%	11/15/27	$250,000	$236,103

Agriculture—0.5%
BAT Capital Corp. 5.28%	04/02/50	401,000	327,430

Airlines—0.5%
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.75% (3)	10/20/28	222,000	217,000
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.50% (3)	06/20/27	130,000	131,435

			348,435

Auto Manufacturers—1.2%
Ford Motor Credit Co. LLC 2.90%	02/16/28	391,000	342,211
3.55%	10/07/22	525,000	524,753

			866,964

Banks—1.4%
Bank of America Corp. 4.38% (U.S. 5-year Treasury Constant Maturity Rate + 2.760%)(1),(4)	12/31/99	225,000	203,425
Bank of New York Mellon Corp. (The) 3.75% (U.S. 5-year Treasury Constant Maturity Rate + 2.630%)(1),(4)	12/31/99	285,000	244,922
Citigroup, Inc. 3.79% (SOFR + 1.939%)(1)	03/17/33	215,000	202,620
JPMorgan Chase & Co. 3.65% (U.S. 5-year Treasury Constant Maturity Rate + 2.850%)(1),(4)	12/31/99	95,000	87,181
US Bancorp 3.70% (U.S. 5-year Treasury Constant Maturity Rate + 2.541%)(1),(4)	12/31/99	300,000	251,859

			990,007

Beverages—0.4%
Primo Water Holdings, Inc. 4.38%(3)	04/30/29	300,000	259,587

Biotechnology—0.6%
Grifols Escrow Issuer SA 4.75%(3)	10/15/28	467,000	415,709

Chemicals—2.9%
ASP Unifrax Holdings, Inc. 5.25%(3)	09/30/28	412,000	346,080
Axalta Coating Systems LLC 3.38%(3)	02/15/29	250,000	220,347
EverArc Escrow Sarl 5.00%(3)	10/30/29	422,000	371,347
Herens Holdco Sarl 4.75%(3)	05/15/28	575,000	476,640
SCIH Salt Holdings, Inc. 4.88%(3)	05/01/28	110,000	96,663
SCIL IV LLC / SCIL USA Holdings LLC 5.38%(3)	11/01/26	64,000	53,699
Valvoline, Inc.
3.63%(3)	06/15/31	485,000	402,851
4.25%(3)	02/15/30	75,000	68,152

			2,035,779

Commercial Services—3.1%
Adtalem Global Education, Inc. 5.50%(3)	03/01/28	198,000	186,029
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.63%(3)	06/01/28	250,000	222,633
Carriage Services, Inc. 4.25%(3)	05/15/29	277,000	241,494
Gartner, Inc.
3.75%(3)	10/01/30	80,000	73,935
4.50%(3)	07/01/28	296,000	285,537
Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%(3)	08/31/27	412,000	376,024
Rent-A-Center, Inc. 6.38%(3)	02/15/29	640,000	518,400
WASH Multifamily Acquisition, Inc. 5.75%(3)	04/15/26	315,000	314,439

			2,218,491

Computers—1.8%
Booz Allen Hamilton, Inc. 3.88%(3)	09/01/28	468,000	444,520
NCR Corp.
5.13%(3)	04/15/29	125,000	120,266
5.25%(3)	10/01/30	476,000	459,895
Science Applications International Corp. 4.88%(3)	04/01/28	275,000	261,203

			1,285,884

Diversified Financial Services—1.3%
American Express Co. 3.55% (U.S. 5-year Treasury Constant Maturity Rate + 2.854%)(1),(4)	12/31/99	230,000	203,349
Charles Schwab Corp. (The) 5.00% (U.S. 5-year Treasury Constant Maturity Rate + 3.256%)(1),(4)	12/31/99	265,000	257,050
Jane Street Group / JSG Finance, Inc. 4.50%(3)	11/15/29	475,000	441,840

			902,239

Electric—1.0%
FirstEnergy Corp.
2.65%	03/01/30	395,000	348,191
5.35%	07/15/47	96,000	87,466
Pike Corp. 5.50%(3)	09/01/28	300,000	257,488

			693,145

Electrical Components & Equipment—0.5%
Energizer Holdings, Inc. 4.38%(3)	03/31/29	465,000	386,341

Engineering & Construction—0.9%
Artera Services LLC 9.03%(3)	12/04/25	795,000	651,026

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Entertainment—2.4%
Caesars Entertainment, Inc. 8.13%(3)	07/01/27	$105,000	$105,147
Churchill Downs, Inc. 4.75%(3)	01/15/28	70,000	66,465
Cinemark USA, Inc. 5.25%(3)	07/15/28	70,000	63,045
Everi Holdings, Inc. 5.00%(3)	07/15/29	155,000	140,275
Live Nation Entertainment, Inc. 4.75%(3)	10/15/27	115,000	110,835
Magallanes, Inc. 5.14%(3)	03/15/52	850,000	743,707
Penn National Gaming, Inc.
4.13%(3)	07/01/29	480,000	401,856
5.63%(3)	01/15/27	65,000	60,480

			1,691,810

Environmental Control—0.7%
Clean Harbors, Inc. 5.13%(3)	07/15/29	224,000	218,400
GFL Environmental, Inc. (Canada) 4.38%(3)	08/15/29	345,000	308,382

			526,782

Food—5.7%
Chobani LLC / Chobani Finance Corp, Inc. 4.63%(3)	11/15/28	200,000	180,597
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.75%(3)	12/01/31	60,000	50,651
4.38%(3)	02/02/52	1,070,000	818,486
5.50%(3)	01/15/30	95,000	92,503
Kraft Heinz Foods Co.
4.38%	06/01/46	200,000	176,566
5.00%	06/04/42	90,000	87,378
5.20%	07/15/45	725,000	723,220
Nathan’s Famous, Inc. 6.63%(3)	11/01/25	11,000	10,615
Pilgrim’s Pride Corp. 3.50%(3)	03/01/32	1,075,000	908,633
Post Holdings, Inc. 5.75%(3)	03/01/27	576,000	571,680
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%(3)	03/01/29	195,000	177,542
Smithfield Foods, Inc. 5.20%(3)	04/01/29	217,000	217,010

			4,014,881

Forest Products & Paper—0.5%
Clearwater Paper Corp. 4.75%(3)	08/15/28	364,000	327,385

Health Care-Products—1.4%
Garden Spinco Corp. 8.63%(3)	07/20/30	260,000	273,395
Hologic, Inc. 3.25%(3)	02/15/29	55,000	49,982
Teleflex, Inc. 4.25%(3)	06/01/28	687,000	648,624

			972,001

Health Care-Services—10.5%
Catalent Pharma Solutions, Inc. 5.00%(3)	07/15/27	350,000	350,812
Centene Corp.
2.45%	07/15/28	855,000	765,858
2.63%	08/01/31	250,000	213,800
3.00%	10/15/30	75,000	67,033
4.25%	12/15/27	730,000	718,548
Encompass Health Corp.
4.50%	02/01/28	150,000	139,155
4.63%	04/01/31	115,000	103,018
4.75%	02/01/30	266,000	245,892
HCA, Inc.
3.50%	09/01/30	440,000	402,228
5.38%	02/01/25	340,000	347,643
5.63%	09/01/28	95,000	98,943
5.88%	02/01/29	615,000	646,685
IQVIA, Inc. 5.00%(3)	05/15/27	228,000	228,921
ModivCare Escrow Issuer, Inc. 5.00%(3)	10/01/29	400,000	366,392
ModivCare, Inc. 5.88%(3)	11/15/25	70,000	68,363
Molina Healthcare, Inc. 3.88%(3)	11/15/30	1,964,000	1,816,835
Prime Healthcare Services, Inc. 7.25%(3)	11/01/25	420,000	368,550
Tenet Healthcare Corp.
4.25%(3)	06/01/29	115,000	107,192
6.13%(3)	06/15/30	360,000	364,154

			7,420,022

Household Products/Wares—1.0%
Central Garden & Pet Co. 4.13%	10/15/30	240,000	210,900
Spectrum Brands, Inc.
3.88%(3)	03/15/31	120,000	98,983
5.00%(3)	10/01/29	35,000	31,675
5.50%(3)	07/15/30	380,000	340,100

			681,658

Housewares—0.8%
Newell Brands, Inc.
4.10%	04/01/23	235,000	234,619
4.88%	06/01/25	349,000	353,363

			587,982

Insurance—1.2%
Acrisure LLC / Acrisure Finance, Inc. 4.25%(3)	02/15/29	420,000	373,880
AmWINS Group, Inc. 4.88%(3)	06/30/29	325,000	296,124
AssuredPartners, Inc. 5.63%(3)	01/15/29	200,000	178,263

			848,267

Internet—0.3%
Cogent Communications Group, Inc. 7.00%(3)	06/15/27	105,000	106,068
Netflix, Inc. 4.63%	05/15/29	100,000	104,966

			211,034

Iron & Steel—0.1%
ATI, Inc. 5.13%	10/01/31	95,000	79,325

Lodging—0.4%
Boyd Gaming Corp. 4.75%(3)	06/15/31	68,000	62,719

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Wyndham Hotels & Resorts, Inc. 4.38%(3)	08/15/28	$212,000	$197,124

			259,843

Machinery-Construction & Mining—0.4%
BWX Technologies, Inc. 4.13%(3)	06/30/28	330,000	313,365

Media—8.2%
Block Communications, Inc. 4.88%(3)	03/01/28	355,000	313,288
Cable One, Inc. 4.00%(3)	11/15/30	565,000	512,059
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%(3)	06/01/33	80,000	67,442
5.50%(3)	05/01/26	1,025,000	1,026,681
CSC Holdings LLC
4.63%(3)	12/01/30	340,000	260,100
5.38%(3)	02/01/28	150,000	142,868
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.38%(3)	08/15/26	1,095,000	242,269
DirecTV Financing LLC / DirecTV Financing Co-Obligor Inc. 5.88%(3)	08/15/27	400,000	374,104
DISH DBS Corp.
5.25%(3)	12/01/26	550,000	476,781
7.38%	07/01/28	607,000	432,973
7.75%	07/01/26	30,000	25,334
Gray Escrow II, Inc. 5.38%(3)	11/15/31	550,000	490,287
Sirius XM Radio, Inc.
3.13%(3)	09/01/26	460,000	434,774
5.50%(3)	07/01/29	280,000	275,223
Virgin Media Secured Finance PLC (United Kingdom)
4.50%(3)	08/15/30	200,000	180,362
5.50%(3)	05/15/29	393,000	374,075
Vz Secured Financing BV 5.00%(3)	01/15/32	200,000	178,806

			5,807,426

Miscellaneous Manufacturers—0.1%
General Electric Co. 1.89% (3 mo. USD LIBOR + 0.480%)(1)	08/15/36	52,000	42,291

Oil & Gas—2.9%
Occidental Petroleum Corp.
0.00%(5)	10/10/36	3,025,000	1,548,044
4.40%	08/15/49	175,000	146,570
Petroleos Mexicanos 7.69%	01/23/50	65,000	47,554
SM Energy Co. 6.50%	07/15/28	330,000	326,350
Valaris, Ltd. 8.25%	04/30/28	5,000	4,921

			2,073,439

Oil & Gas Services—2.0%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25%(3)	04/01/28	492,000	447,503
Transocean Proteus, Ltd. 6.25%(3)	12/01/24	540,000	511,912
USA Compression Partners LP / USA Compression Finance Corp. 6.88%	09/01/27	534,000	489,120

			1,448,535

Packaging & Containers—2.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%(3)	08/15/27	190,000	145,100
5.25%(3)	08/15/27	720,000	549,900
Ball Corp. 3.13%	09/15/31	360,000	315,461
Sealed Air Corp. 4.00%(3)	12/01/27	362,000	344,805
Silgan Holdings, Inc. 4.13%	02/01/28	125,000	117,365
Trivium Packaging Finance BV (Netherlands) 5.50%(3)	08/15/26	525,000	518,401

			1,991,032

Pharmaceuticals—1.7%
180 Medical, Inc. 3.88%(3)	10/15/29	500,000	455,000
Bausch Health Cos, Inc. (Canada) 5.75%(3)	08/15/27	18,000	15,129
Embecta Corp. 6.75%(3)	02/15/30	500,000	462,170
Prestige Brands, Inc. 3.75%(3)	04/01/31	295,000	254,098

			1,186,397

Pipelines—5.5%
DCP Midstream Operating LP 5.60%	04/01/44	136,000	118,946
Energy Transfer LP
5.00%	05/15/50	135,000	119,745
5.35%	05/15/45	126,000	115,534
5.40%	10/01/47	40,000	36,834
6.63% (3 mo. USD LIBOR + 4.155%)(4),(1)	12/31/99	897,000	685,308
EQM Midstream Partners LP 7.50%(3)	06/01/30	160,000	164,693
Global Partners LP / GLP Finance Corp. 6.88%	01/15/29	540,000	493,339
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.50%(3)	02/01/26	260,000	237,731
Rockies Express Pipeline LLC
4.80%(3)	05/15/30	30,000	25,650
6.88%(3)	04/15/40	541,000	458,498
Ruby Pipeline LLC 8.00% (3),(6),(7),(8)	04/01/22	210,152	176,527
TransMontaigne Partners LP / TLP Finance Corp. 6.13%	02/15/26	712,000	612,320
Venture Global Calcasieu Pass LLC 4.13%(3)	08/15/31	680,000	629,354

			3,874,479

REIT—3.5%
American Assets Trust LP 3.38%	02/01/31	475,000	416,717
American Campus Communities Operating Partnership LP
2.25%	01/15/29	270,000	257,512
2.85%	02/01/30	75,000	72,705
GLP Capital LP / GLP Financing II, Inc. 5.75%	06/01/28	473,000	472,882
Iron Mountain, Inc.
4.50%(3)	02/15/31	100,000	88,250
5.25%(3)	07/15/30	200,000	187,000
VICI Properties LP / VICI Note Co., Inc.
3.88%(3)	02/15/29	34,000	31,088
4.50%(3)	01/15/28	40,000	37,359

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
4.63%(3)	06/15/25	$512,000	$499,825
5.63%(3)	05/01/24	106,000	106,181
5.75%(3)	02/01/27	339,000	339,264

			2,508,783

Retail—4.1%
1011778 BC ULC / New Red Finance, Inc. 4.00%(3)	10/15/30	445,000	390,487
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC 5.13%(3)	04/15/29	400,000	353,000
Fertitta Entertainment 4.63%(3)	01/15/29	325,000	303,274
FirstCash, Inc.
4.63%(3)	09/01/28	175,000	157,063
5.63%(3)	01/01/30	285,000	268,011
Michaels Cos, Inc. (The)
5.25%(3)	05/01/28	855,000	713,745
7.88%(3)	05/01/29	125,000	85,934
Papa John’s International, Inc. 3.88%(3)	09/15/29	155,000	136,887
Sonic Automotive, Inc. 4.88%(3)	11/15/31	525,000	428,836
Yum! Brands, Inc. 3.63%	03/15/31	75,000	67,969

			2,905,206

Telecommunications—7.9%
Altice France SA
5.13%(3)	01/15/29	200,000	170,418
5.50%(3)	10/15/29	450,000	389,164
8.13%(3)	02/01/27	250,000	247,218
CommScope, Inc. 4.75%(3)	09/01/29	595,000	518,828
Intelsat Jackson Holdings S. A. 6.50%(3),(7)	03/15/30	754,000	697,548
Level 3 Financing, Inc. 3.88% (3)	11/15/29	1,000,000	886,958
Lumen Technologies, Inc.
4.50%(3)	01/15/29	335,000	267,163
5.38%(3)	06/15/29	500,000	418,705
SES GLOBAL Americas Holdings, Inc. 5.30%(3)	03/25/44	559,000	489,968
T-Mobile USA, Inc.
2.25%	02/15/26	600,000	560,610
2.63%	04/15/26	185,000	174,549
2.63%	02/15/29	370,000	331,612
Zayo Group Holdings, Inc. 4.00% (3)	03/01/27	480,000	421,330

			5,574,071

Total Corporate Bonds (Cost: $62,644,339)			57,325,699

Total Fixed Income Securities (Cost: $68,031,376)			62,418,795

		Shares
COMMON STOCK—0.1%
Electric—0.0%
Homer City Holdings LLC—Series A(6),(9)		5,610	—

Oil & Gas—0.1%
Valaris, Ltd.(9)		668	33,520

Total Common Stock (Cost: $340,348)			33,520

WARRANTS—% (Cost: $—)

Entertainment—0.0%
Cineworld Group PLC(9)		42,717	6,835

Total Warrants (Cost: $—)			6,835

MONEY MARKET INVESTMENTS—8.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class 1.88%(10)		6,241,335	6,241,335

Total Money Market Investments (Cost: $6,241,335)			6,241,335

Total Investments (97.1%) (Cost: $74,613,059)			68,700,485

Excess Of Other Assets Over Liabilities (2.9%)			2,086,002
Net Assets (100.0%)			$70,786,487

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
82	5-Year U.S Treasury Note Futures	09/30/22	$9,118,111	$9,325,578	$207,467

Short Futures
11	10-Year U.S. Treasury Note Futures	09/21/22	$(1,403,396)	$(1,443,750)	$(40,354)
15	U.S. Ultra Long Bond Futures	09/21/22	(2,353,418)	(2,374,687)	(21,269)

			$(3,756,814)	$(3,818,437)	$(61,623)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (11)
Citibank N.A.	EUR	101,000	10/07/22	$106,843	$103,464	$3,379

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.
EUR	Euro Currency
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2022.
(2)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2022, the value of these securities amounted to $40,257,434 or 56.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Perpetual maturity.
(5)	Security is not accruing interest.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Restricted security (Note 3).
(8)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(9)	Non-income producing security.
(10)	Rate disclosed is the 7-day net yield as of July 31, 2022.
(11)	Fund sells foreign currency, buys U.S. Dollar.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Corporate Bonds	81.0%
Money Market Investments	8.8
Bank Loans	7.2
Common Stock	0.1
Warrants	0.0 **
Other*	2.9

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$5,093,096	$—	$5,093,096
Corporate Bonds*	—	57,149,172	176,527	57,325,699

Total Fixed Income Securities	—	62,242,268	176,527	62,418,795

Equity Securities
Common Stock*	33,520	—	—	33,520
Warrants*	—	6,835	—	6,835

Money Market Investments	6,241,335	—	—	6,241,335

Total Investments	$6,274,855	$62,249,103	$176,527	$68,700,485

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	3,379	—	3,379
Futures Contracts
Interest Rate Risk	207,467	—	—	207,467

Total Investments	$6,482,322	$62,252,482	$176,527	$68,911,331

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(61,623)	$—	$—	$(61,623)

Total	$(61,623)	$—	$—	$(61,623)

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—114.8% of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—3.2%
Freddie Mac Multifamily Structured Pass-Through Certificates (K024-X3) (I/O) 1.65%(1)	11/25/40	$2,500,000	$3,280
Freddie Mac Multifamily Structured Pass-Through Certificates (K030-X1) (I/O) 0.15%(1)	04/25/23	18,506,856	15,286
Freddie Mac Multifamily Structured Pass-Through Certificates (KF68-A) 2.28% (1 mo. USD LIBOR + 0.490%)(2)	07/25/26	46,065	46,024
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ28-A1) 1.77%	02/25/25	25,780	25,391
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ34-A1) 0.68%	06/25/26	19,346	18,161
Freddie Mac Multifamily Structured Pass-Through Certificates (KL05-X1HG) (I/O) 1.22%(1)	12/25/27	500,000	25,567
Freddie Mac Multifamily Structured Pass-Through Certificates (KS06-X) (I/O) 1.05%(1)	08/25/26	560,100	16,670
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ24-A1) 2.28%	05/25/26	1,272	1,272
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ27-A1) 2.09%	07/25/24	2,258	2,233
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ29-A1) 0.74%	01/25/26	28,791	27,666
Freddie Mac Multifamily Structured Pass-Through Certificates (K723-X1) (I/O) 0.91%(1)	08/25/23	1,542,931	10,723
Freddie Mac Multifamily Structured Pass-Through Certificates (KC01-X1) (I/O) 0.44%(1)	12/25/22	2,793,350	4,678
Freddie Mac Multifamily Structured Pass-Through Certificates (K024-X1) (I/O) 0.76%(1)	09/25/22	236,922	159
Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O) 1.74%(1)	11/25/40	150,000	454
Freddie Mac Multifamily Structured Pass-Through Certificates (K031-X1) (I/O) 0.18%(1)	04/25/23	805,223	833
Freddie Mac Multifamily Structured Pass-Through Certificates (K722-X1) (I/O) 1.31%(1)	03/25/23	681,395	2,582
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ26-A1) 2.14%	07/25/25	1,010	1,007
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ31-A1) 0.57%	05/25/26	40,147	38,414
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ32-A1) 0.52%	06/25/25	37,639	35,986
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.63%(1)	09/25/25	242,376	5,542
FRESB Mortgage Trust (15-SB3-A3) 2.34% (1 mo. USD LIBOR + 0.550%)(2)	01/25/43	2,200	2,192
Ginnie Mae (07-12-C) 5.28%(1)	04/16/41	2,478	2,476
Ginnie Mae (08-92-E) 5.56%(1)	03/16/44	5,751	5,759
Ginnie Mae (10-159-D) 4.56%(1)	09/16/44	13,059	12,867
Ginnie Mae (11-165-IO) (I/O) 0.00%(1)	10/16/51	243,793	2

Total Commercial Mortgage-Backed Securities—Agency (Cost: $441,146)			305,224

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY —7.7%
BBCMS Mortgage Trust (17-C1-A2) 3.19%	02/15/50	10,196	10,196
BBCMS Trust (15-SRCH-XB) (I/O) 0.19%(1),(3)	08/10/35	2,000,000	19,166
BFLD Trust (20-OBRK-A) 4.05% (1 mo. USD LIBOR + 2.050%)(2),(3)	11/15/28	100,000	98,853
BSPRT Issuer, Ltd. (19-FL5-A) 3.15% (1 mo. USD LIBOR + 1.150%)(2),(3)	05/15/29	37,211	36,999
Citigroup Commercial Mortgage Trust (13-GC11-XA) (I/O) 1.34%(1)	04/10/46	1,115,602	5,956
Citigroup Commercial Mortgage Trust (14-GC23-XB) (I/O) 0.21%(1)	07/10/47	3,784,000	14,983
COMM Mortgage Trust (12-CR2-XA) (I/O) 1.13%(1)	08/15/45	95,708	7
COMM Mortgage Trust (12-CR3-XA) (I/O) 1.79%(1)	10/15/45	971,636	99
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.65%(1)	10/15/45	648,958	67
COMM Mortgage Trust (13-CR6-XA) (I/O) 0.99%(1)	03/10/46	2,555,462	3,049
COMM Mortgage Trust (13-CR9-ASB) 3.83%	07/10/45	9,974	9,929
COMM Mortgage Trust (13-LC6-XA) (I/O) 1.24%(1)	01/10/46	338,483	490
COMM Mortgage Trust (14-CR14-A2) 3.15%	02/10/47	61,639	61,455
COMM Mortgage Trust (14-CR19-XA) (I/O) 0.94%(1)	08/10/47	78,099	1,153
COMM Mortgage Trust (14-CR20-A3) 3.33%	11/10/47	16,291	16,019
COMM Mortgage Trust (15-CR23-A2) 2.85%	05/10/48	22,676	22,392
COMM Mortgage Trust (16-DC2-XA) (I/O) 0.95%(1)	02/10/49	765,193	19,841
FS Rialto (19-FL1-A) 3.36% (1 mo. USD LIBOR + 1.200%)(2),(3)	12/16/36	138,311	135,227
GS Mortgage Securities Trust (13-GC14-A4) 3.96%	08/10/46	24,823	24,714
JPMBB Commercial Mortgage Securities Trust (14-C18-XA) (I/O) 0.76%(1)	02/15/47	1,036,911	8,756

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
LoanCore Issuer, Ltd. (19-CRE3-AS) 3.37% (1 mo. USD LIBOR + 1.370%)(2),(3)	04/15/34	$35,291	$34,928
MF1, Ltd. (20-FL4-A) 3.77% (SOFR + 1.814)(2),(3)	11/15/35	13,972	13,830
Morgan Stanley Bank of America Merrill Lynch Trust (13-C12-XA) (I/O) 0.57%(1)	10/15/46	331,033	1,346
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 1.26%(1)	02/15/46	2,022,967	4,146
Morgan Stanley Bank of America Merrill Lynch Trust (14-C15-A3) 3.77%	04/15/47	8,596	8,494
SREIT Trust (21-MFP-A) 2.73% (1 mo. USD LIBOR + 0.731%)(2),(3)	11/15/38	100,000	96,179
UBS-Barclays Commercial Mortgage Trust (12-C4-XA) (I/O) 1.54%(1),(3)	12/10/45	675,220	581
Wells Fargo Commercial Mortgage Trust (15-NXS2-XA) (I/O) 0.64%(1)	07/15/58	1,490,707	22,640
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.79%(1),(3)	11/15/45	728,867	72
WFRBS Commercial Mortgage Trust (12-C9-XB) (I/O) 0.72%(1),(3)	11/15/45	3,224,000	2,743
WFRBS Commercial Mortgage Trust (14-C21-XA) (I/O) 1.01%(1)	08/15/47	1,531,820	23,577
WFRBS Commercial Mortgage Trust (14-C24-A3) 3.43%	11/15/47	37,918	36,861

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $991,085)			734,748

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY —21.7%
Fannie Mae (03-11-FA) 3.26% (1 mo. USD LIBOR + 1.000%)(2)	09/25/32	7,447	7,421
Fannie Mae (06-23-FP) (PAC) 2.56% (1 mo. USD LIBOR + 0.300%)(2)	04/25/36	10,525	10,547
Fannie Mae (07-64-FA) 2.73% (1 mo. USD LIBOR + 0.470%)(2)	07/25/37	15,786	15,802
Fannie Mae (08-24-PF) (PAC) 2.91% (1 mo. USD LIBOR + 0.650%)(2)	02/25/38	7,498	7,549
Fannie Mae (10-118-GF) (PAC) 2.81% (1 mo. USD LIBOR + 0.550%)(2)	10/25/39	9,452	9,466
Fannie Mae (11-75-HP) (PAC) 2.50%	07/25/40	3,090	3,074
Fannie Mae (12-93-GF) (PAC) 2.51% (1 mo. USD LIBOR + 0.250%)(2)	07/25/40	2,199	2,199
Fannie Mae (20-10-FA) 2.76% (1 mo. USD LIBOR + 0.500%)(2)	03/25/50	17,552	17,549
Fannie Mae (17-10-FA) 2.66% (1 mo. USD LIBOR + 0.400%)(2)	03/25/47	40,461	40,718
Fannie Mae, Pool #254548 5.50%	12/01/32	5,842	6,217
Fannie Mae, Pool #600187 7.00%	07/01/31	12,578	13,231
Fannie Mae, Pool #995364 6.00%	10/01/38	4,571	4,931
Fannie Mae, Pool #AL0851 6.00%	10/01/40	3,459	3,796
Fannie Mae, Pool #MA4492 2.00%	12/01/51	48,201	43,455
Freddie Mac (3071-TF) (PAC) 2.30% (1 mo. USD LIBOR + 0.300%)(2)	04/15/35	10,157	10,155
Freddie Mac (3300-FA) 2.30% (1 mo. USD LIBOR + 0.300%)(2)	08/15/35	17,874	17,934
Freddie Mac (3318-F) 2.25% (1 mo. USD LIBOR + 0.250%)(2)	05/15/37	21,300	21,069
Freddie Mac (3946-FG) (PAC) 2.35% (1 mo. USD LIBOR + 0.350%)(2)	10/15/39	1,358	1,358
Freddie Mac (4231-FD) 2.35% (1 mo. USD LIBOR + 0.350%)(2)	10/15/32	25,022	24,965
Freddie Mac, Pool #SD8194 2.50%	02/01/52	48,338	45,114
Freddie Mac, Pool #SD8199 2.00%	03/01/52	48,979	44,060
Freddie Mac (263-F5) 2.50% (1 mo. USD LIBOR + 0.500%)(2)	06/15/42	16,263	16,259
Ginnie Mae II, Pool #80022 1.75% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	12/20/26	5,728	5,734
Ginnie Mae II, Pool #80636 1.63% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	09/20/32	3,791	3,794
Ginnie Mae II, Pool #80757 1.63% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	10/20/33	3,096	3,071
Ginnie Mae II, Pool #80797 2.63% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	01/20/34	17,360	17,290
Ginnie Mae II, Pool #80937 1.88% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	06/20/34	7,992	8,045
Ginnie Mae II TBA, 30-Year 2.50% (4)	08/18/52	400,000	378,598
Uniform Mortgage-Backed Securities TBA, 30-Year
3.50%(4)	09/14/52	75,000	74,043
2.00%(4)	09/14/52	275,000	247,196
2.50%(4)	09/14/52	375,000	349,135
3.00%(4)	09/14/52	475,000	457,179
4.00%(4)	09/14/52	75,000	75,264
4.50%(4)	09/14/52	75,000	76,163

Total Residential Mortgage-Backed Securities—Agency (Cost: $2,021,602)			2,062,381

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—9.6%
ABFC Trust (02-WF2-A2) 3.38% (1 mo. USD LIBOR + 1.125%)(2)	05/25/32	25,607	25,116

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Accredited Mortgage Loan Trust (05-1-M2) 3.29% (1 mo. USD LIBOR + 1.035%)(2)	04/25/35	$19,610	$19,591
BNC Mortgage Loan Trust (06-2-A4) 2.58% (1 mo. USD LIBOR + 0.320%)(2)	11/25/36	30,150	29,326
Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1) 2.25%(1)	11/25/32	7,703	7,398
CWABS Asset-Backed Certificates Trust (05-11-MV3) 3.05% (1 mo. USD LIBOR + 0.795%)(2)	02/25/36	2,426	2,426
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 3.26% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	9,644	9,434
JPMorgan Mortgage Acquisition Trust (06-ACC1-M1) 2.66% (1 mo. USD LIBOR + 0.405%)(2)	05/25/36	32,536	32,981
JPMorgan Mortgage Acquisition Trust (07-CH4-A5) 2.50% (1 mo. USD LIBOR + 0.240%)(2)	05/25/37	64,074	63,398
JPMorgan Mortgage Trust (18-8-A3) 4.00% (1),(3)	01/25/49	52,424	51,664
Morgan Stanley Capital I, Inc. Trust (06-NC2-A2D) 2.84% (1 mo. USD LIBOR + 0.580%)(2)	02/25/36	34,645	34,224
New Century Home Equity Loan Trust (05-1-M1) 2.93% (1 mo. USD LIBOR + 0.675%)(2)	03/25/35	57,753	57,592
NovaStar Mortgage Funding Trust Series (05-1-M5) 3.34% (1 mo. USD LIBOR + 1.080%)(2)	06/25/35	27,558	27,576
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-2 (05-2-M5) 3.23% (1 mo. USD LIBOR + 0.975%)(2)	04/25/35	80,090	79,660
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 2.80% (1 mo. USD LIBOR + 0.540%)(2)	03/25/37	43,970	42,620
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (04-WHQ2-M4) 3.83% (1 mo. USD LIBOR + 1.575%)(2)	02/25/35	36,898	36,321
PRPM 2021-6 LLC (21-6-A1) 1.79% (3)	07/25/26	38,354	36,007
RASC Series Trust (05-EMX1-M1) 2.90% (1 mo. USD LIBOR + 0.645%)(2)	03/25/35	31,772	31,560
RASC Series Trust (06-KS3-M1) 2.75% (1 mo. USD LIBOR + 0.330%)(2)	04/25/36	36,257	36,274
Residential Accredit Loans, Inc. (02-QS16-A2) 2.81% (1 mo. USD LIBOR + 0.550%)(2),(5)	10/25/17	68	36
Soundview Home Loan Trust (05-OPT1-M2) 2.93% (1 mo. USD LIBOR + 0.675%)(2)	06/25/35	22,789	22,582
Structured Asset Investment Loan Trust (05-11-A3) 2.86% (1 mo. USD LIBOR + 0.600%)(2)	01/25/36	15,402	15,292
Structured Asset Investment Loan Trust (05-HE3-M1) 2.98% (1 mo. USD LIBOR + 0.720%)(2)	09/25/35	25,346	25,087
VOLT XCIV LLC (21-NPL3-A1) 2.24%(3)	02/27/51	135,842	130,093
Wells Fargo Home Equity Asset-Backed Securities Trust (05-4-M3) 3.01% (1 mo. USD LIBOR + 0.750%)(2)	12/25/35	100,000	98,798

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $914,577)			915,056

CORPORATE BONDS—21.1%

Aerospace & Defense—0.3%
BAE Systems Holdings, Inc. 3.85%(3)	12/15/25	20,000	19,789
Boeing Co. (The) 1.43%	02/04/24	15,000	14,442

			34,231

Agriculture—0.2%
Imperial Brands Finance PLC 4.25%(3)	07/21/25	20,000	19,691

Auto Manufacturers—0.3%
Ford Motor Credit Co. LLC 2.37% (3 mo. USD LIBOR + 1.080%)(2)	08/03/22	5,000	5,002
Mercedes-Benz Finance North America LLC 1.75%(3)	03/10/23	25,000	24,739

			29,741

Banks—11.0%
Bank of America Corp.
1.73% (SOFR + 0.960%)(2)	07/22/27	100,000	90,760
3.37% (3 mo. USD LIBOR + 0.810%)(2)	01/23/26	25,000	24,442
3.46% (3 mo. USD LIBOR + 0.970%)(2)	03/15/25	20,000	19,767
Citigroup, Inc.
2.01% (SOFR+ 0.694%)(2)	01/25/26	50,000	47,534
3.35% (3 mo. USD LIBOR + 0.897%)(2)	04/24/25	10,000	9,888
3.67% (3 mo. USD LIBOR + 1.390%)(2)	07/24/28	45,000	43,482
Credit Suisse Group AG
3.09% (SOFR + 1.730%)(3),(2)	05/14/32	10,000	8,045
3.80%	06/09/23	20,000	19,942
DNB Bank ASA 0.86% (1-year Treasury Constant Maturity Rate + 0.330%)(2),(3)	09/30/25	30,000	28,109
Goldman Sachs Group, Inc. (The)
0.93% (SOFR + 0.486%)(2)	10/21/24	10,000	9,613
1.22%	12/06/23	95,000	92,127
HSBC Holdings PLC (United Kingdom) 0.98% (SOFR + 0.708%)(2)	05/24/25	90,000	84,303
JPMorgan Chase & Co.
0.97% (SOFR + 0.580%)(2)	06/23/25	55,000	51,783
3.96% (3 mo. USD LIBOR + 1.245%)(2)	01/29/27	5,000	4,947
4.02% (3 mo. USD LIBOR +1.000%)(2)	12/05/24	55,000	55,090

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Lloyds Banking Group PLC (United Kingdom)
2.91% (3 mo. USD LIBOR +0.810%)(2)	11/07/23	$15,000	$14,946
3.87% (1-year Treasury Constant Maturity Rate + 3.500%)(2)	07/09/25	40,000	39,623
Macquarie Group, Ltd. (Australia)
1.20% (SOFR + 0.694%)(2),(3)	10/14/25	15,000	13,997
3.19% (3 mo. USD LIBOR + 1.023%)(2),(3)	11/28/23	45,000	44,897
Morgan Stanley
0.53% (SOFR + 0.455%)(2)	01/25/24	35,000	34,441
1.16% (SOFR + 0.560%)(2)	10/21/25	75,000	70,083
1.51% (SOFR + 0.858%)(2)	07/20/27	25,000	22,579
NatWest Group PLC 4.52% (3 mo. USD LIBOR + 1.550%)(2)	06/25/24	25,000	24,955
Santander UK Group Holdings PLC (United Kingdom) 3.37% (3 mo. USD LIBOR + 1.080%)(2)	01/05/24	85,000	84,635
UBS Group AG (Switzerland) 2.86% (3 mo. USD LIBOR + 0.954%)(2),(3)	08/15/23	30,000	29,992
Wells Fargo & Co.
2.19% (SOFR + 2.000%)(2)	04/30/26	65,000	61,718
3.53% (SOFR + 1.510%)(2)	03/24/28	15,000	14,518

			1,046,216

Biotechnology—0.1%
Royalty Pharma PLC 0.75%	09/02/23	10,000	9,665

Chemicals—0.1%
International Flavors & Fragrances, Inc. 0.70% (3)	09/15/22	10,000	9,965

Diversified Financial Services—0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 4.88%	01/16/24	10,000	9,996
American Express Co. 2.25%	03/04/25	20,000	19,414
Capital One Financial Corp. 1.34% (SOFR + 0.690%)(2)	12/06/24	20,000	19,199
Intercontinental Exchange, Inc. 4.00%	09/15/27	25,000	25,203
Park Aerospace Holdings, Ltd. 4.50%(3)	03/15/23	5,000	4,956

			78,768

Electric—0.6%
American Electric Power 2.03%	03/15/24	30,000	29,221
Dominion Energy, Inc. 3.30%	03/15/25	25,000	24,763

			53,984

Health Care-Products—0.7%
Baxter International, Inc. 0.87%	12/01/23	25,000	24,146
Fresenius US Finance II, Inc. 4.50%(3)	01/15/23	15,000	15,015
Thermo Fisher Scientific, Inc. 1.22%	10/18/24	25,000	23,910

			63,071

Health Care-Services—1.1%
CommonSpirit Health 2.76%	10/01/24	10,000	9,771
Dignity Health 3.13%	11/01/22	10,000	9,990
HCA, Inc.
5.25%	06/15/26	45,000	45,817
5.38%	02/01/25	10,000	10,225
Humana, Inc. 0.65%	08/03/23	30,000	29,195

			104,998

Insurance—0.9%
Athene Global Funding 2.20% (SOFR + 0.700%)(2),(3)	05/24/24	30,000	29,289
Metropolitan Life Global Funding I 3.00%(3)	01/10/23	20,000	19,999
Trinity Acquisition PLC 4.63%	08/15/23	35,000	35,143

			84,431

Miscellaneous Manufacturers—0.1%
General Electric Co. 1.74% (3 mo. USD LIBOR + 0.380%)(2)	05/05/26	5,000	4,785

Oil & Gas—0.1%
Petroleos Mexicanos Co. 6.70%	02/16/32	13,000	10,413

Packaging & Containers—0.4%
Amcor Flexibles North America, Inc. 4.00%	05/17/25	25,000	24,927
Berry Global, Inc. 0.95%	02/15/24	15,000	14,264

			39,191

Pharmaceuticals—0.9%
Bayer US Finance II LLC 4.25%(3)	12/15/25	30,000	29,973
Bayer US Finance LLC 3.38%(3)	07/15/24	10,000	9,865
Becton Dickinson and Co. 3.73%	12/15/24	20,000	20,038
CVS Health Corp. 2.75%	12/01/22	25,000	24,984

			84,860

REIT—1.9%
American Campus Communities Operating Partnership LP 3.75%	04/15/23	30,000	30,037
Camden Property Trust 2.95%	12/15/22	25,000	24,999
GLP Capital LP / GLP Financing II, Inc. 5.38%	11/01/23	25,000	24,952
Kilroy Realty LP 3.45%	12/15/24	40,000	39,126
Piedmont Operating Partnership LP 3.40%	06/01/23	30,000	29,810

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount		Value

VICI Properties LP / VICI Note Co., Inc.
4.25%(3)	12/01/26		$10,000	$9,442
4.63%(3)	06/15/25		10,000	9,762
5.75%(3)	02/01/27		10,000	10,008

				178,136

Software—0.3%
Take-Two Interactive Software, Inc. 3.30%	03/28/24		25,000	24,941

Telecommunications—1.3%
SES SA 3.60%(3)	04/04/23		35,000	34,636
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%(3)	03/20/25		68,750	69,121
T-Mobile USA, Inc. 3.88%	04/15/30		25,000	24,063

				127,820

Total Corporate Bonds (Cost: $2,054,270)				2,004,907

MUNICIPAL BONDS—2.8%
City and County of Denver Co. Airport System Revenue, Revenue Bond 1.12%	11/15/24		10,000	9,537
City of Baltimore MD, General Obligation Unlimited 5.00%	10/15/25		50,000	51,381
City of New York NY, General Obligation Unltd 0.43%	08/01/22		75,000	75,000
County of Miami-Dade FL Aviation Revenue 2.32%	10/01/22		15,000	14,985
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond 2.31%	11/01/26		25,000	23,853
New York State Dormitory Authority, Revenue Bond 5.00%	03/15/24		15,000	15,351
State of California 2.50%	10/01/22		75,000	74,978

Total Municipal Bonds (Cost: $274,594)				265,085

U.S. TREASURY SECURITIES—37.6%
U.S. Treasury Note
2.88%	06/15/25		982,000	983,346
3.00%	06/30/24		1,004,000	1,005,530
3.00%	07/15/25		332,000	333,983
3.00%	07/31/27		151,000	151,551
3.13%	07/31/24		1,065,000	1,067,434
3.25%	06/30/27		33,000	33,828

Total U.S. Treasury Securities (Cost: $3,558,550)				3,575,672

ASSET-BACKED SECURITIES—4.0%
CoreVest American Finance Trust (19-1-XA) (I/O) 2.16%(1),(3)	03/15/52		97,237	4,269
Magnetite XVIII, Ltd. (16-18A-AR2) 2.29% (3 mo. USD LIBOR + 0.880%)(2),(3)	11/15/28		93,668	92,376
Navient Private Education Refi Loan Trust (20-BA-A2) 2.12%(3)	01/15/69		59,002	55,526
Navient Private Education Refi Loan Trust (21-BA-A) 0.94%(3)	07/15/69		70,239	64,253
Navient Private Education Refi Loan Trust (21-CA-A) 1.06%(3)	10/15/69		76,397	70,068
Tricon American Homes Trust (17-SFR2-A) 2.93%(3)	01/17/36		37,549	37,095
Tricon American Homes Trust (17-SFR2-B) 3.28%(3)	01/17/36		39,000	38,593
United States Small Business Administration (02-20I-1) 4.89%	09/01/22		1,097	1,096
United States Small Business Administration (05-20B-1) 4.63%	02/01/25		21,496	21,352

Total Asset-backed Securities (Cost: $408,100)				384,628

U.S. GOVERNMENT AGENCY OBLIGATIONS—7.1%
Federal Home Loan Banks
1.04%	06/14/24		185,000	178,173
1.20%	12/23/24		285,000	272,258
1.61%	09/04/24		45,000	43,651
1.61%	09/04/24		40,000	38,800
United States International Development Finance Corp. 1.49%	08/15/31		160,000	146,649

Total U.S. Government Agency Obligations (Cost: $715,970)				679,531

Total Fixed Income Securities (Cost: $11,379,894)				10,927,232

		Shares
MONEY MARKET INVESTMENTS—10.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.88%(6)			991,825	991,825

Total Money Market Investments (Cost: $991,825)				991,825

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—3.3%
U.S. Treasury Securities—2.1%
U.S. Treasury Bill 1.47%(7)	11/10/22		$198,000	196,614

Foreign Government Bonds—1.2%
Japan Treasury Bill 0.00%(8)	08/01/22	JPY	15,000,000	112,233

Total Short Term Investments (Cost: $312,969)				308,847

Total Investments (128.5%) (Cost: $12,684,688)				12,227,904

Liabilities In Excess Of Other Assets (-28.5%)				(2,712,123)
Net Assets (100.0%)				$9,515,781

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

SELL(9)
Citibank N.A.	JPY	15,000,000	08/01/22	$115,622	$112,233	$3,389

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
3	2-Year U.S Treasury Note Futures	09/30/22	$632,418	$631,383	$(1,035)

Short Futures
3	10-Year U.S. Treasury Note Futures	09/21/22	$(388,667)	$(393,750)	$(5,083)
16	5-Year U.S Treasury Note Futures	09/30/22	(1,813,104)	(1,819,625)	(6,521)
1	U.S. Ultra Long Bond Futures	09/21/22	(159,273)	(158,313)	960

			$(2,361,044)	$(2,371,688)	$(10,644)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
JPY	Japanese Yen.
(1)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2022.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2022, the value of these securities amounted to $1,459,812 or 15.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of July 31, 2022.
(6)	Rate disclosed is the 7-day net yield as of July 31, 2022.
(7)	Rate shown represents yield-to-maturity.
(8)	Security is not accruing interest.
(9)	Fund sells foreign currency, buys U.S. Dollar.

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
U.S. Treasury Securities	39.7%
Residential Mortgage-Backed Securities—Agency	21.7
Corporate Bonds	21.1
Money Market Investments	10.4
Residential Mortgage-Backed Securities—Non-Agency	9.6
U.S. Government Agency Obligations	7.1
Asset-Backed Securities	4.0
Commercial Mortgage-Backed Securities—Non-Agency	7.7
Commercial Mortgage-Backed Securities—Agency	3.2
Municipal Bonds	2.8
Foreign Government Bonds	1.2
Other*	(28.5)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities—Agency	$—	$305,224	$—	$305,224
Commercial Mortgage-Backed Securities—Non-Agency	—	734,748	—	734,748
Residential Mortgage-Backed Securities—Agency	—	2,062,381	—	2,062,381
Residential Mortgage-Backed Securities—Non-Agency	—	915,056	—	915,056
Corporate Bonds*	—	2,004,907	—	2,004,907
Municipal Bonds	—	265,085	—	265,085
U.S. Treasury Securities	3,575,672	—	—	3,575,672
Asset-Backed Securities	—	384,628	—	384,628
U.S. Government Agency Obligations	—	679,531	—	679,531

Total Fixed Income Securities	3,575,672	7,351,560	—	10,927,232

Money Market Investments	991,825	—	—	991,825
Short-Term Investments	196,614	112,233	—	308,847

Total Investments	$4,764,111	$7,463,793	$—	$12,227,904

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	3,389	—	3,389
Futures Contracts
Interest Rate Risk	960	—	—	960

Total Investments	$4,765,071	$7,467,182	$—	$12,232,253

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(12,639)	$—	$—	$(12,639)

Total	$(12,639)	$—	$—	$(12,639)

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES—121.1% of Net Assets
ASSET-BACKED SECURITIES—12.9%
321 Henderson Receivables I LLC (13-3A-A) 4.08%(1)	01/17/73	$5,661,391	$5,530,008
AGL CLO, Ltd. (21-13A-B) 4.36% (3 mo. USD LIBOR + 1.650%)(1),(2)	10/20/34	16,585,000	15,705,099
Allegro CLO XII, Ltd. (20-1A-A1) 3.98% (3 mo. USD LIBOR + 1.250%)(1),(2)	01/21/32	17,125,000	16,839,013
AMSR 2020-SFR2 Trust (20-SFR2-E2) 4.28%(1)	07/17/37	7,713,000	7,515,671
Amsr Trust (20-SFR3-F) 3.55%(1)	09/17/37	2,682,000	2,507,555
Amsr Trust (20-SFR3-G) 4.99%(1)	09/17/37	9,512,000	9,077,948
Apidos CLO XXXVII (21-37A-B) 4.36% (3 mo. USD LIBOR + 1.600%)(1),(2)	10/22/34	17,000,000	16,000,400
Barings CLO, Ltd. (20-4A-A) 3.93% (3 mo. USD LIBOR + 1.220%)(1),(2)	01/20/32	18,500,000	18,162,375
Blackrock DLF VIII-L CLO Trust (21-1A-A) 4.09% (3 mo. USD LIBOR + 1.350%)(1),(2)	04/17/32	2,192,693	2,186,446
Carvana Auto Receivables Trust (21-N3) 2.53%(1)	06/12/28	156,762	156,626
CIFC Funding, Ltd. (22-2A-INCB) 1.00%(1),(3)	04/19/35	3,300,000	2,553,686
Cologix Data Centers US Issuer LLC (21-1A-A2) 3.30%(1)	12/26/51	12,065,000	11,244,490
CoreVest American Finance Trust (20-1-XA) (I/O) 2.63%(1),(3)	03/15/50	39,855,337	3,125,372
CoreVest American Finance Trust (20-1-XB) (I/O) 2.07%(1),(3)	03/15/50	38,948,500	3,793,409
CoreVest American Finance Trust (20-4-XA) (I/O) 3.87%(1),(3)	12/15/52	53,083,914	5,041,868
CoreVest American Finance Trust (20-4-XB) (I/O) 2.83%(1),(3)	12/15/52	27,500,000	2,693,727
CoreVest American Finance Trust (21-1-XA) (I/O) 2.95%(1),(3)	04/15/53	73,165,993	6,026,215
Dryden CLO, Ltd. (20-83A-A) 3.96% (3 mo. USD LIBOR + 1.220%)(1),(2)	01/18/32	18,000,000	17,671,500
EFS Volunteer No 2 LLC (12-1-A2) 3.61% (1 mo. USD LIBOR + 1.350%)(1),(2)	03/25/36	3,748,630	3,721,894
EFS Volunteer No 3 LLC (12-1-A3) 3.26% (1 mo. USD LIBOR + 1.000%)(1),(2)	04/25/33	8,207,769	8,105,590
FirstKey Homes Trust (21-SFR3-E1) 2.99%(1)	12/17/38	5,500,000	4,900,162
Flatiron RR CLO, LLC (21-2A-B) 4.11% (3 mo. USD LIBOR + 1.600%)(1),(2)	10/15/34	15,600,000	14,670,240
Flexential Issuer 2021-1 (21-1A-A2) 3.25%(1)	11/27/51	10,950,000	10,115,377
GCI Funding I LLC (21-1-A) 2.61%(1)	06/18/46	25,266,471	22,905,638
Global SC Finance II SRL (14-1A-A2) 3.09%(1)	07/17/29	3,274,309	3,201,161
GoldenTree Loan Management US CLO, Ltd. (19-4A-AR) 3.89% (3 mo. USD LIBOR + 1.110%)(1),(2)	04/24/31	15,800,000	15,514,794
Higher Education Funding I (14-1-A) 2.57% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	5,766	5,751
HOA Funding LLC (21-1A-A2) 4.72%(1)	08/20/51	4,441,438	4,042,060
HPS Loan Management, Ltd. (0A-16-A2RR) 4.36% (3 mo. USD LIBOR + 1.650%)(1),(2)	04/20/34	20,000,000	18,842,000
LCM XXIV, Ltd. (24A-AR) 3.69% (3 mo. USD LIBOR + 0.980%)(1),(2)	03/20/30	10,000,000	9,850,500
Lucali CLO, Ltd. (20-1A-A) 3.72% (3 mo. USD LIBOR + 1.210%)(1),(2)	01/15/33	18,000,000	17,714,610
Madison Park Funding XLVIII, Ltd. (21-48A-A) 3.89% (3 mo. USD LIBOR + 1.150%)(1),(2)	04/19/33	18,000,000	17,618,400
Madison Park Funding XXXVIII, Ltd. (21-38A-B) 4.39% (3 mo. USD LIBOR + 1.650%)(1),(2)	07/17/34	10,000,000	9,543,920
Navient Student Loan Trust (14-3-A) 2.88% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	18,658,671	17,929,480
Navient Student Loan Trust (14-4-A) 2.88% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	10,176,901	9,783,525
Navient Student Loan Trust (16-5A-A) 3.51% (1 mo. USD LIBOR + 1.250%)(1),(2)	06/25/65	13,814,365	13,593,917
Neuberger Berman Loan Advisers CLO, Ltd. (20-36A-A1R) 3.96% (3 mo. USD LIBOR + 1.250%)(1),(2)	04/20/33	18,750,000	18,429,619
OHA Credit Funding 3, Ltd. (19-3A-BR) 4.36% (3 mo. USD LIBOR + 1.650%)(1),(2)	07/02/35	13,000,000	12,454,715
OHA Credit Funding, Ltd. (21-9A-B) 4.44% (3 mo. USD LIBOR + 1.700%)(1),(2)	07/19/35	17,500,000	16,600,500
Palmer Square CLO, Ltd. (14-1A-A1R2) 3.87% (3 mo. USD LIBOR + 1.130%)(1),(2)	01/17/31	9,825,000	9,716,512
Park Avenue Institutional Advisers CLO, Ltd. (21-1A-A1A) 4.10% (3 mo. USD LIBOR + 1.390%)(1),(2)	01/20/34	19,000,000	18,624,750
Progress Residential Trust (19-SFR3-E) 3.37%(1)	09/17/36	8,681,000	8,564,156

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value

Progress Residential Trust (20-SFR3-F) 2.80%(1)	10/17/27	$3,299,000	$3,074,536
Progress Residential Trust (21-SFR1-H) 5.00%(1)	04/17/38	4,890,000	4,378,279
Progress Residential Trust (21-SFR11-F) 4.42%(1)	01/17/39	2,874,000	2,457,893
Progress Residential Trust (21-SFR2-G) 4.25%(1)	04/19/38	5,236,000	4,772,809
Progress Residential Trust (21-SFR7-F) 3.83%(1)	08/17/40	7,500,000	6,383,858
Sixth Street CLO XVII, Ltd. (21-17A-A) 3.95% (3 mo. USD LIBOR + 1.240%)(1),(2)	01/20/34	18,000,000	17,505,900
SLM Student Loan Trust (08-5-A4) 4.48% (3 mo. USD LIBOR + 1.700%)(2)	07/25/23	1,584,862	1,576,451
SLM Student Loan Trust (08-8-B) 5.03% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	5,706,000	5,718,256

Total Asset-backed Securities (Cost: $506,499,494)			478,148,661

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.5%
Freddie Mac Multifamily Structured Pass-Through Certificates (K038-X3) (I/O) 2.49%(3)	06/25/42	78,039,937	3,059,045
Freddie Mac Multifamily Structured Pass-Through Certificates (K040-X3) (I/O) 2.04%(3)	11/25/42	77,991,835	3,227,193
Freddie Mac Multifamily Structured Pass-Through Certificates (K042-X3) (I/O) 1.60%(3)	01/25/43	76,625,000	2,655,895
Freddie Mac Multifamily Structured Pass-Through Certificates (K045-X3) (I/O) 1.50%(3)	04/25/43	126,630,757	4,509,549
Freddie Mac Multifamily Structured Pass-Through Certificates (K046-X3) (I/O) 1.51%(3)	04/25/43	94,964,072	3,556,708

Total Commercial Mortgage-Backed Securities—Agency (Cost: $35,285,763)			17,008,390

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—9.5%
1345 Avenue of the Americas & Park Avenue Plaza Trust (05-1-A3) 5.28%(1)	08/10/35	9,890,495	9,955,813
Arbor Realty Commercial Real Estate Note, Ltd. (21-FL4-AS) 3.70% (1 mo. USD LIBOR + 1.700%)(1),(2)	11/15/36	11,800,000	11,503,965
BAMLL Commercial Mortgage Securities Trust (20-BOC-A) 2.63%(1)	01/15/32	14,275,000	13,107,179
BDS, Ltd. (20-FL5-A) 3.37% (SOFR + 1.264%)(1),(2)	02/16/37	9,186,875	9,115,507
BDS, Ltd. (20-FL6-C) 3.81% (SOFR30A + 2.364%)(1),(2)	09/15/35	21,477,000	21,269,022
Benchmark Mortgage Trust (19-B14-225C) 3.29%(1),(3)	12/15/62	8,734,000	7,672,022
Benchmark Mortgage Trust (19-B14-225D) 3.29%(1),(3)	12/15/62	20,303,000	17,661,393
BFLD Trust (20-OBRK-A) 4.05% (1 mo. USD LIBOR + 2.050%)(1),(2)	11/15/28	17,940,000	17,734,259
BPR Trust (21-WILL-A) 3.75% (1 mo. USD LIBOR + 1.750%)(1),(2)	06/15/38	4,837,959	4,733,518
BX Commercial Mortgage Trust (20-VIV4-A) 2.84%(1)	03/09/44	15,285,000	13,471,544
BX Trust (19-OC11-A) 3.20%(1)	12/09/41	8,270,000	7,542,068
BX Trust (21-SDMF-J) 6.03% (1 mo. USD LIBOR + 4.033%)(1),(2)	09/15/34	13,000,000	12,017,733
CAMB Commercial Mortgage Trust (19-LIFE-D) 3.75% (1 mo. USD LIBOR + 1.750%)(1),(2)	12/15/37	14,425,000	13,937,903
Capital Funding Multifamily Mortgage Trust (22-PM01-A) 3.91% (SOFR + 2.310%)(1),(2)	02/27/25	10,000,000	9,841,056
Credit Suisse Mortgage Trust (21-BPNY-A) 5.71% (1 mo. USD LIBOR + 3.714%)(1),(2)	08/15/23	19,780,000	18,898,506
DBGS Mortgage Trust (18-BIOD-E) 3.57% (1 mo. USD LIBOR + 1.700%)(1),(2)	05/15/35	9,137,627	8,915,786
DBWF Mortgage Trust (16-85T-A) 3.79%(1)	12/10/36	6,385,000	6,174,370
European Loan Conduit Euro 3.35% (3 mo. EURIBOR + 3.350%)(1),(2)	02/17/30	9,359,010	8,552,607
Grace Trust (20-GRCE-A) 2.35%(1)	12/10/40	10,000,000	8,480,171
Houston Galleria Mall Trust (15-HGLR-D) 3.98%(1)	03/05/37	9,500,000	8,662,933
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(1),(3)	12/10/41	5,750,000	5,280,846
JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A) 3.40%(1)	06/05/39	13,765,000	12,936,173
Life Mortgage Trust (21-BMR-G) 4.95% (1 mo. USD LIBOR + 2.950%)(1),(2)	03/15/38	21,126,977	19,551,511
MF1, Ltd. (20-FL3-C) 6.57% (SOFR + 4.614%)(1),(2)	07/15/35	22,100,000	21,856,177
MFT Trust (20-ABC-D) 3.48%(1),(3)	02/10/42	3,245,000	2,626,350
Morgan Stanley Capital I Trust (18-MP-A) 4.28%(1),(3)	07/11/40	5,800,000	5,678,611
Morgan Stanley Capital I Trust (20-CNP-A) 2.43%(1),(3)	04/05/42	18,000,000	15,554,607
One Bryant Park Trust (19-OBP-A) 2.52%(1)	09/15/54	13,570,000	12,066,572
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2A) 3.66%(1),(3)	01/05/43	20,935,000	17,233,056

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
SLG Office Trust (21-OVA-G) 2.85%(1)	07/15/41	$16,460,000	$12,011,668

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $389,906,596)			354,042,926

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—61.7%
Fannie Mae, Pool #MA4152 2.00%	10/01/40	52,705,848	48,946,287
Fannie Mae , Pool #BM5979 3.50%	09/01/45	6,626,366	6,684,565
Fannie Mae , Pool #FM2342 3.50%	12/01/46	3,984,207	4,019,200
Fannie Mae (01-40-Z) 6.00%	08/25/31	67,690	71,313
Fannie Mae (03-117-TG) (PAC) 4.75%	08/25/33	120,504	123,275
Fannie Mae (04-52-SW) (I/O) (I/F) 4.84% (-1 x 1 mo. USD LIBOR + 7.100%)(2)	07/25/34	347,656	17,715
Fannie Mae (04-65-LT) 4.50%	08/25/24	196,635	197,061
Fannie Mae (04-68-LC) 5.00%	09/25/29	703,110	726,647
Fannie Mae (05-117-LC) (PAC) 5.50%	11/25/35	350,750	352,840
Fannie Mae (05-74-CP) (I/F) (PAC) 16.47% (-1 x 1 mo. USD LIBOR + 24.750%)(2)	05/25/35	71,942	79,862
Fannie Mae (07-103-AI) (I/O) (I/F) 4.24% (-1 x 1 mo. USD LIBOR + 6.500%)(2)	03/25/37	2,564,546	257,901
Fannie Mae (07-20-SI) (I/O) (I/F) 4.19% (-1 x 1 mo. USD LIBOR + 6.450%)(2)	03/25/37	669,065	67,233
Fannie Mae (07-21-SE) (I/O) (I/F) 4.18% (-1 x 1 mo. USD LIBOR + 6.440%)(2)	03/25/37	424,841	49,041
Fannie Mae (07-56-SG) (I/O) (I/F) 4.15% (-1 x 1 mo. USD LIBOR + 6.410%)(2)	06/25/37	614,434	33,030
Fannie Mae (07-58-SV) (I/O) (I/F) 4.49% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	06/25/37	2,924,244	320,555
Fannie Mae (07-65-S) (I/O) (I/F) 4.34% (-1 x 1 mo. USD LIBOR + 6.600%)(2)	07/25/37	344,056	31,764
Fannie Mae (07-88-FY) 2.72% (1 mo. USD LIBOR + 0.460%)(2)	09/25/37	354,188	354,880
Fannie Mae (07-B2-ZA) 5.50%	06/25/37	5,761,225	6,231,682
Fannie Mae (08-1-AI) (I/O) (I/F) 3.99% (-1 x 1 mo. USD LIBOR + 6.250%)(2)	05/25/37	2,239,165	115,109
Fannie Mae (08-13-SB) (I/O) (I/F) 3.98% (-1 x 1 mo. USD LIBOR + 6.240%)(2)	03/25/38	2,402,856	355,426
Fannie Mae (08-23-SB) (I/O) (I/F) 4.59% (-1 x 1 mo. USD LIBOR + 6.850%)(2)	04/25/38	3,478,659	334,272
Fannie Mae (08-35-SD) (I/O) (I/F) 4.19% (-1 x 1 mo. USD LIBOR + 6.450%)(2)	05/25/38	227,652	7,003
Fannie Mae (08-66-SG) (I/O) (I/F) 3.81% (-1 x 1 mo. USD LIBOR + 6.070%)(2)	08/25/38	5,462,684	710,074
Fannie Mae (08-68-SA) (I/O) (I/F) 3.71% (-1 x 1 mo. USD LIBOR + 5.970%)(2)	08/25/38	1,789,148	114,287
Fannie Mae (09-3-SH) (I/O) (I/F) 3.19% (-1 x 1 mo. USD LIBOR + 5.450%)(2)	06/25/37	618,348	47,014
Fannie Mae (09-47-SV) (I/O) (I/F) 4.49% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	342,656	24,756
Fannie Mae (09-51-SA) (I/O) (I/F) 4.49% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	2,045,757	200,124
Fannie Mae (09-6-SD) (I/O) (I/F) 3.29% (-1 x 1 mo. USD LIBOR + 5.550%)(2)	02/25/39	490,911	53,129
Fannie Mae (09-68-KB) 4.00%	09/25/24	724,696	728,838
Fannie Mae (09-71-LB) 4.00%	09/25/29	4,855,370	4,909,114
Fannie Mae (09-72-AC) 4.00%	09/25/29	6,340,873	6,466,923
Fannie Mae (09-72-JS) (I/O) (I/F) 4.99% (-1 x 1 mo. USD LIBOR + 7.250%)(2)	09/25/39	389,442	63,968
Fannie Mae (10-136-CX) (PAC) 4.00%	08/25/39	5,036,459	5,032,149
Fannie Mae (11-111-DB) 4.00%	11/25/41	8,069,157	8,227,777
Fannie Mae (12-128-UY) (PAC) 2.50%	11/25/42	11,738,000	10,893,850
Fannie Mae (12-133-GC) (PAC) 2.50%	08/25/41	5,773,149	5,675,788
Fannie Mae (12-153-PC) (PAC) 2.00%	05/25/42	1,501,873	1,456,344
Fannie Mae (13-101-BO) (P/O) 0.00% (4)	10/25/43	3,427,444	2,704,121
Fannie Mae (13-101-CO) (P/O) 0.00% (4)	10/25/43	7,549,498	6,453,222
Fannie Mae (13-95-PN) (PAC) 3.00%	01/25/43	18,411,725	18,277,877
Fannie Mae (16-106-EF) 2.76% (1 mo. USD LIBOR + 0.500%)(2)	01/25/47	12,449,007	12,467,103
Fannie Mae (16-63-AF) 2.76% (1 mo. USD LIBOR + 0.500%)(2)	09/25/46	7,655,312	7,670,332
Fannie Mae (18-25-FA) 2.56% (1 mo. USD LIBOR + 0.300%)(2)	04/25/48	13,869,234	13,718,991
Fannie Mae (18-52 PZ) (PAC) 4.00%	07/25/48	1,934,190	1,945,762
Fannie Mae (18-55 PA) (PAC) 3.50%	01/25/47	2,554,339	2,560,461
Fannie Mae (19-57) 2.50%	10/25/49	8,360,524	8,018,256
Fannie Mae (20-10-FA) 2.76% (1 mo. USD LIBOR + 0.500%)(2)	03/25/50	7,038,708	7,037,716
Fannie Mae (20-12-FL) 2.71% (1 mo. USD LIBOR + 0.450%)(2)	03/25/50	16,352,867	16,329,191

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value

Fannie Mae (93-202-SZ) (I/F) (PAC)
10.00%(3)	11/25/23	$6,348	$6,448
Fannie Mae (95-21-C) (P/O)
0.00%(4)	05/25/24	48,825	47,656
Fannie Mae, Pool #254634
5.50%	02/01/23	3,648	3,658
Fannie Mae, Pool #257536
5.00%	01/01/29	555,257	573,693
Fannie Mae, Pool #310033
6.00%	07/01/47	373,686	405,473
Fannie Mae, Pool #555424
5.50%	05/01/33	1,492,769	1,597,132
Fannie Mae, Pool #661856
1.87% (12 mo. USD LIBOR + 1.623%)(2)	10/01/32	22,070	22,195
Fannie Mae, Pool #671133
1.66% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	60,102	60,982
Fannie Mae, Pool #687847
2.14% (12 mo. USD LIBOR + 1.614%)(2)	02/01/33	17,317	17,273
Fannie Mae, Pool #692104
1.79% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	325,680	328,801
Fannie Mae, Pool #699866
2.59% (12 mo. USD LIBOR + 1.545%)(2)	04/01/33	132,741	136,416
Fannie Mae, Pool #704454
3.08% (12 mo. USD LIBOR + 1.684%)(2)	05/01/33	21,119	21,136
Fannie Mae, Pool #728824
1.87% (12 mo. USD LIBOR + 1.621%)(2)	07/01/33	47,970	47,725
Fannie Mae, Pool #734384
5.50%	07/01/33	207,678	216,300
Fannie Mae, Pool #888593
7.00%	06/01/37	179,821	206,906
Fannie Mae, Pool #934103
5.00%	07/01/38	138,255	137,137
Fannie Mae, Pool #979563
5.00%	04/01/28	339,150	349,275
Fannie Mae, Pool #995040
5.00%	06/01/23	25,245	26,025
Fannie Mae, Pool #995425
6.00%	01/01/24	103,578	104,573
Fannie Mae, Pool #995573
6.00%	01/01/49	1,059,956	1,116,080
Fannie Mae, Pool #995953
6.00%	11/01/28	1,521,271	1,589,859
Fannie Mae, Pool #995954
6.00%	03/01/29	809,642	846,217
Fannie Mae, Pool #AA3303
5.50%	06/01/38	1,883,823	2,029,077
Fannie Mae, Pool #AB6210
3.00%	09/01/42	19,603,780	19,298,587
Fannie Mae, Pool #AE0588
6.00%	08/01/37	3,483,774	3,792,859
Fannie Mae, Pool #AL0851
6.00%	10/01/40	2,180,763	2,393,382
Fannie Mae, Pool #AL1594
6.00%	07/01/40	1,748,408	1,916,488
Fannie Mae, Pool #AL9106
4.50%	02/01/46	8,501,951	8,865,015
Fannie Mae, Pool #AS7241
3.50%	05/01/46	6,921,434	6,988,713
Fannie Mae, Pool #AS9454
4.00%	04/01/47	864,196	880,944
Fannie Mae, Pool #BN4316
4.00%	01/01/49	136,131	138,794
Fannie Mae, Pool #BN6264
4.00%	04/01/49	2,855,114	2,910,879
Fannie Mae, Pool #BQ6913
2.00%	12/01/51	22,255,968	20,063,343
Fannie Mae, Pool #BQ7056
2.00%	01/01/52	47,878,138	43,161,255
Fannie Mae, Pool #BV7761
2.50%	03/01/52	13,934,906	13,020,188
Fannie Mae, Pool #BV8459
3.00%	04/01/52	19,711,707	18,991,689
Fannie Mae, Pool #BV8463
2.50%	04/01/52	26,939,630	25,115,046
Fannie Mae, Pool #BV8464
3.00%	04/01/52	20,436,536	19,690,042
Fannie Mae, Pool #BV8515
3.00%	05/01/52	29,772,928	28,683,504
Fannie Mae, Pool #CA1540
4.00%	04/01/48	12,912,932	13,175,142
Fannie Mae, Pool #CA1710
4.50%	05/01/48	6,164,423	6,350,417
Fannie Mae, Pool #CA1711
4.50%	05/01/48	5,645,145	5,815,471
Fannie Mae, Pool #CA2208
4.50%	08/01/48	5,900,320	6,078,346
Fannie Mae, Pool #CB2852
2.00%	11/01/51	19,565,153	17,637,624
Fannie Mae, Pool #CB3151
2.00%	03/01/52	45,661,402	41,162,909
Fannie Mae, Pool #FM9515
2.50%	11/01/51	21,594,330	20,174,671
Fannie Mae, Pool #FS0139
2.50%	01/01/52	29,902,428	27,944,607
Fannie Mae, Pool #FS1598
2.00%	04/01/52	32,349,628	29,153,536
Fannie Mae, Pool #MA1561
3.00%	09/01/33	19,038,339	19,033,839
Fannie Mae, Pool #MA1584
3.50%	09/01/33	12,139,166	12,450,631
Fannie Mae, Pool #MA2995
4.00%	05/01/47	3,567,348	3,636,989
Fannie Mae, Pool #MA4548
2.50%	02/01/52	19,693,282	18,379,296
Fannie Mae, Pool #MA4579
3.00%	04/01/52	37,244,264	35,902,416
Freddie Mac (4896-DA)
3.00%	01/15/49	1,625,448	1,608,048
Freddie Mac (4648-FA)
2.50% (1 mo. USD LIBOR + 0.500%)(2)	01/15/47	7,145,757	7,160,588
Freddie Mac (4929-FB)
2.71% (1 mo. USD LIBOR + 0.450%)(2)	09/25/49	14,758,601	14,733,444
Freddie Mac (1829-ZB)
6.50%	03/15/26	15,061	15,293
Freddie Mac (2367-ZK)
6.00%	10/15/31	53,081	56,283
Freddie Mac (2514-PZ) (PAC)
5.50%	10/15/32	1,072,652	1,141,609
Freddie Mac (2571-PZ) (PAC)
5.50%	02/15/33	2,336,601	2,460,189
Freddie Mac (2642-AR)
4.50%	07/15/23	39,336	39,548

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Freddie Mac (2647-OV) (P/O) 0.00%(4)	07/15/33	$483,465	$383,551
Freddie Mac (2662-MT) (TAC) 4.50%	08/15/33	766,446	783,773
Freddie Mac (2666-BD) 4.50%	08/15/23	99,367	99,958
Freddie Mac (2700-B) 4.50%	11/15/23	163,862	164,577
Freddie Mac (277-30) 3.00%	09/15/42	10,019,695	9,816,211
Freddie Mac (2903-PO) (P/O) 0.00%(4)	11/15/23	36,000	35,366
Freddie Mac (3045-HZ) 4.50%	10/15/35	648,306	650,656
Freddie Mac (3063-YG) (PAC) 5.50%	11/15/35	10,201,370	10,801,664
Freddie Mac (3114-KZ) 5.00%	02/15/36	7,640,677	8,036,713
Freddie Mac (3146-GE) 5.50%	04/15/26	1,380,534	1,417,176
Freddie Mac (3149-OD) (P/O) (PAC) 0.00%(4)	05/15/36	2,673,173	2,288,960
Freddie Mac (3315-S) (I/O) (I/F) 4.41% (-1 x 1 mo. USD LIBOR + 6.410%)(2)	05/15/37	420,133	45,266
Freddie Mac (3376-SX) (I/O) (I/F) 4.04% (-1 x 1 mo. USD LIBOR + 6.040%)(2)	10/15/37	1,567,156	146,330
Freddie Mac (3410-IS) (I/O) (I/F) 4.27% (-1 x 1 mo. USD LIBOR + 6.270%)(2)	02/15/38	2,006,543	191,216
Freddie Mac (3424-BI) (I/O) (I/F) 4.80% (-1 x 1 mo. USD LIBOR + 6.800%)(2)	04/15/38	2,569,084	408,068
Freddie Mac (3519-SH) (I/O) (I/F) 3.50% (-1 x 1 mo. USD LIBOR + 5.500%)(2)	07/15/37	148,869	15,780
Freddie Mac (3531-SC) (I/O) (I/F) 4.30% (-1 x 1 mo. USD LIBOR + 6.300%)(2)	05/15/39	3,353,864	137,800
Freddie Mac (3541-SA) (I/O) (I/F) 4.75% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	06/15/39	1,156,244	166,062
Freddie Mac (3550-GS) (I/O) (I/F) 4.75% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/15/39	3,065,674	459,026
Freddie Mac (3551-VZ) 5.50%	12/15/32	1,221,745	1,299,102
Freddie Mac (3557-KB) 4.50%	07/15/29	2,173,045	2,218,282
Freddie Mac (3557-NB) 4.50%	07/15/29	5,012,669	5,174,597
Freddie Mac (3558-KB) 4.00%	08/15/29	2,294,283	2,321,730
Freddie Mac (3565-XB) 4.00%	08/15/24	1,456,151	1,463,460
Freddie Mac (3575-D) 4.50%	03/15/37	272,360	281,189
Freddie Mac (3788-SB) (I/O) (I/F) 4.48% (-1 x 1 mo. USD LIBOR + 6.480%)(2)	01/15/41	4,310,985	710,969
Freddie Mac (3885-PO) (P/O) (PAC) 0.00%(4)	11/15/33	951,649	828,314
Freddie Mac (3930-KE) (PAC) 4.00%	09/15/41	10,470,000	10,755,828
Freddie Mac (4030-HS) (I/O) (I/F) 4.61% (-1 x 1 mo. USD LIBOR + 6.610%)(2)	04/15/42	1,598,129	248,155
Freddie Mac (4604-PB) (PAC) 3.00%	01/15/46	2,201,517	2,145,505
Freddie Mac (4846-PA) 4.00%	06/15/47	884,828	888,311
Freddie Mac (5210-LB) 3.00%	08/25/50	16,601,979	14,899,454
Freddie Mac (R002-ZA) 5.50%	06/15/35	2,209,534	2,359,382
Freddie Mac, Pool #A91162 5.00%	02/01/40	11,031,406	11,733,283
Freddie Mac, Pool #A92195 5.00%	05/01/40	2,630,706	2,776,040
Freddie Mac, Pool #G01959 5.00%	12/01/35	55,718	59,233
Freddie Mac, Pool #G06173 4.00%	11/01/40	12,933,509	13,336,760
Freddie Mac, Pool #G07556 4.00%	11/01/43	4,013,654	4,145,279
Freddie Mac, Pool #G07786 4.00%	08/01/44	13,243,994	13,642,640
Freddie Mac, Pool #G07848 3.50%	04/01/44	34,803,925	35,302,757
Freddie Mac, Pool #G08710 3.00%	06/01/46	1,070,171	1,047,861
Freddie Mac, Pool #G08833 5.00%	07/01/48	2,710,899	2,809,558
Freddie Mac, Pool #G08840 5.00%	08/01/48	422,371	438,213
Freddie Mac, Pool #G08843 4.50%	10/01/48	3,745,889	3,861,207
Freddie Mac, Pool #G08848 4.50%	11/01/48	1,830,217	1,883,210
Freddie Mac, Pool #G08849 5.00%	11/01/48	3,296,628	3,432,584
Freddie Mac, Pool #G13390 6.00%	01/01/24	11,762	11,818
Freddie Mac, Pool #G16085 2.50%	02/01/32	3,409,075	3,365,379
Freddie Mac, Pool #G16598 2.50%	12/01/31	3,055,046	3,032,384
Freddie Mac, Pool #G30450 6.00%	01/01/29	591,516	618,713
Freddie Mac, Pool #G30452 6.00%	10/01/28	589,983	617,080
Freddie Mac, Pool #G30454 5.00%	05/01/29	643,043	664,352
Freddie Mac, Pool #G60238 3.50%	10/01/45	3,673,965	3,719,751
Freddie Mac, Pool #G60440 3.50%	03/01/46	26,169,352	26,495,482
Freddie Mac, Pool #G67707 3.50%	01/01/48	14,436,669	14,633,856
Freddie Mac, Pool #G67709 3.50%	03/01/48	21,056,311	21,125,495
Freddie Mac, Pool #G67717 4.00%	11/01/48	30,286,606	31,027,873
Freddie Mac, Pool #N70081 5.50%	07/01/38	1,736,471	1,796,468
Freddie Mac, Pool #P51350 5.00%	03/01/36	1,497,721	1,585,058
Freddie Mac, Pool #QE0312 2.00%	04/01/52	12,327,679	11,089,734

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value

Freddie Mac, Pool #RA6528
2.50%	02/01/52	$8,813,115	$8,225,235
Freddie Mac, Pool #SD7513
3.50%	04/01/50	15,853,381	15,929,453
Freddie Mac, Pool #SD8194
2.50%	02/01/52	19,528,598	18,225,940
Freddie Mac, Pool #SD8199
2.00%	03/01/52	7,885,601	7,093,729
Freddie Mac, Pool #SD8205
2.50%	04/01/52	3,241,020	3,025,623
Freddie Mac, Pool #SD8212
2.50%	05/01/52	20,156,011	18,786,448
Freddie Mac, Pool #ZT1491
3.50%	11/01/48	8,721,285	8,806,059
Ginnie Mae (11-70-BO) (P/O)
0.00% (4)	05/20/41	4,020,451	3,427,906
Ginnie Mae (15-42-ZB)
3.00%	03/20/45	19,875,025	19,235,421
Ginnie Mae (15-43-DM)
2.50%	03/20/45	20,000,000	19,307,052
Ginnie Mae (15-44-Z)
3.00%	03/20/45	13,449,606	12,894,893
Ginnie Mae II, Pool #80963
1.63% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	07/20/34	65,515	65,671
Ginnie Mae II, Pool #MA2374
5.00%	11/20/44	228,883	241,483
Ginnie Mae II, Pool #MA2828
4.50%	05/20/45	157,924	166,229
Ginnie Mae II, Pool #MA3456
4.50%	02/20/46	836,052	880,018
Ginnie Mae II, Pool #MA3521
3.50%	03/20/46	20,722,938	20,890,744
Ginnie Mae II, Pool #MA3662
3.00%	05/20/46	6,085,031	6,012,943
Ginnie Mae II, Pool #MA3663
3.50%	05/20/46	9,906,966	9,980,996
Ginnie Mae II, Pool #MA3665
4.50%	05/20/46	1,340,317	1,400,614
Ginnie Mae II, Pool #MA3735
3.00%	06/20/46	77,049	76,225
Ginnie Mae II, Pool #MA3739
5.00%	06/20/46	2,752,626	2,928,525
Ginnie Mae II, Pool #MA3876
4.50%	08/20/46	85,746	89,604
Ginnie Mae II, Pool #MA3877
5.00%	08/20/46	1,198,261	1,269,297
Ginnie Mae II, Pool #MA4006
4.50%	10/20/46	38,346	40,071
Ginnie Mae II, Pool #MA4007
5.00%	10/20/46	2,338,139	2,482,343
Ginnie Mae II, Pool #MA4071
4.50%	11/20/46	168,781	178,482
Ginnie Mae II, Pool #MA4129
4.50%	12/20/46	61,740	64,083
Ginnie Mae II, Pool #MA4199
5.00%	01/20/47	2,402,085	2,554,987
Ginnie Mae II, Pool #MA4264
4.50%	02/20/47	6,173,862	6,399,392
Ginnie Mae II, Pool #MA4265
5.00%	02/20/47	2,118,987	2,243,248
Ginnie Mae II, Pool #MA4324
5.00%	03/20/47	2,382,044	2,515,780
Ginnie Mae II, Pool #MA4385
5.00%	04/20/47	471,148	496,644
Ginnie Mae II, Pool #MA4454
5.00%	05/20/47	364,016	381,049
Ginnie Mae II, Pool #MA4513
5.00%	06/20/47	1,361,939	1,414,351
Ginnie Mae II, Pool #MA4781
5.00%	10/20/47	1,484,386	1,561,465
Ginnie Mae II, Pool #MA4836
3.00%	11/20/47	8,019,295	7,919,280
Ginnie Mae II, Pool #MA4838
4.00%	11/20/47	7,677,957	7,827,359
Ginnie Mae II, Pool #MA4900
3.50%	12/20/47	5,729,849	5,767,294
Ginnie Mae II, Pool #MA4901
4.00%	12/20/47	524,556	534,763
Ginnie Mae II, Pool #MA5467
4.50%	09/20/48	498,120	513,019
Ginnie Mae II, Pool #MA6080
3.00%	08/20/49	206,587	197,878
Ginnie Mae II, Pool #MA6209
3.00%	10/20/49	3,075,044	2,945,403
Ginnie Mae II TBA, 30-Year
2.50%(5)	08/18/52	110,825,000	104,895,293
Uniform Mortgage-Backed Securities TBA, 30-Year
3.50%(5)	09/14/52	107,600,000	106,227,734
2.00%(5)	09/14/52	295,000,000	265,173,518
2.50%(5)	09/14/52	256,900,000	239,181,044
3.00%(5)	09/14/52	136,150,000	131,041,928
4.00%(5)	09/14/52	127,275,000	127,723,242
4.50%(5)	09/14/52	75,750,000	76,924,704

Total Residential Mortgage-Backed Securities—Agency (Cost: $2,279,030,007)			2,293,134,450

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—30.9%
ACE Securities Corp. (07-ASP1-A2C)
2.78% (1 mo. USD LIBOR + 0.520%)(2)	03/25/37	11,128,344	5,768,147
ACE Securities Corp. (07-ASP1-A2D)
3.02% (1 mo. USD LIBOR + 0.760%)(2)	03/25/37	5,981,367	3,101,809
ACE Securities Corp. (07-HE1-A1)
2.56% (1 mo. USD LIBOR + 0.300%)(2)	01/25/37	28,514,128	16,833,832
Argent Securities Trust (06-M1-A2C)
2.56% (1 mo. USD LIBOR + 0.300%)(2)	07/25/36	47,015,975	14,206,638
Argent Securities Trust (06-W4-A2C)
2.58% (1 mo. USD LIBOR + 0.320%)(2)	05/25/36	17,273,083	4,638,210
Argent Securities, Inc. Asset-Backed Pass-Through Certificates (05-W3-M2)
2.95% (1 mo. USD LIBOR + 0.690%)(2)	11/25/35	29,183,398	24,639,333
Asset-Backed Funding Certificates (07-WMC1-A2A)
3.01% (1 mo. USD LIBOR + 0.750%)(2)	06/25/37	9,898,628	8,355,676
Banc of America Funding Corp. (04-B-3A1)
2.41%(3),(6)	12/20/34	149,854	129,463
Banc of America Funding Corp. (06-D-2A1)
3.50%(3),(6)	05/20/36	48,795	44,806
Banc of America Funding Corp. (06-D-3A1)
3.40%(3),(6)	05/20/36	1,483,124	1,365,748
Banc of America Funding Corp. (15-R8-1A1)
1.32%(1),(3)	11/26/46	239,580	238,463
Banc of America Funding Trust (06-3-4A14)
6.00%	03/25/36	287,088	256,658

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Banc of America Funding Trust (06-3-5A3) 5.50%(6)	03/25/36	$1,343,786	$1,217,560
BCAP LLC Trust (06-AA2-A1) 2.60% (1 mo. USD LIBOR + 0.340%)(2)	01/25/37	11,620,110	10,416,945
Bear Stearns Alt-A Trust (05-2-2A4) 3.01%(3)	04/25/35	1,383	1,306
Bear Stearns Alt-A Trust (05-4-23A1) 2.75%(3),(6)	05/25/35	2,346,255	2,256,098
Bear Stearns Alt-A Trust (06-4-32A1) 3.37%(3),(6)	07/25/36	324,859	183,340
Bear Stearns ARM Trust (04-12-1A1) 2.89%(3)	02/25/35	256,893	246,161
Bear Stearns ARM Trust (05-10-A3) 2.96%(3)	10/25/35	1,584,644	1,502,064
Bear Stearns ARM Trust (06-2-2A1) 3.30%(3),(6)	07/25/36	762,679	680,695
Bear Stearns ARM Trust (07-1-1A1) 3.14%(3)	02/25/47	8,742,087	7,948,714
Bear Stearns ARM Trust (07-1-2A1) 2.72%(3),(6)	02/25/47	115,444	105,410
Bear Stearns ARM Trust (07-5-3A1) 3.50%(3),(6)	08/25/47	459,678	389,044
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3) 5.50%(3)	09/25/35	928,555	843,093
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4) 5.40%(3)	09/25/35	1,985,408	1,796,868
Bear Stearns Mortgage Funding Trust (06-AR1-2A1) 2.70% (1 mo. USD LIBOR + 0.440%)(2)	08/25/36	9,159,535	8,363,564
Bear Stearns Mortgage Funding Trust (06-AR3-1A1) 2.44% (1 mo. USD LIBOR + 0.180%)(2)	10/25/36	296,789	260,716
BNC Mortgage Loan Trust (07-1-A4) 2.42% (1 mo. USD LIBOR + 0.160%)(2)	03/25/37	4,497,365	4,366,122
C-BASS Mortgage Loan Trust (07-CB2-A2B) 3.56%	02/25/37	2,478,619	1,684,471
C-BASS Mortgage Loan Trust (07-CB2-A2C) 3.56%	02/25/37	8,525,971	5,636,686
Chase Mortgage Finance Corp. (06-A1-2A1) 3.19%(3),(6)	09/25/36	359,602	319,811
Chase Mortgage Finance Corp. (07-A1-8A1) 2.46%(3)	02/25/37	1,326,523	1,309,210
Chaseflex Trust (05-1-1A5) 6.50%(6)	02/25/35	2,224,530	1,934,896
CIM Trust (18-R5-A1) 3.75%(1),(3)	07/25/58	9,551,126	9,283,968
CIM Trust (18-R6-A1) 2.79% (1 mo. USD LIBOR + 1.076%)(1),(2)	09/25/58	8,304,613	8,097,274
CIM Trust (19-R3-A) 2.63%(1),(3)	06/25/58	12,737,245	11,873,756
CIM Trust (20-NR1-A) 3.45%(1)	06/26/62	26,455,088	25,457,205
CIM Trust (20-R1-A1) 2.85%(1),(3)	10/27/59	21,706,256	20,188,898
CIM Trust (20-R3-A1A) 4.00%(1),(3)	01/26/60	16,448,071	15,980,918
CIM Trust (20-R4-A1A) 3.30%(1),(3)	06/25/60	19,877,753	18,579,278
CIM Trust (20-R6-A1A) 2.25%(1),(3)	12/25/60	13,156,922	12,011,841
CIM Trust (20-R7-A1A) 2.25%(1),(3)	12/27/61	21,706,256	19,926,556
CIM Trust (21-NR2-A1) 2.57%(1)	07/25/59	18,295,475	17,510,705
CIM Trust (21-NR3-A1) 2.57%(1)	06/25/57	9,467,503	9,010,219
CIM Trust (21-R3-A1A) 1.95%(1),(3)	06/25/57	23,906,063	21,511,113
Citigroup Mortgage Loan Trust (06-HE3-A1) 2.54% (1 mo. USD LIBOR + 0.280%)(1),(2)	12/25/36	7,527,988	7,365,216
Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A) 2.86%(3),(6)	07/25/36	1,711,484	1,278,532
Citigroup Mortgage Loan Trust, Inc. (07-12-2A1) 6.50%(1),(3),(6)	10/25/36	2,320,299	1,410,549
CitiMortgage Alternative Loan Trust (07-A5-1A6) 6.00%(6)	05/25/37	9,024,442	8,525,846
Connecticut Avenue Securities Trust (19-R01-2B1) 6.61% (1 mo. USD LIBOR + 4.350%)(1),(2)	07/25/31	4,000,000	3,999,889
Connecticut Avenue Securities Trust (19-R02-1B1) 6.41% (1 mo. USD LIBOR + 4.150%)(1),(2)	08/25/31	2,000,000	1,983,897
Connecticut Avenue Securities Trust (19-R06-2B1) 6.01% (1 mo. USD LIBOR + 3.750%)(1),(2)	09/25/39	9,175,000	8,826,751
Connecticut Avenue Securities Trust (21-R01-1B2) 7.51% (SOFR30A + 6.000%)(1),(2)	10/25/41	10,500,000	9,345,477
Conseco Finance Securitizations Corp. (00-4-A5) 7.97%	05/01/32	45,277,023	10,558,434
Conseco Financial Corp. (99-2-A7) 6.44%	12/01/30	1,371,734	1,444,454
Countrywide Alternative Loan Trust (05-84-1A1) 2.13%(3),(6)	02/25/36	94,883	88,372
Countrywide Alternative Loan Trust (05-J1-2A1) 5.50%	02/25/25	140,791	136,240
Countrywide Alternative Loan Trust (06-HY12-A5) 3.59%(3)	08/25/36	5,250,227	4,932,295
Countrywide Alternative Loan Trust (07-19-1A34) 6.00%(6)	08/25/37	11,344,987	6,541,136
Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3) 5.50%	08/25/34	3,027,884	2,946,496
Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1) 2.86% (1 mo. USD LIBOR + 0.600%)(2)	05/25/35	6,372,673	5,359,947
Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1) 2.99%(3),(6)	09/20/35	12,362	10,421
Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1) 3.21%(3),(6)	09/25/47	3,560	2,968
Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1) 3.43%(3),(6)	03/25/37	30,879	24,643
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33	13,928	13,670
Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1) 6.50%(6)	12/25/35	1,613,708	982,246

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1) 6.50%	01/25/36	$6,027,666	$1,789,792
Credit Suisse Mortgage Trust (21-RP11-PT) 3.77%(1),(3),(6)	10/25/61	14,235,746	13,198,341
Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4) 2.58% (1 mo. USD LIBOR + 0.320%)(2)	10/25/36	18,107,214	12,722,935
Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4) 2.72% (1 mo. USD LIBOR + 0.230%)(2)	11/25/36	12,348,431	6,211,690
CSMC Mortgage-Backed Trust (06-8-3A1) 6.00%	10/25/21	756,851	404,218
CSMC Mortgage-Backed Trust (06-9-5A1) 5.50%	11/25/36	308,208	265,780
CSMC Mortgage-Backed Trust (07-2-3A4) 5.50%(6)	03/25/37	4,229,222	2,620,305
CSMC Mortgage-Backed Trust (22-RPL1-PT) 4.27%(1),(3)	04/25/61	14,127,374	13,800,414
CSMCM Trust Certificates (21-RP11-CERT) 3.78%(1)	10/27/61	614,538	534,267
CSMCM Trust Certificates (22-RPL1-CERT) 4.23%(1)	04/25/61	620,000	606,219
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (05-1-1A3) 2.76% (1 mo. USD LIBOR + 0.500%)(2)	02/25/35	3,829,934	3,681,976
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6) 2.64% (1 mo. USD LIBOR + 0.380%)(2)	02/25/37	179,409	161,736
DSLA Mortgage Loan Trust (05-AR6-2A1A) 2.70% (1 mo. USD LIBOR + 0.580%)(2)	10/19/45	1,701,816	1,505,016
DSLA Mortgage Loan Trust (06-AR2-2A1A) 2.32% (1 mo. USD LIBOR + 0.200%)(2)	10/19/36	20,302,278	14,756,479
DSLA Mortgage Loan Trust (07-AR1-2A1A) 2.26% (1 mo. USD LIBOR + 0.140%)(2)	03/19/37	4,434,729	3,749,489
Fieldstone Mortgage Investment Corp. (07-1-2A2) 2.16% (1 mo. USD LIBOR + 0.270%)(2)	04/25/47	2,746,312	2,043,279
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C) 2.42% (1 mo. USD LIBOR + 0.160%)(2)	12/25/37	10,389,194	9,519,037
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D) 2.47% (1 mo. USD LIBOR + 0.210%)(2)	12/25/37	6,096,733	5,603,608
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C) 2.40% (1 mo. USD LIBOR + 0.140%)(2)	01/25/38	3,330,534	1,958,255
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D) 2.48% (1 mo. USD LIBOR + 0.220%)(2)	01/25/38	16,301,615	9,667,806
First Franklin Mortgage Loan Trust (06-FF12-A1) 2.36% (1 mo. USD LIBOR + 0.105%)(2)	09/25/36	5,864,144	5,409,796
First Franklin Mortgage Loan Trust (06-FF9-2A4) 2.76% (1 mo. USD LIBOR + 0.500%)(2)	06/25/36	9,068,000	7,857,808
First Franklin Mortgage Loan Trust (07-FF2-A1) 2.40% (1 mo. USD LIBOR + 0.140%)(2)	03/25/37	34,449,238	19,433,984
First Franklin Mortgage Loan Trust (07-FF2-A2C) 2.41% (1 mo. USD LIBOR + 0.150%)(2)	03/25/37	37,300,975	19,661,889
First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1) 2.49%(3),(6)	05/25/35	1,398,051	1,310,459
First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1) 3.10%(3),(6)	09/25/35	1,501,883	1,326,080
First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1) 2.61%(3),(6)	09/25/35	961,166	866,888
First Horizon Alternative Mortgage Securities Trust (06-AA7-A1) 3.14%(3),(6)	01/25/37	4,807,041	3,852,774
Fremont Home Loan Trust (05-E-2A4) 2.92% (1 mo. USD LIBOR + 0.660%)(2)	01/25/36	9,714,948	9,436,325
GMACM Mortgage Loan Trust (05-AR5-2A1) 2.94%(3)	09/19/35	1,775,725	1,263,143
GreenPoint Mortgage Funding Trust (05-AR3-1A1) 2.74% (1 mo. USD LIBOR + 0.480%)(2)	08/25/45	222,116	176,878
GSAA Home Equity Trust (05-7-AF5) 5.11%	05/25/35	88,650	87,146
GSR Mortgage Loan Trust (04-9-3A1) 3.50%(3)	08/25/34	1,195,113	1,129,495
GSR Mortgage Loan Trust (06-OA1-2A2) 2.78% (1 mo. USD LIBOR + 0.520%)(2)	08/25/46	42,690,170	15,504,664
GSR Mortgage Loan Trust (07-3F-3A7) 6.00%(6)	05/25/37	4,779,025	3,700,160
GSR Mortgage Loan Trust (07-AR2-2A1) 2.90%(3)	05/25/37	1,600,461	998,261
GSR Mortgage Loan Trust (07-AR2-5A1A) 3.25%(3),(6)	05/25/37	797,243	728,343
HarborView Mortgage Loan Trust (06-1-1A1A) 2.64% (1 mo. USD LIBOR + 0.520%)(2),(6)	03/19/36	23,264,636	15,222,858
HarborView Mortgage Loan Trust (07-3-1A1A) 2.52% (1 mo. USD LIBOR + 0.200%)(2)	05/19/47	9,651,326	8,488,710
HSI Asset Loan Obligation Trust (07-2-2A12) 6.00%	09/25/37	586,586	477,664
HSI Asset Securitization Corp. (06-HE2-1A) 2.52% (1 mo. USD LIBOR + 0.260%)(2)	12/25/36	36,465,789	16,719,127
HSI Asset Securitization Corp. (06-WMC1-A3) 2.56% (1 mo. USD LIBOR + 0.300%)(2)	07/25/36	24,755,227	12,247,721
Impac CMB Trust (05-1-1A1) 2.78% (1 mo. USD LIBOR + 0.520%)(2)	04/25/35	476,564	452,245
Impac CMB Trust (05-5-A2) 2.70% (1 mo. USD LIBOR + 0.220%)(2)	08/25/35	2,281,536	2,121,290

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Impac Secured Assets Trust (06-3-A1) 2.60% (1 mo. USD LIBOR + 0.340%)(2),(6)	11/25/36	$4,001,231	$3,461,162
IndyMac Index Mortgage Loan Trust (04-AR4-2A) 3.53%(3)	08/25/34	2,640,765	2,611,200
IndyMac Index Mortgage Loan Trust (04-AR9-4A) 3.25%(3)	11/25/34	306,256	286,868
IndyMac Index Mortgage Loan Trust (05-AR17-3A1) 3.01%(3),(6)	09/25/35	2,573,737	1,888,328
IndyMac Index Mortgage Loan Trust (05-AR23-2A1) 2.87%(3)	11/25/35	1,672,329	1,459,068
IndyMac Index Mortgage Loan Trust (05-AR23-6A1) 2.92%(3),(6)	11/25/35	2,493,847	2,173,296
IndyMac Index Mortgage Loan Trust (05-AR25-2A1) 3.12%(3)	12/25/35	1,277,153	1,205,408
IndyMac Index Mortgage Loan Trust (05-AR7-2A1) 2.52%(3),(6)	06/25/35	788,462	663,469
IndyMac Index Mortgage Loan Trust (06-AR39-A1) 2.44% (1 mo. USD LIBOR + 0.180%)(2)	02/25/37	4,519,750	4,088,254
IndyMac Index Mortgage Loan Trust (07-AR11-1A1) 2.88%(3),(6)	06/25/37	12,301	10,531
IndyMac Index Mortgage Loan Trust (07-AR5-2A1) 2.98%(3),(6)	05/25/37	8,652,530	7,518,582
IndyMac Index Mortgage Loan Trust (07-AR7-1A1) 2.65%(3),(6)	11/25/37	1,700,551	1,446,836
IndyMac INDX Mortgage Loan Trust (06-AR6-2A1A) 2.66% (1 mo. USD LIBOR + 0.400%)(2),(6)	06/25/46	7,696,042	7,236,503
JPMorgan Alternative Loan Trust (06-A2-5A1) 3.32%(3),(6)	05/25/36	3,343,110	2,062,023
JPMorgan Alternative Loan Trust (06-A4-A8) 3.38%(3),(6)	09/25/36	281,320	300,899
JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4) 5.76%	10/25/36	4,079,368	2,728,172
JPMorgan Mortgage Acquisition Trust (06-WMC4-A3) 2.38% (1 mo. USD LIBOR + 0.120%)(2)	12/25/36	26,455,471	15,035,545
JPMorgan Mortgage Trust (05-A6-7A1) 3.11%(3),(6)	08/25/35	114,106	99,851
JPMorgan Mortgage Trust (06-A2-5A3) 2.34%(3)	11/25/33	584,256	560,612
JPMorgan Mortgage Trust (06-A4-1A4) 3.34%(3),(6)	06/25/36	207,456	161,754
JPMorgan Mortgage Trust (06-A7-2A4R) 3.19%(3),(6)	01/25/37	8,966	7,879
JPMorgan Mortgage Trust (06-S2-2A2) 5.88%(6)	06/25/21	9,095	9,156
Lehman Mortgage Trust (06-4-4A1) 6.00%(6)	08/25/21	523,504	424,845
Lehman XS Trust (06-10N-1A3A) 2.68% (1 mo. USD LIBOR + 0.420%)(2)	07/25/46	6,916,760	6,805,480
Lehman XS Trust (06-12N-A2A1) 1.31% (1 mo. USD LIBOR + 0.300%)(2) (7)	08/25/46	89	—
Lehman XS Trust (06-12N-A31A) 2.66% (1 mo. USD LIBOR + 0.400%)(2)	08/25/46	2,121,065	2,087,198
Lehman XS Trust (06-13-1A2) 2.60% (1 mo. USD LIBOR + 0.340%)(2),(7)	09/25/36	94	—
Lehman XS Trust (06-GP2-3A1) 2.66% (1 mo. USD LIBOR + 0.400%)(2)	06/25/46	11,580,269	10,584,170
Lehman XS Trust (06-GP4-3A2A) 2.58% (1 mo. USD LIBOR + 0.160%)(2),(7)	08/25/46	673	—
Lehman XS Trust (06-GP4-3A5) 2.71% (1 mo. USD LIBOR + 0.450%)(2)	08/25/46	7,630,570	7,433,972
LHOME Mortgage Trust (21-RTL3-A1) 2.36%(1)	09/25/26	18,725,000	17,611,048
MASTR Alternative Loans Trust (05-4-1A1) 6.50%	05/25/35	4,226,252	3,796,017
MASTR Alternative Loans Trust (06-2-2A1) 2.66% (1 mo. USD LIBOR + 0.400%)(2),(6),(7)	03/25/36	65,633	6,072
MASTR Asset Securitization Trust (06-3-2A1) 2.71% (1 mo. USD LIBOR + 0.450%)(2)	10/25/36	28,523	4,131
MASTR Asset-Backed Securities Trust (06-AB1-A4) 6.22%	02/25/36	235,787	199,436
MASTR Asset-Backed Securities Trust (06-HE5-A3) 2.42% (1 mo. USD LIBOR + 0.160%)(2)	11/25/36	14,995,068	9,516,788
MASTR Seasoned Securitization Trust (04-1-4A1) 3.74%(3)	10/25/32	3,637	3,589
Merrill Lynch Alternative Note Asset Trust (07-A1-A2C) 2.72% (1 mo. USD LIBOR + 0.460%)(2)	01/25/37	1,545,940	512,397
Merrill Lynch Alternative Note Asset Trust (07-A1-A3) 2.58% (1 mo. USD LIBOR + 0.320%)(2)	01/25/37	795,231	288,241
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B) 2.60% (1 mo. USD LIBOR + 0.340%)(2)	04/25/37	35,659,441	15,333,492
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C) 2.76% (1 mo. USD LIBOR + 0.500%)(2)	04/25/37	19,899,668	8,662,974
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D) 2.94% (1 mo. USD LIBOR + 0.680%)(2)	04/25/37	5,080,855	2,242,266
Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C) 2.50% (1 mo. USD LIBOR + 0.240%)(2)	05/25/37	4,483,380	3,607,905
Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B) 2.39% (1 mo. USD LIBOR + 0.130%)(2)	06/25/37	1,917,541	1,240,946
Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3) 2.42% (1 mo. USD LIBOR + 0.160%)(2)	07/25/37	25,726,172	18,812,976
Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1) 5.28% (1-year Treasury Constant Maturity Rate + 2.400%)(2),(6)	08/25/36	594,344	541,787
Mid-State Trust (05-1-A) 5.75%	01/15/40	1,473,599	1,458,883

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2) 3.22% (1 mo. USD LIBOR + 0.960%)(2)	09/25/34	$431,884	$418,334
Morgan Stanley Home Equity Loan Trust (06-2-A4) 2.82% (1 mo. USD LIBOR + 0.560%)(2)	02/25/36	742,658	741,610
Morgan Stanley Mortgage Loan Trust (07-3XS-2A6) 5.76%	01/25/47	2,153,044	756,829
Morgan Stanley Mortgage Loan Trust (07-7AX-2A1) 2.50% (1 mo. USD LIBOR + 0.240%)(2)	04/25/37	2,760,742	940,505
MortgageIT Trust (05-4-A1) 2.82% (1 mo. USD LIBOR + 0.560%)(2)	10/25/35	712,041	685,522
New Century Home Equity Loan Trust (06-1-A2B) 2.62% (1 mo. USD LIBOR + 0.360%)(2)	05/25/36	13,566,379	13,236,478
Oakwood Mortgage Investors, Inc. (02-A-A4) 6.97% (3)	03/15/32	445,565	444,266
Oakwood Mortgage Investors, Inc. (99-E-A1) 7.61% (3)	03/15/30	6,273,043	4,326,098
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 2.80% (1 mo. USD LIBOR + 0.540%)(2)	03/25/37	9,125,030	8,844,716
Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C) 2.58% (1 mo. USD LIBOR + 0.320%)(2)	09/25/37	15,961,508	8,005,300
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3) 3.08% (1 mo. USD LIBOR + 0.825%)(2)	07/25/35	10,000,000	9,608,117
PRET LLC (22-RN1-A1) 3.72%(1)	07/25/51	18,435,207	17,647,520
PRPM LLC (21-10-A1) 2.49%(1)	10/25/26	15,864,755	14,992,909
PRPM LLC (21-9-A1) 2.36%(1)	10/25/26	8,866,595	8,384,927
PRPM LLC (22-1-A1) 3.72%(1)	02/25/27	14,601,714	14,113,956
PRPM LLC (22-2-A1) 5.00%(1),(6)	03/25/27	13,760,650	13,453,262
PRPM LLC (22-3-A1) 5.56%(1)	06/25/27	18,637,189	18,331,679
RAAC Series Trust (05-SP1-4A1) 7.00%	09/25/34	1,208,731	1,142,676
RALI Trust (05-QA13-2A1) 4.09%(3),(6)	12/25/35	419,138	355,939
RALI Trust (05-QA7-A21) 3.62%(3),(6)	07/25/35	1,145,923	1,088,869
Residential Accredit Loans, Inc. (05-QA8-CB21) 3.99%(3),(6)	07/25/35	2,912,463	1,770,908
Residential Accredit Loans, Inc. (06-QA1-A21) 4.52%(3),(6)	01/25/36	9,475	7,756
Residential Accredit Loans, Inc. (06-QA10-A2) 2.62% (1 mo. USD LIBOR + 0.360%)(2)	12/25/36	8,037,116	6,703,043
Residential Accredit Loans, Inc. (06-QA2-1A1) 2.51% (1 mo. USD LIBOR + 0.250%)(2),(6)	02/25/36	12,249	8,533
Residential Accredit Loans, Inc. (06-QS10-AV) (I/O) 0.58%(3),(7)	08/25/36	20,958,733	399,102
Residential Accredit Loans, Inc. (06-QS5-A5) 6.00%(6)	05/25/36	2,434,285	2,178,434
Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O) 0.77%(3),(7)	06/25/36	27,592,739	607,297
Residential Accredit Loans, Inc. (06-QS7-AV) (I/O) 0.71%(3),(7)	06/25/36	5,560,115	63,095
Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O) 0.17%(3),(7)	01/25/37	1,455,277	8,626
Residential Accredit Loans, Inc. (07-QS2-AV) (I/O) 0.33%(3),(7)	01/25/37	10,220,968	115,021
Residential Accredit Loans, Inc. (07-QS3-AV) (I/O) 0.36%(3),(7)	02/25/37	45,487,760	542,314
Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O) 0.36%(3),(7)	03/25/37	5,301,034	62,803
Residential Accredit Loans, Inc. (07-QS5-AV) (I/O) 0.29%(3),(7)	03/25/37	6,689,516	56,458
Residential Accredit Loans, Inc. (07-QS6-A45) 5.75%(6)	04/25/37	1,507,911	1,324,867
Residential Accredit Loans, Inc. (07-QS8-AV) (I/O) 0.43%(3),(7)	06/25/37	10,714,613	163,810
Residential Asset Securitization Trust (07-A3-1A4) 5.75%(6)	04/25/37	2,331,690	1,373,579
Residential Funding Mortgage Securities I (05-SA5-2A) 3.49%(3),(6)	11/25/35	9,360	8,014
Residential Funding Mortgage Securities I (06-S9-A3) (PAC) 5.75%(6)	09/25/36	327,494	278,164
Residential Funding Mortgage Securities I (07-S2-A9) 6.00%(6)	02/25/37	3,256,592	2,771,786
Residential Funding Mortgage Securities I (07-SA2-2A2) 3.45%(3),(6)	04/25/37	10,298	8,332
Roc Mortgage Trust (21-RTL1-A1) 2.49%(1),(3)	08/25/26	16,300,000	15,343,987
Saxon Asset Securities Trust (06-3-A3) 2.43% (1 mo. USD LIBOR + 0.170%)(2)	10/25/46	4,196,467	4,106,494
Saxon Asset Securities Trust (07-2-A2C) 2.50% (1 mo. USD LIBOR + 0.240%)(2)	05/25/47	10,993,618	8,190,349
Saxon Asset Securities Trust (07-2-A2D) 2.56% (1 mo. USD LIBOR + 0.300%)(2)	05/25/47	12,788,234	9,537,593
Securitized Asset Backed Receivables LLC Trust (06-WM4-A1) 2.64% (1 mo. USD LIBOR + 0.380%)(1),(2)	11/25/36	27,727,489	14,139,809
Securitized Asset Backed Receivables LLC Trust (07-BR2-A1) 2.44% (1 mo. USD LIBOR + 0.180%)(1),(2)	02/25/37	21,305,513	17,990,689
Securitized Asset-Backed Receivables LLC Trust (06-CB1-AF2) 2.88%	01/25/36	2,920,774	2,400,423
Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C) 2.60% (1 mo. USD LIBOR + 0.340%)(2)	02/25/37	7,838,593	3,729,173
Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2) 2.49% (1 mo. USD LIBOR + 0.230%)(2)	02/25/37	26,889,972	12,863,991
Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B) 2.40% (1 mo. USD LIBOR + 0.140%)(2)	01/25/37	12,854,645	11,609,202
Sequoia Mortgage Trust (03-8-A1) 2.77% (1 mo. USD LIBOR + 0.640%)(2)	01/20/34	418,314	398,686

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount	Value
SG Mortgage Securities Trust (07-NC1-A2) 2.50% (1 mo. USD LIBOR + 0.240%)(1),(2)	12/25/36	$15,890,014	$10,194,680
Soundview Home Equity Loan Trust (07-OPT3-2A4) 2.51% (1 mo. USD LIBOR + 0.250%)(2)	08/25/37	4,000,000	3,696,627
Structured Adjustable Rate Mortgage Loan Trust (04-12-2A) 2.96%(3)	09/25/34	530,970	521,105
Structured Adjustable Rate Mortgage Loan Trust (04-14-2A) 2.70%(3)	10/25/34	1,042,207	1,022,821
Structured Adjustable Rate Mortgage Loan Trust (06-2-3A1) 2.95%(3),(6)	03/25/36	9,702,002	9,303,796
Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1) 3.06%(3),(6)	03/25/36	235,530	181,223
Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1) 3.14%(3),(6)	05/25/36	1,361,167	1,057,021
Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1) 3.20% (3),(6)	06/25/36	1,633,426	1,502,488
Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1) 2.30%(3)	02/25/37	1,516,659	856,764
Structured Asset Mortgage Investments II Trust (07-AR4-A5) 2.48% (1 mo. USD LIBOR + 0.220%)(2)	09/25/47	13,905,227	12,939,641
Structured Asset Securities Corp. (05-2XS-1A5B) 5.15%	02/25/35	1	1
SunTrust Adjustable Rate Mortgage Loan Trust (07-2-2A1) 2.70%(3)	04/25/37	99,052	66,129
SunTrust Adjustable Rate Mortgage Loan Trust (07-3-1A1) 3.10%(3)	06/25/37	2,566	1,834
SunTrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1) 3.10%(3)	01/25/37	238,438	237,474
Wachovia Mortgage Loan Trust LLC (06-AMN1-A3) 1.69% (1 mo. USD LIBOR + 0.480%)(2)	08/25/36	5,783,687	2,458,679
WaMu Mortgage Pass-Through Certificates (04-AR14-A1) 2.81%(3)	01/25/35	2,626,637	2,506,224
WaMu Mortgage Pass-Through Certificates (05-AR14-2A1) 2.90%(3)	12/25/35	611,655	584,855
WaMu Mortgage Pass-Through Certificates (05-AR18-1A1) 2.83%(3)	01/25/36	899,708	856,371
WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A) 1.71% (12 mo. Monthly Treasury Average Index + 1.070%)(2)	01/25/46	6,372,379	5,899,073
WaMu Mortgage Pass-Through Certificates (06-AR11-1A) 1.60% (12 mo. Monthly Treasury Average Index + 0.960%)(2),(6)	09/25/46	2,155,245	1,856,509
WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A) 1.29% (12 mo. Monthly Treasury Average Index + 0.810%)(2)	12/25/46	2,245,804	2,033,558
Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1) 2.67%(3)	11/25/30	30,665	30,368
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2) 5.75%(6)	02/25/36	590,787	549,455
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1) 2.86% (1 mo. USD LIBOR + 0.600%)(2),(6)	07/25/36	1,203,436	802,018
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A) 2.60% (1 mo. USD LIBOR + 0.340%)(2)	12/25/36	1,827,055	1,692,795
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A) 1.89% (11th District Cost of Funds + 1.250%)(2),(6)	04/25/47	953,188	863,253
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3) 2.88% (1 mo. USD LIBOR + 0.620%)(2)	06/25/37	2,664,440	2,507,737
Washington Mutual Asset-Backed Certificates (06-HE1-2A4) 2.82% (1 mo. USD LIBOR + 0.560%)(2)	04/25/36	2,205,526	2,130,599
Washington Mutual Asset-Backed Certificates (07-HE2-2A1) 2.36% (1 mo. USD LIBOR + 0.100%)(2)	02/25/37	15,812,743	5,138,028
Wells Fargo Home Equity Asset-Backed Securities (07-1-A3) 2.90% (1 mo. USD LIBOR + 0.640%)(2)	03/25/37	5,521,000	4,867,588
Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6) 3.91% (3),(6)	08/25/36	1,075,458	1,007,883
Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1) 3.91% (3),(6)	08/25/37	47,868	42,876

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,184,673,276)			1,149,406,449

U.S. GOVERNMENT AGENCY OBLIGATIONS—0.6%
Federal Home Loan Banks 1.61%	09/04/24	11,720,000	11,368,752
1.61%	09/04/24	11,720,000	11,368,347

Total U.S. Government Agency Obligations (Cost: $23,440,000)			22,737,099

U.S. TREASURY SECURITIES—5.0%
U.S. Treasury Bond 2.00%	11/15/41	1,085,000	886,448
2.88%	05/15/52	2,500,000	2,419,141
U.S. Treasury Note 0.13%	08/31/22	75,000,000	74,871,520
2.38%	02/15/42	21,375,000	18,606,269
2.88%	05/15/32	29,050,000	29,602,705
3.00%	06/30/24	4,040,000	4,046,155
3.00%	07/31/27	46,075,000	46,243,197
3.13%	07/31/24	8,510,000	8,529,450

Total U.S. Treasury Securities (Cost: $186,627,393)			185,204,885

Total Fixed Income Securities (Cost: $4,605,462,529)			4,499,682,860

		Shares
MONEY MARKET INVESTMENTS—1.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class 1.88%(8)		65,212,497	65,212,497

Total Money Market Investments (Cost: $65,212,497)			65,212,497

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Issues	Maturity Date	Principal Amount		Value

SHORT TERM INVESTMENTS—7.2%
Foreign Government Bonds—0.5%
Japan Treasury Bill 0.00%(4)	08/01/22	JPY	2,740,000,000	$20,501,309

Total Foreign Government Bonds (Cost: $21,148,852)				20,501,309

U.S. Government Agency Obligations—1.3%
Federal Home Loan Banks 2.93%(5),(9)	10/05/22		50,000,000	49,784,594

Total U.S. Government Agency Obligations (Cost: $49,917,266)				49,784,594

U.S. Treasury Securities—5.4%
U.S. Treasury Bill 1.22%(9)	09/08/22		50,000,000	49,888,507
1.37%(9)	10/20/22		150,000,000	149,230,000

Total U.S. Treasury Securities (Cost: $199,479,767)				199,118,507
Total Short Term Investments (Cost: $270,545,885)				269,404,410

Total Investments (130.0%) (Cost: $4,941,220,911)				4,834,299,767

Liabilities In Excess Of Other Assets (-30.0%)				(1,116,983,028)

Net Assets (100.0%)				$3,717,316,739

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2,010	U.S. Ultra Long Bond Futures	09/21/22	$315,008,340	$318,208,125	$3,199,785
2,566	2-Year U.S Treasury Note Futures	09/30/22	540,978,447	540,042,767	(935,680)
3,144	5-Year U.S Treasury Note Futures	09/30/22	355,883,815	357,556,314	1,672,499

			$1,211,870,602	$1,215,807,206	$3,936,604

Short Futures
159	10-Year U.S. Treasury Note Futures	09/21/22	$(20,170,754)	$(20,868,750)	$(697,996)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

SELL(10)
Citibank N.A.	EUR	567,000	10/07/22	$575,520	$580,833	$5,313

SELL(11)
Citibank N.A.	EUR	9,136,000	10/07/22	$9,680,917	$9,358,891	$322,026
Citibank N.A.	JPY	2,740,000,000	08/01/22	21,120,301	20,501,309	618,992

				$30,801,218	$29,860,200	$941,018

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
EUR	Euro Currency.
JPY	Japanese Yen.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2022, the value of these securities amounted to $1,210,129,555 or 32.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2022.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security is not accruing interest.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Rate disclosed is the 7-day net yield as of July 31, 2022.
(9)	Rate shown represents yield-to-maturity.
(10)	Fund sells foreign currency, buys U.S. Dollar.
(11)	Fund buys foreign currency, sells U.S. Dollar.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	July 31, 2022

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	61.7%
Residential Mortgage-Backed Securities—Non-Agency	30.9
Asset-Backed Securities	12.9
U.S. Treasury Securities	10.4
Commercial Mortgage-Backed Securities—Non-Agency	9.5
U.S. Government Agency Obligations	1.9
Money Market Investments	1.7
Foreign Government Bonds	0.5
Commercial Mortgage-Backed Securities—Agency	0.5
Other*	(30.0)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2022

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$478,148,661	$—	$478,148,661
Commercial Mortgage-Backed Securities—Agency	—	17,008,390	—	17,008,390
Commercial Mortgage-Backed Securities—Non-Agency	—	354,042,926	—	354,042,926
Residential Mortgage-Backed Securities—Agency	—	2,293,134,450	—	2,293,134,450
Residential Mortgage-Backed Securities—Non-Agency	—	1,147,381,851	2,024,598	1,149,406,449
U.S. Government Agency Obligations	—	22,737,099	—	22,737,099
U.S. Treasury Securities	185,204,885	—	—	185,204,885

Total Fixed Income Securities	185,204,885	4,312,453,377	2,024,598	4,499,682,860

Money Market Investments	65,212,497	—	—	65,212,497
Short-Term Investments	199,118,507	70,285,903	—	269,404,410

Total Investments	$449,535,889	$4,382,739,280	$2,024,598	$4,834,299,767

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	946,331	—	946,331
Futures Contracts
Interest Rate Risk	4,872,284	—	—	4,872,284

Total Investments	$454,408,173	$4,383,685,611	$2,024,598	$4,840,118,382

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(1,633,676)	$—	$—	$(1,633,676)

Total	$(1,633,676)	$—	$—	$(1,633,676)

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Securities for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values, were valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (the “Board,” and each member thereof, a “Director”) and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2022 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2021	$6,041,024	$17,917,631	$65,382	$198,068	$2,751,676
Accrued Discounts (Premiums)	137,820	—	17,748	(10,073)	(384,253)
Realized Gain (Loss)	—	—	205	—	(63,335)
Change in Unrealized Appreciation (Depreciation)	(519,760)	(2,762,356)	(48,054)	(11,468)	(3,386)
Purchases	—	—	32,841	—	248,543
Sales	(209,788)	—	(1,039)	—	(524,647)
Transfers in to Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of July 31, 2022	$5,449,296	$15,155,275	$67,083	$176,527	$2,024,598

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2022	$(276,505)	(2,762,356)	$(48,054)	$(11,468)	$(17,384)

Significant unobservable valuation inputs for Level 3 investments as of July 31, 2022 are as follows:

Description	Fair Value at July 31, 2002	Valuation Techniques	Unobservable Input	Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Core Fixed Income Fund
Asset-backed Securities	$4,312,750	Third-party Vendor	Vendor Prices	$93.594	$93.594	Increase
Corporate Bonds	$1,136,546	Third-party Vendor	Vendor Prices	$84.000	$84.000	Increase
TCW Emerging Markets Income Fund
Government Issues	$15,155,275	Third-party Vendor	Vendor Prices	$8.750 -9.000	$8.912	Increase
TCW Global Bond Fund
Common Stock	$9,001	Third-party Vendor	Vendor Prices	$26.167	$26.167	Increase
Residential Mortgage-Backed Securities—Non-Agency	$58,082	Third-party Vendor	Vendor Prices	$4.640	$4.640	Increase
Rights	$0	Third-party Vendor	Vendor Prices	$0	$0	Increase
TCW High Yield Bond Fund
Common Stock	$0	Third-party	Vendor Prices	$0	$0	Increase
Corporate Bonds	$176,527	Third-party Vendor	Vendor Prices	$84.000	84.000	Increase
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities—Non-Agency	$6,072	Third-party Vendor	Vendor Prices	$9.252	$9.252	Increase
Residential Mortgage-Backed Securities—Non-Agency (Interest Only, Collateral Strip Rate Securities)	$2,018,526	Third-party Vendor	Vendor Prices	$0.593 - $ 2.201	$1.507	Increase

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2022, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Core Fixed Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Investments(1)	$—	$—	$—	$7,950	7,950
Swap Agreements	—	—	—	1,912,946	1,912,946
Futures Contracts(2)	—	—	—	115,679	115,679
Forward Contracts	—	—	576,506	—	576,506

Total Value	$—	$—	$576,506	$2,036,575	$2,613,081

Liability Derivatives

Forward Contracts	$—	$—	$(11,950)	$—	$(11,950)
Written Options	—	—	—	(6,344)	(6,344)
Swap Agreements	—	—	—	(5,143,423)	(5,143,423)
Futures Contracts(2)	—	—	—	(653,730)	(653,730)

Total Value	$—	$—	$(11,950)	$(5,803,497)	$(5,815,447)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	$—	$—	$21,379,625	$—	$21,379,625
Options Purchased	—	—	—	923	923
Options Written	—	—	—	3,124	3,124
Futures Contracts	—	—	—	189	189
Swap Agreements	$—	$—	$—	$198,307,222	$198,307,222

TCW Emerging Markets Income Fund

Asset Derivatives

Forward Contracts	$—	$—	$1,158,769	$—	$1,158,769

Total Value	$—	$—	$1,158,769	$—	$1,158,769

Liability Derivatives

Swap Agreements	$(4,041,355)	—	—	—	(4,041,355)

Total Value	$(4,041,355)	$—	$—	$—	$(4,041,355)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	$—	$—	$125,098,160	$—	$125,098,160
Swap Agreements	$130,293,764	$—	$—	$—	$130,293,764

TCW Emerging Markets Local Currency Income Fund
	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Forward Contracts	$—	$—	$198,030	$—	$198,030

Total Value	$—	$—	$198,030	$—	$198,030

Liability Derivatives

Forward Contracts	$—	$—	$(261,146)	$—	$(261,146)

Total Value	$—	$—	$(261,146)	$—	$(261,146)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	$—	$—	$55,844,125	$—	$55,844,125

TCW Enhanced Commodity Strategy Fund

Asset Derivatives

Swap Agreements	$—	$3,249,039	$—	$—	$3,249,039

Total Value	$—	$3,249,039	$—	$—	$3,249,039

Liability Derivatives

Swap Agreements	$—	$(6,703)	$—	$—	$(6,703)

Total Value	$—	$(6,703)	$—	$—	$(6,703)

Number of Contracts or Notional Amounts(3)

Swap Agreements	$—	$26,733,574	$—	$—	$26,733,574

TCW Global Bond Fund

Asset Derivatives

Futures Contracts(2)	$—	$—	$—	$12,149	$12,149
Forward Contracts	—	—	71,412	—	71,412

Total Value	$—	$—	$71,412	$12,149	$83,561

Liability Derivatives

Forward Contracts	$—	$—	$(79,828)	$—	$(79,828)
Swap Agreements	—	—	—	(24,844)	(24,844)
Futures Contracts(2)	—	—	—	(19,629)	(19,629)

Total Value	$—	$—	$(79,828)	$(44,473)	$(124,301)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	$—	$—	$19,767,630	$—	$19,767,630
Futures Contracts	—	—	—	26	26
Swap Agreements	$—	$—	$—	$1,460,000	$1,460,000

TCW High Yield Bond Fund
	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Futures Contracts(2)	$—	$—	$—	$207,467	$207,467
Forward Contracts	—	—	3,379	—	3,379

Total Value	$—	$—	$3,379	$207,467	$210,846

Liability Derivatives

Futures Contracts(2)	$—	$—	$—	$(61,623)	$(61,623)

Total Value	$—	$—	$—	$(61,623)	$(61,623)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	$—	$—	$548,506	$—	$548,506
Futures Contracts	—	—	—	64	64

TCW Short Term Bond Fund

Asset Derivatives

Futures Contracts(2)	$—	$—	$—	$960	$960
Forward Contracts	—	—	3,389	—	3,389

Total Value	$—	$—	$3,389	$960	$4,349

Liability Derivatives

Futures Contracts(2)	$—	$—	$—	$(12,639)	$(12,639)

Total Value	$—	$—	$—	$(12,639)	$(12,639)

Number of Contracts or Notional Amounts

Forward Currency Contracts	$—	$—	$251,725	$—	$251,725
Futures Contracts	—	—	—	21	21

TCW Total Return Bond Fund

Asset Derivatives

Futures Contracts(2)	$—	$—	$—	$4,872,284	$4,872,284
Forward Contracts	—	—	946,331	—	946,331

Total Value	$—	$—	$946,331	$4,872,284	$5,818,615

Liability Derivatives

Futures Contracts(2)	$—	$—	$—	$(1,633,676)	$(1,633,676)

Total Value	$—	$—	$—	$(1,633,676)	$(1,633,676)

Number of Contracts or Notional Amounts(3)
Forward Currency Contracts	$—	$—	$31,412,287	$—	$31,412,287
Futures Contracts	—	—	—	6,536	6,536

(1)	Represents purchased options or swaptions, at value.
(2)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
(3)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended July 31, 2022.

Note 2 — Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended July 31, 2022.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2022.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended July 31, 2022.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2022.

Derivatives:

Forward Foreign Currency Contracts: The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at July 31, 2022 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund utilized futures during the period ended July 31, 2022 to help manage interest rate duration of those Funds. Futures contracts outstanding at July 31, 2022 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended July 31, 2022, the TCW Core Fixed Income Fund and the TCW Global Bond Fund held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2022, the TCW Core Fixed Income Fund and the TCW Global Bond Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk); the TCW Emerging Markets Income Fund used credit default swaps to limit certain credit exposure within the Fund; and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 4 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at July 31, 2022 are listed below:

TCW Core Fixed Income Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Ruby Pipeline LLC, 8.00%, due 04/01/22	4/4/13	$1,499,659	$1,136,546	0.08%

TCW Enhanced Commodity Strategy Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL) (I/O), 0.43%, due 09/15/39	7/15/16	$543	$42	0.00%

TCW Global Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Intelsat Jackson Holdings S. A., 6.50%, due 03/15/30	1/27/22	$101,524	$96,214	0.53%

TCW High Yield Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Intelsat Jackson Holdings S. A., 6.50%, due 03/15/30	1/27/22	$736,048	697,548	0.99%
Ruby Pipeline LLC, 8.00%, due 04/01/22	2/11/21-2/17/21	$193,771	$176,527	0.25%

		$929,819	$874,075	1.24%